AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 27, 2019

Securities Act Registration No. 333-178164

Investment Company Act Registration No. 811-22638

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

[ ]       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]        Pre-Effective Amendment No.

[X]       Post-Effective Amendment No. 65

and/or

[ ]       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]        Amendment No. 66

(Check appropriate box or boxes)

ARROW INVESTMENTS TRUST

(Exact Name of Registrant as Specified in Charter)

6100 CHEVY CHASE DR., SUITE 100

LAUREL, MD 20707

(Address of Principal Executive Offices)(Zip Code)

(301) 260-1001

(Registrant's Telephone Number, including Area Code)

CORPORATION SERVICE COMPANY

251 LITTLE FALLS DRIVE

WILMINGTON, DE 19808

(Name and Address of Agent for Service)

With copy to:

JOANN M. STRASSER, THOMPSON HINE LLP

41 SOUTH HIGH STREET, SUITE 1700

COLUMBUS, OHIO 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

[ ]       immediately upon filing pursuant to paragraph (b)

[X] On December 1, 2019 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ARROW DYNAMIC INCOME FUND

CLASS A SHARES: ASFFX

CLASS C SHARES: ASFTX

INSTITUTIONAL CLASS SHARES: ASFNX

ARROW DWA BALANCED FUND

CLASS A SHARES: DWAFX

CLASS C SHARES: DWATX

INSTITUTIONAL CLASS SHARES: DWANX

ARROW DWA TACTICAL FUND

CLASS A SHARES: DWTFX

CLASS C SHARES: DWTTX

INSTITUTIONAL CLASS SHARES: DWTNX

ARROW MANAGED FUTURES STRATEGY FUND

CLASS A SHARES: MFTFX

CLASS C SHARES: MFTTX

INSTITUTIONAL CLASS SHARES: MFTNX

PROSPECTUS December 1, 2019

1-877-277-6933

(1-877-ARROW-FD)
www.ArrowFunds.com

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission, has approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

FUND SUMMARY – ARROW DYNAMIC INCOME FUND	1
FUND SUMMARY – ARROW DWA BALANCED FUND	6
FUND SUMMARY – ARROW DWA TACTICAL FUND	12
FUND SUMMARY – ARROW MANAGED FUTURES STRATEGY FUND	18
ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS	24
Investment Objective(s)	24
Principal Investment Strategies	24
Principal Investment Risks	28
MANAGEMENT OF THE FUNDS	35
INFORMATION ABOUT SHARES	37
HOW TO PURCHASE SHARES	40
HOW TO REDEEM SHARES	42
EXCHANGING FUND SHARES	44
TRANSACTIONS THROUGH WWW.ARROWFUNDS.COM	45
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	45
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	45
DISTRIBUTION OF SHARES	46
FINANCIAL HIGHLIGHTS	48
PRIVACY NOTICE	60
APPENDIX A: INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND DISCOUNT	A-1

FUND SUMMARY – ARROW DYNAMIC INCOME FUND

Investment Objective: The Arrow Dynamic Income Fund (the “Fund”) seeks income, and long-term capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity and fixed income markets.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in Information About Shares on page 37 and Appendix A of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.75%	0.75%	0.75%
Acquired Fund Fees and Expenses (2)	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	2.02%	2.77%	1.77%
(1)	“Other Expenses” does not include the fees paid to the counterparties to the Fund’s swaps (the “Swaps”), or the management fees, performance fees, and expenses of the trading vehicles or commodity pools (“Underlying Asset”) that serve as the reference asset of the Swaps. These fees and expenses, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the Swap counterparties charge between .50% and 1% of the notional value of the Swap, and the management fees of the Underlying Asset, which are paid to the commodity trading adviser (“CTA”), are 2%.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$768	$1,172	$1,600	$2,788
Class C	$280	$859	$1,464	$3,099
Institutional Class	$180	$557	$959	$2,084

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 307% of the average value of its portfolio.

Principal Investment Strategies: The Fund primarily invests in fixed income securities of any maturity issued by the U.S. government or its agencies, collateralized or corporate debt of any credit rating. In addition to the direct investments in U.S. government, collateralized and corporate debt, the Fund will use swap agreements and other derivatives such as futures, options, and structured notes, as well as exchange traded funds (“ETFs”), and other investment companies, (including affiliated funds), to obtain long and short exposure within the same asset classes.

Arrow Investment Advisors, LLC (the “Advisor”), actively manages the Fund’s dynamic fixed income strategies. These strategies consider micro and macro market factors derived from analytical models taking US Treasury, credit, and high yield market trends into consideration. The Fund will invest in securities of a particular fixed income asset category when market trends of that category are positive or, conversely, sell or hedge securities in a fixed income asset category when trends are unfavorable. The Fund also allocates a portion of its assets to fixed income securities for the purpose of generating income.

The Advisor allocates the Fund’s portfolio across fixed income market segments (such as corporate) high yield debt securities, liquid credit default instruments (such as credit default swaps), collateralized debt (such as mortgage-backed securities (“MBS”)) and longer-term U.S. Treasury bonds (generally, 10-30 years). The Advisor seeks exposure to each market segment by taking a long, short, or neutral (investing in cash or cash equivalents) position in the portfolio securities. The Fund’s exposure to any one investment segment will vary over time.

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The Fund’s investments in corporate debt securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality.

MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS and commercial MBS, and includes securities issued by government sponsored entities. The Fund may invest without limit in MBS that are rated below investment grade (i.e., “high yield” or “junk” ratings). The Advisor considers MBS to be of investment grade quality if they are rated BBB (or comparable) or higher by a NRSRO.

The Advisor utilizes research to invest in (“hold long”) those assets expected to outperform their asset class, and sell all or part of an asset or sell short (“short”) those assets expected to underperform their asset class. This long/short portfolio construction attempts to provide absolute (positive) returns by minimizing the risk of substantial losses stemming from market declines, while reducing volatility. The Advisor may also invest in cash and cash equivalents (“neutral”) when those assets are expected to outperform other asset classes. The Advisor may generate income with hedging techniques on fixed income securities being held when trends for that market segment are unfavorable. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund:

•	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.
•	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.
•	Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.
•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.
•	Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.
•	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
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•	Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
•	Management Risk: The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
•	Market Risk: Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	MBS and Other Asset-Backed Securities Risk: In addition to the risks associated with other fixed income securities, MBS and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.
•	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
•	Other Investment Company Risk: Other investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Other investment companies are subject to specific risks, depending on the nature of the fund.
•	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
•	Residential Mortgage-Backed Securities (“RMBS”) Risk: RMBS are subject to the risks generally associated with MBS. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.
•	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
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•	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten calendar years. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index and a supplementary indexes . The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information and daily net asset value per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Class A Annual Total Return

(Years ended December 31):

Returns do not reflect sales charges and would be lower if they did.

Best Quarter	9/30/2016	3.58%
Worst Quarter	6/30/2010	(5.28)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019 was 2.88%

Average Annual Total Returns

(as of December 31, 2018)

	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A Return Before Taxes	10/31/07	(6.55)%	1.25%	0.05%	(0.91)%
Return after Taxes on Distributions		(6.82)%	(0.02)%	(0.67)%	(1.63)%
Return after Taxes on Distributions and Sale of Fund Shares		(3.87)%	0.41%	(0.26)%	(0.96)%
Class C Return Before Taxes	10/31/07	(1.55)%	1.71%	(0.12)%	(1.11)%
Institutional Class Shares Return Before Taxes	3 /21/12	(0.63)%	2.71%	N/A	1.50%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.01%	2.52%	3.48%	3.77%[1] 2.16%[2]
Credit Suisse Fixed Income Arbitrage Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		1.10%	3.35%	7.39%	3.39%[1] 4.29%[2]
PCM Emerald Long/Short Debt HF Index (reflects no deduction for fees, expenses or taxes)		(1.39)%	(0.05)%	2.94%	3.45%[1] (0.57)%[2]
(1)	Since 10/31/07
(2)	Since 3/21/12
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After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Investment Advisor: Arrow Investment Advisors, LLC

Portfolio Managers: The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E. Flaig, Jr. Chief Investment Officer Since October 2007	Joseph Barrato Portfolio Manager Since July 2014	Jonathan S. Guyer Portfolio Manager Since July 2014

Purchase and Sale of Fund Shares: The minimum initial investment in Class A and Class C shares of the Fund is $5,000 ($2,000 for retirement accounts) and the minimum subsequent investment is $250. The minimum subsequent investment in Class A and Class C shares may be waived upon request. The minimum initial investment in Institutional Class shares of the Fund is $1,000,000. Subsequent investments in Institutional Class shares may be made in any amount. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, online at www.ArrowFunds.com, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY – ARROW DWA BALANCED FUND

Investment Objective: The Arrow DWA Balanced Fund (the Fund”) seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in Information About Shares on page 37 and Appendix A of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	1.00%	None	None
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.48%	0.48%	0.48%
Acquired Fund Fees and Expenses (1)	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.80%	2.55%	1.55%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. These fees and expenses, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the Swap counterparties charge 0.60% of the notional value of the Swap, and the performance fees of the Underlying Asset, which are paid to the commodity trading adviser (“CTA”), range up to 25% of the net new trading profits.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$747	$1,109	$1,494	$2,569
Class C	$258	$793	$1,355	$2,885
Institutional Class	$158	$490	$845	$1,845

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies: The Fund primarily invests, either directly or indirectly through investments in exchange traded funds (“ETFs”) or other investment companies (including affiliated funds), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets. The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes, debentures and bond futures; and defines alternative assets to include currency; options on currency, equity and commodity futures; derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to managed futures programs employed by limited partnerships, corporations operating as investment funds, and limited liability companies (“Underlying Funds”); commodities; master limited partnerships (“MLPs”); and real estate-related securities. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “DWA Balanced Subsidiary”). The DWA Balanced Subsidiary will invest primarily in long commodity futures and options, Underlying Funds, and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Balanced Subsidiary’s derivative positions. When viewed on a consolidated basis, the DWA Balanced Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the DWA Balanced Subsidiary for purposes of financial statements, leverage and concentration.

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Arrow Investment Advisors, LLC (the “Advisor”) allocates the Fund’s portfolio among four market segments:

•	U.S. Equity, including sectors such as consumer goods, energy and healthcare as well as styles such as large cap growth and small cap value;
•	International Equity, including developed market countries such as Japan and emerging market countries such as Malaysia;
•	Fixed Income, such as U.S. Treasury or corporate bonds of any credit quality; and
•	Alternative Assets, such as commodities, futures, swaps, MLPs and real estate.

The Advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Balanced investment model (the “DWA Balanced model”), as well as the Advisor’s proprietary methodology. The DWA Balanced model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Balanced model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Balanced model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

To maintain a balanced portfolio, the Fund will, under normal circumstances, invest:

•	from 25% to 70% in equity securities, including international and domestic equity securities;
•	from 25% to 60% in fixed income securities of any maturity and credit quality; and
•	from 10% to 50% in alternative assets, including through the DWA Balanced Subsidiary.

The Fund will invest within specific market segments when the research indicates a high probability that the applicable market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment when the research indicates that such markets are likely to underperform the applicable universe. The Fund may be heavily invested in fixed-income securities, cash positions and similar securities when the research indicates these assets should significantly outperform the equity and/or alternative market segments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of its investment objective and the Fund’s investments in fixed income securities are intended to achieve the capital preservation component of its investment objective. Under normal circumstances, the Advisor expects that the Fund will invest a combined minimum of 35% in fixed income securities and in alternative investments. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs and the DWA Balanced Subsidiary.

•	Affiliated Investment Company Risk. The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.
•	Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Balanced Subsidiary may subject the Fund to greater volatility than investments in traditional securities.
•	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.
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•	Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.
•	Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.
•	Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Balanced Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
•	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
•	Management Risk: The Advisor’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
•	Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.
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o	MLP Tax Risk: MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.
•	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
•	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.
•	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
•	Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.
•	Taxation Risk: By investing in commodities indirectly through the DWA Balanced Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Balanced Subsidiary is a controlled foreign corporation, any income received from the DWA Balanced Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
•	Wholly-Owned Subsidiary Risk: The DWA Balanced Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Balanced Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Balanced Subsidiary.

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Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten calendar years. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index and supplementary indexes.  The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information and daily net asset value per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Class A Annual Total Return

(Years ended December 31):

Returns do not reflect sales charges and would be lower if they did.

Best Quarter	9/30/2009	9.78%
Worst Quarter	12/31/2018	(11.37)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 11.37%

Average Annual Total Returns

(as of December 31, 2018)

	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A Return Before Taxes	8/07/06	(15.25)%	(0.82)%	4.61%	3.14%
Return after Taxes on Distributions		(17.06)%	(2.38)%	3.73%	2.38%
Return after Taxes on Distributions and Sale of Fund Shares		(7.95)%	(0.64)%	3.64%	2.45%
Class C Return Before Taxes	8/07/06	(10.69)%	(0.39)%	4.43%	2.86%
Institutional Class Shares Return Before Taxes	3/21/12	(9.78)%	0.63%	N/A	2.92%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.01%	2.52%	3.48%	4.05%[1] 2.16%[2]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(4.38)%	8.49%	13.12%	7.86%[1] 11.24%[2]
Morningstar Global Flexible Allocation EW Index (reflects no deduction for fees, expenses or taxes)		(7.32)%	1.37%	5.27%	3.02%[1] 2.67%[2]
(1)	Since 8/07/06
(2)	Since 3/21/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

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Investment Advisor: Arrow Investment Advisors, LLC

Portfolio Managers: The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E. Flaig, Jr. Chief Investment Officer Since September 2011	Joseph Barrato Portfolio Manager Since July 2014	Jonathan S. Guyer Portfolio Manager Since July 2014

Purchase and Sale of Fund Shares: The minimum initial investment in Class A and Class C shares of the Fund is $5,000 ($2,000 for retirement accounts) and the minimum subsequent investment is $250. The minimum subsequent investment in Class A and Class C shares may be waived upon request. The minimum initial investment in Institutional Class shares of the Fund is $1,000,000. Subsequent investments in Institutional Class shares may be made in any amount. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, online at www.ArrowFunds.com, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY – ARROW DWA TACTICAL FUND

Investment Objective: The Arrow DWA Tactical Fund (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in Information About Shares on page 37 and Appendix A of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	1.00%	None	None
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses (1)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$751	$1,120	$1,513	$2,609
Class C	$262	$805	$1,375	$2,925
Institutional Class	$162	$502	$866	$1,889

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 183% of the average value of its portfolio.

Principal Investment Strategies: The Fund primarily invests, either directly or indirectly through investments in exchange traded funds (“ETFs”) and other investment companies (including affiliated funds), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets. The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes and debentures; and defines alternative assets to include currency, options on currency, equity and commodity futures, commodities, master limited partnerships (“MLPs”) and real estate-related securities. When appropriate, Arrow Investment Advisors, LLC (the “Advisor”), the Fund’s investment advisor may elect to invest in the underlying securities of a particular ETF. The Fund may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “DWA Tactical Subsidiary”). The DWA Tactical Subsidiary will invest primarily in long commodity futures and options, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Tactical Subsidiary’s derivative positions. When viewed on a consolidated basis, the DWA Tactical Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the DWA Tactical Subsidiary for purposes of financial statements, leverage and concentration.

Under normal circumstances, the Fund will invest:

•	From 0% to 100% of its assets in domestic and international (including emerging markets) equity securities;
•	From 0% to 100% of its assets in fixed income securities of any maturity and credit quality; and
•	From 0% up to 90% of its assets in alternative assets, including through the DWA Tactical Subsidiary.
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The Advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Global Macro investment model (the “DWA Global Macro model”), as well as the Advisor’s proprietary methodology. The DWA Global Macro model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Global Macro model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Global Macro model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

The Fund will invest within specific market segments when the research indicates a high probability that the applicable market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment when the research indicates that such markets are likely to underperform the applicable universe. The Fund may invest heavily in fixed-income securities, cash positions and similar securities when the research indicates these assets should significantly outperform the equity and/or alternative market segments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate. In order to gain inverse exposure to the equity markets, the Fund may use the derivatives and futures described above. The Fund also may use currency futures.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund invests in fixed income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs and the DWA Tactical Subsidiary.

•	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.
•	Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Tactical Subsidiary may subject the Fund to greater volatility than investments in traditional securities.
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund directly or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.
•	Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.
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•	Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.
•	Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Tactical Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
•	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
•	Management Risk: The Advisor’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
•	Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.
o	MLP Tax Risk: MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.
•	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
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•	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.
•	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
•	Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Swaps Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.
•	Taxation Risk: By investing in commodities indirectly through the DWA Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Tactical Subsidiary is a controlled foreign corporation, any income received from the DWA Tactical Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
•	Wholly-Owned Subsidiary Risk: The DWA Tactical Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Tactical Subsidiary, respectively, are organized, could result in the inability of the Fund and/or DWA Tactical Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Tactical Subsidiary.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for the past ten calendar years. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index and supplementary indexes . The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information and daily net asset value per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

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Class A Annual Total Return

(Years ended December 31):

Returns do not reflect sales charges and would be lower if they did.

Best Quarter	9/30/2009	13.06%
Worst Quarter	12/31/2018	(19.02)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 14.29%

Average Annual Total Returns

(as of December 31, 2018)

	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A Return Before Taxes	5/30/08	(17.20)%	0.26%	5.75%	1.29%
Return after Taxes on Distributions		(17.92)%	(1.04)%	4.84%	0.47%
Return after Taxes on Distributions and Sale of Fund Shares		(9.67)%	(0.04)%	4.42%	0.84%
Class C Return Before Taxes	5/30/08	(12.81)%	0.70%	5.58%	1.10%
Institutional Class Shares Return Before Taxes	3/21/12	(11.91)%	1.71%	N/A	5.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(4.38)%	8.49%	13.12%	7.94%[1] 11.24%[2]
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.01%	2.52%	3.48%	3.66%[1] 2.16%[2]
Wilshire Liquid Alternative Global Macro Index (reflects no deduction for fees, expenses or taxes)		(5.83)%	(0.11)%	0.30%	(0.76)%[1] (0.15)%[2]
PCM Global Macro Index (reflects no deduction for fees, expenses or taxes)		(2.19)%	1.03%	3.33%	4.77%[1] (0.17)%[2]
Morningstar Global Flexible Allocation EW Index (reflects no deduction for fees, expenses or taxes)		(7.32)%	1.37%	5.27%	1.69%[1] 2.67%[2]
(1)	Since 5/30/08
(2)	Since 3/21/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Investment Advisor: Arrow Investment Advisors, LLC

Portfolio Managers: The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E. Flaig, Jr. Chief Investment Officer Since September 2011	Joseph Barrato Portfolio Manager Since July 2014	Jonathan S. Guyer Portfolio Manager Since July 2014
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Purchase and Sale of Fund Shares: The minimum initial investment in Class A and Class C shares of the Fund is $5,000 ($2,000 for retirement accounts) and the minimum subsequent investment is $250. The minimum subsequent investment in Class A and Class C shares may be waived upon request. The minimum initial investment in Institutional Class shares of the Fund is $1,000,000. Subsequent investments in Institutional Class shares may be made in any amount. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, online at www.ArrowFunds.com, or through a financial intermediary and will be paid by check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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FUND SUMMARY – ARROW MANAGED FUTURES STRATEGY FUND

Investment Objective: The Arrow Managed Futures Strategy Fund (the “Fund”) seeks long-term capital appreciation and to achieve absolute returns.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in Information About Shares on page 37 and Appendix A of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of redemption proceeds)	1.00%	None	None
Redemption Fee (as a % of amount redeemed, if shares are held less than 30 days)	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (1)	0.37%	0.37%	0.36%
Acquired Fund Fees and Expenses (2)	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.49%	2.24%	1.23%
(1)	“Other Expenses” include the expenses of the Fund’s consolidated wholly-owned subsidiary. “Other Expenses” does not include the fees paid to the counterparties to the Fund’s Swap (defined below), or the management fees, performance fees, and expenses of the trading vehicles or commodity pools (“Underlying Assets”) that serve as the reference asset of the Swap. These fees and expenses, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the Swap counterparties charge 0.60% of the notional value of the Swap, and the performance fees of the Underlying Asset, which are paid to the commodity trading adviser (“CTA”), range up to 25% of the net new trading profits.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,019	$1,341	$2,252
Class C	$227	$700	$1,200	$2,575
Institutional Class	$125	$390	$676	$1,489

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies: The Fund pursues its investment objective by implementing a fixed income strategy and a managed futures strategy.

The managed futures strategy generates capital appreciation by investing in limited partnerships, corporations operating as investment funds, and limited liability companies that employ the managed futures program of DUNN Capital Management, LLC (“Dunn”), a commodity trading adviser (“CTA”) registered with the U.S. Commodity Futures Trading Commission (collectively, “Underlying Funds”) and in derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to Dunn’s World Monetary and Agriculture Program (the “WMA Program”).

Dunn was founded in 1974 and started to implement the WMA program in 1984. The WMA Program uses quantitative modeling to develop and maintain systematic trading strategies driven by data across financial (such as foreign and domestic equity and debt futures and foreign currency futures) and commodity markets. The WMA Program was designed to analyze market data to identify trends and relationships occurring within and across markets and asset classes.

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The WMA Program is constructed to identify price trends (both up and down) in physical commodities and financial futures markets. The WMA Program allocates assets across a blend of financial and commodity futures (including, interest rates, equity indices, and currencies, and physical commodities, such as, energy, metals and agriculture). The financial futures and physical commodity components are positioned either long, flat or short based on the systematic trading strategy. A future is a financial contract obligating the buyer to purchase an asset (or the seller to sell an asset), such as a physical commodity or a financial instrument, at a predetermined future date and price.

The WMA Program consists of trend following and other quantitative strategies that aim for low correlation to traditional asset classes such as equities and fixed income and are diversified by investment style, information source, investment holding period and instrument.

The Fund executes its managed futures strategy primarily by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Arrow MFT Subsidiary”). The Arrow MFT Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions. The Arrow MFT Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

To the extent Arrow Investment Advisors, LLC (the “Advisor”) is utilizing derivatives to gain exposure to the WMA Program, it is anticipated that the Fund will use a swap (the “Swap”), which is a type of derivative instrument based on an underlying asset (“Underlying Asset”), designed to replicate the aggregate returns of the WMA Program.

The Swap is based on a notional amount agreed upon by the Advisor and the counterparty. The Advisor may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The Underlying Asset is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.

Prospective investors should note that Dunn is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Arrow MFT Subsidiary and does not make recommendations or representations with respect to the Fund or the Arrow MFT Subsidiary. Other than reviewing the description of the WMA Program, Dunn has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Dunn, will not have voting rights or a direct interest in any Dunn fund, and will have no standing or recourse against Dunn with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the WMA Program through one or more trading companies that employ the WMA Program and/or derivative instruments such as swap agreements that provide exposure to the WMA Program, neither the Fund nor the Arrow MFT Subsidiary will have a direct interest in any Dunn fund.

The Fund executes its fixed income strategy primarily by investing directly or indirectly through other funds (including affiliated funds) in U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. The Fund’s fixed income strategy is primarily used to collateralize its derivative positions.

The Fund’s strategy aims to achieve capital appreciation and absolute returns over the long-term. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through direct investments in securities and derivatives as well as indirectly through investments in other funds, structured notes and the Arrow MFT Subsidiary.

•	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which a Fund may invest are not money market funds and are more risky than a money market fund.
•	Commodity Risk: Investing in the commodities markets will subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
•	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security.
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•	Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.
•	Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.
•	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
•	Foreign Investment Risk: The Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
•	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.
•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
•	Management Risk: The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
•	Market Risk: Overall securities and derivatives market risks will affect the value of individual instruments in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
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•	Other Investment Company Risk: Other investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Other investment companies are subject to specific risks, depending on the nature of the fund.
•	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which will reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
•	Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
•	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
•	Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the Underlying Asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.
•	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.
•	Taxation Risk: By investing in commodities indirectly through the Arrow MFT Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Arrow MFT Subsidiary is a controlled foreign corporation, any income received from the Arrow MFT Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
•	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
•	Wholly-Owned Subsidiary Risk: The Arrow MFT Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Arrow MFT Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Arrow MFT Subsidiary.

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class A shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class A shares over time to the performance of a broad-based market index and supplementary indexes . The Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, (the “Predecessor Fund”) to a series of Arrow Investments Trust, a Delaware statutory trust (the “Reorganization”). The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes performance of the Predecessor Fund. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. On October 1, 2015, the Fund changed its strategy from being an index fund to being an actively managed fund. Although Class C shares (formerly known as Advisor Class shares) and Institutional Class shares would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class C and Institutional Class shares would be different from Class A shares because Class C and Institutional Class shares have different expenses than Class A shares. Updated performance information and daily net asset value per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

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Class A Annual Total Return

(Years ended December 31):

Returns do not reflect sales charges and would be lower if they did.

Best Quarter	12/31/2017	23.72%
Worst Quarter	12/31/2016	(13.86)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019, was 20.66%

Average Annual Total Returns

(as of December 31, 2018)

	Inception Date	One Year	Five Years	Since Inception
Class A Return Before Taxes	4 /30/10	(24.20)%	(2.45)%	(3.09)%
Return after Taxes on Distributions		(26.47)%	(4.04)%	(4.08)%
Return after Taxes on Distributions and Sale of Fund Shares		(14.34)%	(2.48)%	(2.65)%
Class C Return Before Taxes	4 /30/10	(20.21)%	(2.01)%	(3.13)%
Institutional Class Shares Return Before Taxes	3 /21/12	(19.44)%	(1.10)%	(1.88)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(4.38)%	8.49%	11.32%[1] 11.24%[2]
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.01%	2.52%	3.00%[1] 2.16%[2]
Barclay BTOP50 Index (reflects no deduction for fees, expenses or taxes)		(4.61)%	0.12%	(0.01)%[1] (0.24)%[2]
Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses or taxes)		(4.40)%	3.14%	1.76%[1] 2.11%[2]
[1]	Since 4/30/10
[2]	Since 3/21/12

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns for Class C and Institutional Class shares will differ from those of Class A shares. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Investment Advisor: Arrow Investment Advisors, LLC

Portfolio Managers: The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E. Flaig, Jr. Chief Investment Officer Since Inception April 2010	Joseph Barrato Portfolio Manager Since July 2014	Jonathan S. Guyer Portfolio Manager Since July 2014

Purchase and Sale of Fund Shares: The minimum initial investment in Class A and Class C shares of the Fund is $5,000 ($2,000 for retirement accounts) and the minimum subsequent investment is $250. The minimum subsequent investment in Class A and Class C shares may be waived upon request. The minimum initial investment in Institutional Class shares of the Fund is $1,000,000. Subsequent investments in Institutional Class shares may be made in any amount. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, online at www.ArrowFunds.com, or through a financial intermediary and will be paid by check or wire transfer.

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Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-free plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE
PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT OBJECTIVE(S)

Fund	Investment Objective(s)
Arrow Dynamic Income Fund	The Fund seeks income, and long-term capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity and fixed income markets.
Arrow DWA Balanced Fund	The Fund seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.
Arrow DWA Tactical Fund	The Fund seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.
Arrow Managed Futures Strategy Fund	The Fund seeks long-term capital appreciation and to achieve absolute returns.

Each Fund’s investment objective(s) is/are a non-fundamental policy and may be changed without shareholder approval by the Funds’ Board of Trustees upon 60 days’ written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Arrow Dynamic Income Fund

Principal Investment Strategies: The Fund primarily invests in fixed income securities of any maturity issued by the U.S. government or its agencies, and domestic corporate debt of any credit rating. In addition to the direct investments in U.S. government and corporate debt, the Fund will use swap agreements and other derivatives such as futures, options, and structured notes, as well as exchange traded funds (“ETFs”), and other investment companies (including affiliated funds), to obtain long and short exposure within the same asset classes.

Arrow Investment Advisors, LLC (the “Advisor”) actively manages the Fund’s dynamic fixed income strategies. These strategies consider micro and macro market factors derived from analytical models taking US Treasury, credit, and high yield market trends into consideration. The Fund will invest in securities of a particular fixed income asset category when market trends of that category are positive or, conversely, sell or hedge securities in a fixed income asset category when trends are unfavorable. The Fund also allocates a portion of its assets to fixed income securities for the purpose of generating income.

The Advisor allocates the Fund’s portfolio across fixed income market segments (such as corporate high yield debt securities, liquid credit default instruments (such as credit default swaps) and longer-term U.S. Treasury bonds (generally, 10-30 years). The Advisor seeks exposure to each market segment by taking a long, short, or neutral (investing in cash or cash equivalents) position in the portfolio securities. Fund’s investments in corporate debt securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor, to be of comparable quality.

The Advisor utilizes research to invest in (“hold long”) those assets expected to outperform their asset class, and sell all or part of an asset or sell short (“short”) those assets expected to underperform their asset class. This long/short portfolio construction attempts to provide absolute (positive) returns by minimizing the risk of substantial losses stemming from market declines, while reducing volatility. The Advisor may also invest in cash and cash equivalents (“neutral”) when those assets are expected to outperform other asset classes. The Advisor may generate income with hedging techniques on fixed income securities being held when trends for that market segment are unfavorable. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Arrow DWA Balanced Fund

Principal Investment Strategies: The Fund primarily invests, either directly or indirectly through investments in ETFs or other investment companies (including affiliated funds), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets. The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes, debentures, and bond futures; and defines alternative assets to include currency; options on currency; equity and commodity futures; derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to managed futures programs employed by limited partnerships, corporations operating as investment funds, and limited liability companies (“Underlying Funds”); commodities; master limited partnerships (“MLPs”); and real estate-related securities. The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “DWA Balanced Subsidiary”). The DWA Balanced Subsidiary will invest primarily in long commodity futures and options, Underlying Funds, and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Balanced Subsidiary’s derivative positions. When viewed on a consolidated basis, the DWA Balanced Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the DWA Balanced Subsidiary for purposes of financial statements, leverage and concentration.

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The Advisor allocates the Fund’s portfolio among four market segments:

•	U.S. Equity, including sectors such as consumer goods, energy and healthcare as well as styles such as large cap growth and small cap value;
•	International Equity, including developed market countries such as Japan and emerging market countries such as Malaysia;
•	Fixed Income, such as U.S. Treasury or corporate bonds of any credit quality; and
•	Alternative Assets, such as commodities, futures, swaps, MLPs and real estate.

The Advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Balanced investment model (the “DWA Balanced model”), as well as the Advisor’s proprietary methodology. The DWA Balanced model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Balanced model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Balanced model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

To maintain a balanced portfolio, the Fund will, under normal circumstances, invest:

•	from 25% to 70% in equity securities, including international and domestic equity securities;
•	from 25% to 60% in fixed income securities of any maturity and credit quality; and
•	from 10% to 50% in alternative assets, including through the DWA Balanced Subsidiary.

The Fund will invest within specific market segments when the research indicates a high probability that the applicable market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment when the research indicates that such markets are likely to underperform the applicable universe. The Fund may be heavily invested in fixed-income securities, cash positions and similar securities when the research indicates these assets should significantly outperform the equity and/or alternative market segments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of its investment objective and the Fund’s investments in fixed income securities are intended to achieve the capital preservation component of its investment objective. Under normal circumstances, the Advisor expects that the Fund will invest a combined minimum of 35% in fixed income securities and in alternative investments. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

Arrow DWA Balanced Fund Subsidiary

The Fund will invest up to 25% of its total assets in the DWA Balanced Subsidiary. The DWA Balanced Subsidiary will invest primarily in commodity futures and options, as well as fixed income securities and other investments intended to serve as margin or collateral for the subsidiary’s derivative positions.

By investing in commodities indirectly through the DWA Balanced Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. Investment in the DWA Balanced Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Subchapter M requires, among other things, that at least 90% of the Fund’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The IRS has issued a number of private letter rulings to other mutual funds (including other Arrow Funds), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M. The Fund does not have a private letter ruling, but fully intends to comply with the IRS’ rules if the IRS were to change its position. To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. Such dividend distributions are “qualifying income” pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the DWA Balanced Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its DWA Balanced Subsidiary. For that reason, references to the Fund may also include the DWA Balanced Subsidiary. When viewed on a consolidated basis, the DWA Balanced Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

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Prospective investors should note that DWA is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the DWA Balanced Subsidiary and does not make recommendations or representations with respect to the Fund or the DWA Balanced Subsidiary. Other than reviewing the description of the DWA Balanced model, DWA has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof.

Arrow DWA Tactical Fund

Principal Investment Strategies: The Fund primarily invests, either directly or indirectly through investments in ETFs and other investment companies (including affiliated funds), in (i) equity securities, (ii) fixed income securities, or (iii) alternative assets. The Fund defines equity securities to include common and preferred stocks; and defines fixed income securities to include bonds, notes and debentures; and defines alternative assets to include currency, options on currency, equity and commodity futures, commodities, MLPs and real estate-related securities. When appropriate, the Advisor may elect to invest in the underlying securities of a particular ETF. The Fund may invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “DWA Tactical Subsidiary”). The DWA Tactical Subsidiary will invest primarily in long commodity futures and options, as well as fixed income securities and other investments intended to serve as margin or collateral for the DWA Tactical Subsidiary’s derivative positions. When viewed on a consolidated basis, the DWA Tactical Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the DWA Tactical Subsidiary for purposes of financial statements, leverage and concentration.

Under normal circumstances, the Fund will invest:

•	From 0% to 100% of its assets in domestic and international (including emerging markets) equity securities;
•	From 0% to 100% of its assets in fixed income securities of any maturity and credit quality; and
•	From 0% up to 90% of its assets in alternative assets, including through the DWA Tactical Subsidiary.

The Advisor allocates the Fund’s portfolio using research from DWA, which comes from the DWA Global Macro model, as well as the Advisor’s proprietary methodology. The DWA Global Macro model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Global Macro model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Global Macro model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

The Fund will invest within specific market segments when the research indicates a high probability that the applicable market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among a market segment when the research indicates that such markets are likely to underperform the applicable universe. The Fund may invest heavily in fixed-income securities, cash positions and similar securities when the research indicates these assets should significantly outperform the equity and/or alternative market segments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The alternative asset market segment refers to investments that are historically non-correlated to either equity or fixed income investments such as commodities, MLPs or real estate. In order to gain inverse exposure to the equity markets, the Fund may use the derivatives and futures described above. The Fund also may use currency futures.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund invests in fixed income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives.

Arrow DWA Tactical Fund Subsidiary

The Fund will invest up to 25% of its total assets in the DWA Tactical Subsidiary. The DWA Tactical Subsidiary will invest primarily in commodity futures and options, as well as fixed income securities and other investments intended to serve as margin or collateral for the subsidiary’s derivative positions.

By investing in commodities indirectly through the DWA Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. Investment in the DWA Tactical Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code. Subchapter M requires, among other things, that at least 90% of the Fund’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). Income from certain of the commodity-linked derivatives in which the Fund invests may not be treated as “qualifying income” for purposes of the 90% income requirement. The IRS has issued a number of private letter rulings to other mutual funds (including other Arrow Funds), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M. The Fund does not have a private letter ruling, but fully intends to comply with the IRS’ rules if the IRS were to change its position.

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To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year. Such dividend distributions are “qualifying income” pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the DWA Tactical Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its DWA Tactical Subsidiary. For that reason, references to the Fund may also include the DWA Tactical Subsidiary. When viewed on a consolidated basis, the DWA Tactical Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Prospective investors should note that DWA is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the DWA Tactical Subsidiary and does not make recommendations or representations with respect to the Fund or the DWA Tactical Subsidiary. Other than reviewing the description of the DWA Global Macro, DWA has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof.

Arrow Managed Futures Strategy Fund

Principal Investment Strategies: The Fund pursues its investment objective by implementing a fixed income strategy and a managed futures strategy.

The managed futures strategy generates capital appreciation by investing in Underlying Funds and in derivative instruments, such as swap contracts, structured notes or other securities or derivatives that provide exposure to the WMA Program.

Dunn was founded in 1974 and started to implement the WMA Program in 1984. The WMA Program uses quantitative modeling to develop and maintain systematic trading strategies driven by data across financial (such as foreign and domestic equity and debt futures and foreign currency futures) and commodity markets. The WMA Program was designed to analyze market data to identify trends and relationships occurring within and across markets and asset classes. The WMA Program is constructed to identify price trends (both up and down) in physical commodities and financial futures markets. The WMA Program allocates assets across a blend of financial and commodity futures (including, interest rates, equity indices, and currencies, and physical commodities, such as, energy, metals and agriculture). The financial futures and physical commodity components are positioned either long, flat or short based on the systematic trading strategy. A future is a financial contract obligating the buyer to purchase an asset (or the seller to sell an asset), such as a physical commodity or a financial instrument, at a predetermined future date and price.

The WMA Program consists of trend following and other quantitative strategies that aim for low correlation to traditional asset classes such as equities and fixed income and are diversified by investment style, information source, investment holding period and instrument.

The Fund executes its managed futures strategy primarily by investing up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Arrow MFT Subsidiary”). The Arrow MFT Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions. The Arrow MFT Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

To the extent the Advisor is utilizing derivatives to gain exposure to the WMA Program, it is anticipated that the Fund will use a Swap, which is a type of derivative instrument based on an Underlying Asset, designed to replicate the aggregate returns of the WMA Program.

The Swap is based on a notional amount agreed upon by the Advisor and the counterparty. The Advisor may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The Underlying Asset is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers. Fees paid to the counterparty of the Swap, and the management fees, performance fees, and expenses of the Underlying Funds are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the Swap counterparties charge between 0.30% and 0.45% of the notional value of the Swap, and the performance fees of the Underlying Asset, which are paid to the CTA, range up to 25% of the net new trading profits.

Prospective investors should note that Dunn is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the Arrow MFT Subsidiary and does not make recommendations or representations with respect to the Fund or the Arrow MFT Subsidiary. Other than reviewing the description of the WMA Program, Dunn has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof. Prospective investors will not be investing their funds with Dunn, will not have voting rights or a direct interest in any Dunn fund, and will have no standing or recourse against Dunn with respect to the Fund, its operations or performance. In addition, while the Fund and the Subsidiary may gain exposure to the WMA Program through one or more trading companies that employ the WMA Program and/or derivative instruments such as swap agreements that provide exposure to the WMA Program, neither the Fund nor the Arrow MFT Subsidiary will have a direct interest in any Dunn fund.

The Fund executes its fixed income strategy primarily by investing in U.S. government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. The Fund’s fixed income strategy is primarily used to collateralize its derivative positions.

The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objective.

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Non-Principal Strategy:

The Fund may also invest in the types of securities in the Fund’s portfolio and in cash and cash equivalents through affiliated and unaffiliated investment companies.

Arrow Managed Futures Strategy Fund Subsidiary

The Fund will invest up to 25% of its total assets the Arrow MFT Subsidiary. The Arrow MFT Subsidiary will invest primarily in (long and short) commodity and financial futures, options and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Arrow MFT Subsidiary’s derivative positions. Consequently, the Fund will be investing derivatives, albeit indirectly.

By investing in commodities indirectly through the Arrow MFT Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. Investment in the Arrow MFT Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code. Subchapter M requires, among other things, that at least 90% of the Fund’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”). The Fund will make investments in certain commodity-linked derivatives through the Arrow MFT Subsidiary because income from these derivatives is not treated as “qualifying income” for purposes of the 90% income requirement if the Fund invests in the derivative directly. The Fund is relying on a private letter ruling from the Internal Revenue Service, which indicates that income from the Fund’s investment in the Arrow MFT Subsidiary will constitute “qualifying income” for purposes of Subchapter M.

Because the Fund may invest a substantial portion of its assets in the Arrow MFT Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Arrow MFT Subsidiary. For that reason, references to the Fund may also include the Arrow MFT Subsidiary. When viewed on a consolidated basis, the Arrow MFT Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

PRINCIPAL INVESTMENT RISKS

Risk	Arrow Dynamic Income Fund	Arrow DWA Balanced Fund	Arrow DWA Tactical Fund	Arrow Managed Futures Strategy Fund
Affiliated Investment Company Risk	X	X	X	X
Commodity		X	X	X
Counterparty	X	X		X
Credit	X	X	X	X
Derivatives	X			X
Emerging Market		X	X
ETF	X	X	X	X
Fixed Income	X	X	X	X
Foreign Currency				X
Foreign Investments		X	X	X
Futures	X	X	X	X
Government Securities	X			X
Issuer-Specific	X	X	X	X
Junk Bonds	X	X	X
Leverage	X	X	X	X
Management	X	X	X	X

Market	X	X	X	X
MLP		X	X
Options	X	X	X	X
Mortgage-Backed and Other Asset-Backed Securities	X
Other Investment Company	X			X
Portfolio Turnover	X	X	X	X
Real Estate		X	X
Regulatory	X	X	X	X
Repurchase Agreement				X
Residential Mortgage-Backed Securities	X
Sector	X	X	X
Short Position	X	X		X
Small and Medium Capitalization		X	X
Structured Note				X
Swap	X	X	X	X
Taxation		X	X	X
Volatility				X
Wholly-Owned Subsidiary		X	X	X

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The following risks apply to each Fund, as applicable pursuant to the risk table above, through its direct investments as well as indirectly through investments in its Subsidiary.

•	Affiliated Investment Company Risk. The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds.
•	Commodity Risk: The Funds exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity based exchange traded trusts and commodity based exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
•	Counterparty Risk: The Fund may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Advisor to present acceptable credit risk.
•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.
In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
•	Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.
•	Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

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•	ETF Risk: The Fund invests primarily in ETFs. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Additional risks of investing in ETFs are described below:
o	ETF Strategies: Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.
o	Tracking Risk: Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.
o	Risk Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.
o	Alternative Assets Risk: Each Fund’s investments in ETFs in the “Alternative Asset” market segment may be more volatile than other Fund investments. The risks and volatility of commodity ETFs are linked to the economic and other risks that are specific to the commodity in which the ETF invests. REIT ETFs are subject to the risks inherent in real estate investing, such as property value fluctuations.
o	Foreign Exposure: Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Although a Fund will not invest in the securities of foreign companies directly, other than in its subsidiary, it may invest in ETFs that cause the Fund to be exposed to some degree to the risks associated with foreign markets. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
o	Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
o	Real Estate Companies Risk: None of the underlying ETFs will generally invest in real estate directly, but certain underlying ETFs may invest in securities issued by real estate companies. As a result, such underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.
o	Expense Risk: The Fund invests in ETFs and other Underlying Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.
o	Additional ETF and Underlying Fund Risk: The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating their investments in the manner the Advisor considers optimal. The Fund intends to purchase ETFs and other Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the one charged by the Fund. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear that expense by investing in the Fund.
•	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.
•	Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.

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Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.

o	Counterparty Credit Risk: Credit risk exists whenever the Fund enters into a foreign exchange contract, because the counterparty may not be able or may choose not to perform under the contract. When the Fund invests in foreign currency contracts, or other over-the-counter instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
o	Short Position Risk: The Fund may also take short positions, through derivatives, if the Advisor believes the value of a currency is likely to depreciate in value. A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline. The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.
•	Foreign Investment Risk: Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

•	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“Ginnie Mae”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and “Freddie Mac”, are supported only by the credit of the agency that issued them, and not by the U.S. government.
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Securities issued by the Federal Farm Credit System, the Federal Land Banks, and “Fannie Mae” are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. However, on September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•	Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price.
•	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses (especially interest and dividend expenses) than those of equity mutual funds that do not use such techniques.
•	Management Risk: The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fund’s assets. The Advisor’s objective judgments, based on their investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
•	Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The Fund invests in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
o	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. The Fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate that risk.
•	MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.
o	MLP Tax Risk: MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.
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•	MBS and Other Asset-Backed Securities Risk: In addition to the risks associated with other fixed income securities, MBS and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, MBS and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.
•	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
•	Other Investment Company Risk: The Fund invests in other mutual funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in those other mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the other mutual funds in addition to the Fund’s direct fees and expenses. The additional risks of investing in other mutual funds are described below:
o	Strategies Risk: Each other mutual fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.
o	Additional Risk: The strategy of investing in other mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating investments in the manner the Advisor considers optimal.
•	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	Real Estate Risk: None of the underlying ETFs will generally invest in real estate directly, but certain underlying ETFs may invest in securities issued by real estate companies. As a result, such underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.
•	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
•	Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.
•	Residential Mortgage-Backed Securities (“RMBS”) Risk: RMBS are subject to the risks generally associated with MBS. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.
•	Sector Risk: Another area of risk involves the potential focus of a Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which a Fund may invest, directly or indirectly, will vary.
•	Short Position Risk: The Fund’s long positions could decline in value at the same time that the value of the short positions increases, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instrument or security rises and it costs more to replace or cover. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited; however, the Fund will be in compliance with Section 18(f) of the Investment Company Act of 1940, as amended (the “1940 Act”), to ensure that a Fund shareholder will not lose more than the amount invested in the Fund. In addition, any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the securities. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The lender of a borrowed security may require the Fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price, resulting in a loss.
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•	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small cap companies may have returns that can vary, occasionally significantly, from the market in general.
•	Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the underlying reference asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.
•	Swap Risk: The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.
•	Taxation Risk: By investing in commodities indirectly through a subsidiary, each Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. Each subsidiary is classified as a controlled foreign corporation for US tax purposes. Typically any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long term capital gains/losses and 40% short term capital gains/losses. However, because each subsidiary is a controlled foreign corporation any income received from its investments will be passed through to a Fund as ordinary income and reflected on shareholder’s tax Form 1099s as such.
•	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
•	Wholly-Owned Subsidiary Risk: Each subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Fund, by investing in a subsidiary, will not have all of the protections offered to investors in registered investment companies. However, each Fund wholly owns and controls its subsidiary, and the Fund and its subsidiary are both managed by the Advisor, making it unlikely that a subsidiary will take action contrary to the interests of a Fund or its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including investment in a subsidiary, and each Fund’s role as the sole shareholder of its subsidiary. Also, the Advisor, in managing a subsidiary’s portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of each respective Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its subsidiary, respectively, are organized, could result in the inability of the Fund and/or subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiaries. If Cayman Islands law changes such that a subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Temporary Investments

To respond to adverse market, economic, political or other conditions, each of the Funds may invest 100% of total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve investment objectives will be limited. Furthermore, to the extent that the Funds invest in money market mutual funds for cash positions, there

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will be some duplication of expenses because the Funds would bear its pro-rata portion of such money market funds’ advisory fees and operational fees. The Funds may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure

A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information (“SAI”) which is available at www.ArrowFunds.com.

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact each Fund’s business operations, potentially resulting in financial losses; interference with each Fund’s ability to calculate its net asset value; impediments to trading; the inability of the Funds, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for each Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT OF THE FUNDS

Investment Advisor

Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, Maryland 20707, serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of each Fund’s business affairs. The Advisor is responsible for selecting the Funds’ investments according to the Funds’ investment objectives, policies and restrictions. The Advisor was established in February 2006. The Advisor has approximately $481 million in assets under management as of July 31, 2019. The Advisor has been managing the Funds since their inceptions.

Fund	Contractual Advisory Fee	Advisory Fee Received For the Fiscal Year ended 7/31/19
Arrow Dynamic Income Fund	0.75%	0.72%
Arrow DWA Balanced Fund	1.00%	0.99%
Arrow DWA Tactical Fund	1.00%	1.00%
Arrow Managed Futures Strategy Fund	0.85%	0.81%

A discussion regarding the basis for the Board of Trustees’ approval or renewal of the Investment Advisory Agreement for each Fund is available in the Funds’ Semi-Annual Report for the period ended January 31, 2019.

In addition to investment advisory fees, the Funds pay other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

Portfolio Managers

William E. Flaig Jr.

Chief Investment Officer

William E. Flaig, Jr. has been a portfolio manager for the Arrow Dynamic Income Fund and the Arrow Managed Futures Strategy Fund since each Fund’s inception. Mr. Flaig has been responsible for the futures and options on futures management of the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund (the “Arrow DWA Fund Series”) since September 2011 and for the overall management of those Funds since November 2014. Mr. Flaig joined Arrow Investment Advisors in February of 2007. From 2005 to 2007 he was a principal of Paladin Asset Management, where Mr. Flaig refined original research in absolute return factors which  evolved into Paladin’s corresponding alternative investment strategies. From 2000 to 2005, Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy with responsibility for all Rydex Portfolio Managers.

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 Mr. Flaig graduated from Purdue University with a degree in Management.

Joseph Barrato

Portfolio Manager

Joseph Barrato has been a portfolio manager for the Arrow Dynamic Income Fund and the Arrow Managed Futures Strategy Fund since July 2014 and for the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund since July 2014. Joseph Barrato is a founding member of Arrow Investment Advisors, LLC. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor’s degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate. Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer

Portfolio Manager

Jonathan Guyer has been a portfolio manager for the Arrow Dynamic Income Fund and the Arrow Managed Futures Strategy Fund since July 2014 and for the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund since July 2014. Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served as the Principal, Director of Research and Chief Investment Officer of the firm. Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in business administration from the University of North Carolina-Wilmington.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of Fund shares.

Investment Subsidiaries

Each of the Funds, except the Arrow Dynamic Income Fund, may invest up to 25% of its total assets in a Fund-specific separate wholly-owned subsidiary. Each subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. Each Fund is the sole shareholder of its respective subsidiary. It is not currently expected that shares of any subsidiary will be sold or offered to other investors. If, at any time, a subsidiary proposes to offer or sell its shares to any investor other than its respective Fund, the respective Fund shareholders will receive 60 days prior notice of such offer or sale.

As with the Funds, the Advisor is responsible for each subsidiary’s day-today business pursuant to an investment advisory agreement with each subsidiary. Under each agreement, the Advisor provides the subsidiary with the same type of management services, under the same terms, as are provided to the respective Fund. The advisory agreement of each subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund.

Each Fund pays the Advisor a fee for its services. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by the respective subsidiary. This undertaking will continue in effect for so long as a Fund invests in a subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund’s Board of Trustees for such termination.

Each subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and accounting services that it receives. The Funds expect that the expenses borne by each subsidiary will not be material in relation to the value of the respective Fund’s assets. It is also anticipated that each Fund’s own expense will be reduced to some extent as a result of the payment of such expenses at the subsidiary level. It is therefore expected that any duplicative fees for similar services provided to a Fund and a subsidiary will not be material.

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Each subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the respective Fund. As a result, the Advisor (when viewing each subsidiary and its respective Fund on a consolidated basis) is subject to the same investment policies and restrictions that apply to the management of each Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of a subsidiary’s portfolio investments and shares of the subsidiary. These policies and restrictions are described in detail in the Funds’ Statement of Additional Information (“SAI”). The Trust’s Chief Compliance Officer oversees implementation of each subsidiary’s policies and procedures, and makes periodic reports to the Board regarding each subsidiary’s compliance with its policies and procedures.

The financial statements of a subsidiary will be consolidated in the respective Fund’s financial statements which are included in the Fund’s annual and semi-annual reports. Each Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of each subsidiary.

INFORMATION ABOUT SHARES

How Shares are Priced

The Funds’ net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) is determined at the close of regular trading on the New York Stock Exchange (“NYSE”) at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day the NYSE is open (the “Valuation Time”). NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Funds, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Funds for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day. All valuations are subject to review by the Trust’s Board or its delegate.

Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. Money market securities maturing in 60 days or less will be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at last sale price or, in the absence of a sale, at the current bid price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when a Fund calculates its NAV. Issuer-specific events may cause the last market quotation to be unreliable. These events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s NAV is calculated based upon the NAV of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds, except the Arrow Dynamic Income Fund, may each invest up to 25% of its total assets in shares of a subsidiary. The subsidiaries price portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the respective Fund. The subsidiaries offer to redeem all or a portion of its shares at the current net asset value per share every day the respective Fund is open for business. The value of shares of a subsidiary will fluctuate with the value of the subsidiary’s portfolio investments.

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Share Classes

This Prospectus describes three classes of shares offered by each Fund. The main differences between each class are investment minimums, sales charges and ongoing fees. For information on ongoing distribution fees, see Distribution Fees on page 63 of this Prospectus. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Funds represents interest in the same portfolio of investments in the Funds. All share classes may not be available in all states.

Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions and exchanges of Class A shares of one Fund for Class A shares of another Fund. The following sales charges apply to your purchases of Class A shares of each Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

Archer Distributors, LLC (the “Distributor”) may pay broker-dealers a commission on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of any Funds’ Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, the “Distributor” in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with the shares of any other Class A shares of Arrow Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of any Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);
•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
•	Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Funds, with a minimum of $25,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included.

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The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Funds within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Funds at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Funds that you intend to do so in writing. The Funds must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, as described in Appendix A under “Merrill Lynch Platform Purchases”, “Morgan Stanley Wealth Management Purchases”, “Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”) Purchases”, and “Janney Montgomery Scott LLC Purchases” and including the below categories of investors.

•	Current and retired directors and officers of a Fund sponsored by the Advisor or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Advisor.
•	Employees of the Advisor and their families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.
•	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.
•	Clients of financial intermediaries that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.
•	Clients of financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class A shares to self-directed brokerage accounts that may or may not charge transaction fees to customers.
•	Institutional investors (which may include bank trust departments and registered investment advisors).
•	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.
•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
•	Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Funds is required. The Distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Arrow Fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Shareholders purchasing Fund shares through certain platforms or accounts are eligible only for the load waivers (front-end sales charge waivers and CDSC, or back-end, waivers) and discounts described in Appendix A, which may differ from those disclosed elsewhere in this prospectus or SAI.

The Funds have adopted a Distribution Plan, pursuant to which each Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund’s average daily net assets attributable to Class A shares, as described below under Distribution Fees.

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Class C Shares

Class C shares of the Funds, formerly known as Advisor Class shares, are sold at NAV without an initial sales charge. This means that 100% of your investment is placed into shares of the Funds. Class C shares of the Funds are not subject to a CDSC. The Funds have adopted a Distribution Plan, pursuant to which each Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of 1.00% of the Fund’s average daily net assets attributable to Class C shares, as described below under Distribution Fees.

Automatic conversion of Class C shares

As of April 1, 2019 (the “Effective Date”), Class C Shares will automatically convert to Class A Shares approximately ten years after the date of purchase. Class C shares purchased ten years prior to the Effective Date will be converted into Class A shares. After the Effective Date, all Class C shares of a Fund held in accounts directly with the Trust’s transfer agent will automatically convert to Class A shares of the same Fund on or about the first business day following the ten-year anniversary of purchase. After the Class C Conversion Date, all Class C shares of a Fund held through a financial intermediary (subject to the exceptions noted below) will automatically convert to Class A shares of the same Fund following the ten-year anniversary of purchase. Although the timing of this conversion may differ from the timing stated above, it is expected to occur the business day following the ten-year anniversary of purchase. Such conversions will be effected on the basis of the relative net asset values of the Class C and Class A shares involved in the conversion without any sales charge, fee or other charge in connection with such conversion. When Class C shares convert, any other Class C shares that were acquired by the shareholder by the reinvestment of dividends or distributions will also convert to Class A shares on a pro rata basis.

Class C shares held through a financial intermediary in an omnibus account will be converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. Not all financial intermediaries are able to track purchases to credit individual shareholders’ holding periods. It is the financial intermediary’s responsibility to ensure that the shareholder is credited with the proper holding period. As of the Effective Date, certain financial intermediaries, including group retirement recordkeeping platforms, may not have been tracking or have the ability to track such holding periods and therefore may not be able to process such conversions. In such instances, the automatic conversion of Class C shares to Class A shares will occur ten years after the Effective Date. The automatic conversion of Class C Shares to Class A Shares is not a taxable event for Federal income tax purposes. Please consult your Financial Intermediary for additional information. A shorter holding period may also apply depending on your intermediary.

Institutional Class Shares

Institutional Class shares of the Funds are sold at NAV without a sales charge. This means that 100% of your investment is placed into shares of the Funds. Institutional Class shares of the Funds are not subject to a CDSC and do not pay distribution or shareholder servicing fees under a Distribution Plan.

Factors to Consider When Choosing a Share Class

You should consider, investment minimums, as well as consider the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares and to what extent such difference may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the “Fees and Expenses” Section of this Prospectus. You also may wish to consult with your financial advisor for advice with regard to which share class would be most appropriate for you.

Promotional Incentives on Dealer Commissions

The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the Distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

HOW TO PURCHASE SHARES

Purchasing Shares

You may purchase shares of the Funds by sending a completed application form to the following address:

via Regular/Overnight Mail Arrow Funds c/o Gemini Fund Services, LLC 17645 Wright Street Suite 200 Omaha, NE 68130

The Funds reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. Make all checks payable to “Arrow Funds.” The Funds will not accept payment in credit cards, cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third-party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

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Redemptions of shares of the Funds purchased by check may be subject to a hold period until the check has been cleared by the issuing bank. To avoid such holding periods, shares may be purchased through a broker or by wire, as described in this section. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number to the above address.

Note: Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment check returned to the Transfer Agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

One or more classes of shares of the Funds may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares of a Fund may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.

Purchase through Brokers. You may invest in the Funds through brokers or agents who have entered into selling agreements with the Distributor. These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-877-277-6933 for wiring instructions and to notify the Funds’ that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan. You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $250 on specified days of each month into your established Funds account. Please contact the Funds at 1-877-277-6933 (1-877-ARROW-FD) for more information about the Funds’ Automatic Investment Plan.

Retirement Plans. You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-877-277-6933 (1-877-ARROW-FD) for the most current listing and appropriate disclosure documentation explaining how to open a retirement account.

Minimum and Additional Investment Amounts

For Class A and Class C shares, the minimum initial investment to open an account is $5,000 ($2,000 for retirement accounts). The minimum subsequent investment is $250. For Class A and Class C shares, lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs. The minimum subsequent investment for Class A and Class C shares may be waived upon request. The minimum initial investment in Institutional Class shares is $1,000,000. Subsequent investments in Institutional Class shares may be made in any amount. There is no minimum investment requirement when you are buying any class of shares by reinvesting dividends and distributions from the Funds. The Trust or the Distributor may lower or waive the minimum initial investment for certain investors at their discretion.

Eligibility for Institutional Class Shares

The Institutional Class shares of the Funds are offered primarily for the following types of investors:

•	Employee benefit plan programs;
•	Broker-dealer managed accounts or wrap programs that charge an asset based fee and invest in the Funds via omnibus accounts;
•	Registered investment adviser mutual fund wrap programs that charge an asset-based fee and invest in the Funds via omnibus accounts;
•	Internal Revenue Code Section 529 college savings plan accounts;
•	Funds of Funds advised by the Advisor or its affiliates; and
•	Funds of Funds advised by unaffiliated investment advisers
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The investor eligibility requirements and account balance requirements for purchases of Institutional Class shares may be amended from time to time as reflected in the Trust’s then-current registration statement. In addition, members of the Board of Trustees of the Funds and each officer, director and employee of the Advisor and its affiliates may purchase Institutional Class shares without being subject to the $1 million minimum initial investment requirement. To obtain more information about exceptions to the minimum initial investment for Institutional Class shares, please call 1-877-277-6933 (1-877-ARROW-FD).

When Your Order is Processed

All shares will be purchased at the NAV per share (plus applicable sales charge, if any) next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after the close of trading (usually 4:00 p.m. (Eastern Time)) on each day the NYSE is open for business will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase includes:

•      the name of the Fund

•      the dollar amount of shares to be purchased

•      a completed purchase application corresponding to the type of account you are opening, or a completed investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

•      a check payable to “Arrow Funds”

HOW TO REDEEM SHARES

Redeeming Shares

The Funds typically expect that it will take up to three business days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may redeem your shares of the Funds on any day the Funds are open for business using any of the following methods:

Written Redemption Requests

You may redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Arrow Funds

c/o Gemini Fund Services, LLC

17645 Wright Street

Suite 200

Omaha, NE 68130

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application, or you must instruct the Funds, in writing, to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call
1-877-277-6933 (1-877-ARROW-FD). IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, their Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the Transfer Agent or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

You may request that your redemption proceeds be wired directly to your bank account. The Funds’ Transfer Agent imposes a $15.00 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

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Redeeming through Broker

If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions Through www.ArrowFunds.com

You may redeem your shares through the Funds’ website, at www.ArrowFunds.com. For complete information regarding Internet transactions, please see the section entitled “Transactions Through www.ArrowFunds.com.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $5,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $250 or more. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Funds at 1-877-277-6933 (1-877-ARROW-FD).

Redemptions in Kind

The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than $250,000 or 1% of the Funds’ assets. The securities will be chosen by the Funds and valued at the Funds’ NAV. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemption Orders are Processed

If you purchase shares using a check and soon after request a redemption, your redemption proceeds, which are payable at the next determined NAV following the receipt of your redemption request in “good order”, as described below, will not be processed until the check for your purchase has cleared (usually within 10 days).

Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing, unless you are redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;
•	the request must identify your account number.
•	the request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	if you request the redemption proceeds be sent to a person, bank or an address other than that of record, or be paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Medallion Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	You wish to change the bank or brokerage account that you have designated on your account;
•	You request a redemption to be made payable to a person not on record with the Funds;
•	You request that a redemption be mailed to an address other than that on record with the Funds;
•	The proceeds of a requested redemption exceed $100,000;
•	Any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	Your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redemption Fee

The Funds, with the exception of the Arrow Dynamic Income Fund, will deduct a 1.00% redemption fee on the redemption amount if you sell your shares within 30 days of purchase or shares held less than 30 days are redeemed for failure to maintain the Funds’ balance minimum.

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See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1.00% fee.

Redemption fees are paid to the Funds directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

•	Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
•	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
•	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees; or
•	Other types of redemptions as Arrow Investment Advisors or the Trust may determine in special situations and approved by the Trust’s or the Advisor’s Chief Compliance Officer.

Low Balances for Class A, Class C and Institutional Class Share Accounts

If at any time your account Class A, Class C or Institutional Class balance falls below the minimum investment amount, the Funds may notify you that, unless the account is brought up to the appropriate account minimum within 30 days of the notice that your account could be closed. After the notice period, the Funds may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below the minimum due to a decline in NAV. The Funds will not charge any redemption fee on involuntary redemptions.

EXCHANGING FUND SHARES

Exchange Privilege

Shares of an Arrow Fund may be exchanged without payment of any exchange fee for shares of another Arrow Fund of the same Class at their respective net asset values. You may be able to convert your shares to a different share class that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering an investment program with an all-inclusive fee, such as a wrap fee or other fee-based program specific for this purpose. In such instance, your shares automatically may be converted under certain circumstances. If you cease to satisfy the Institutional Class eligibility requirements, you may convert your Institutional Class shares to Class A shares or redeem your Institutional Class shares. You may exchange shares by submitting a written request for redemption to:

Regular/Express/Overnight Mail

Arrow Funds

c/o Gemini Fund Services, LLC

17645 Wright Street

Suite 200

Omaha, NE 68130

You also may exchange shares by calling 1-877-277-6933 (1-877-ARROW-FD). The Funds’ Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instruction by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

For federal income tax purposes, an exchange of shares of an Arrow Fund for shares of another Arrow Fund of the same Class is treated as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange of shares of an Arrow Fund for shares of another Arrow Fund of the same Class.

Limitations on Exchanges

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as “market timers.” Market timers are investors who repeatedly make exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the exchange privilege of an investor who uses the exchange privilege more than six times during any twelve month period, or in the Funds’ opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders. In those emergency circumstances wherein the SEC authorizes funds to do so, the Funds reserve the right to change or temporarily suspend the exchange privilege.

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TRANSACTIONS THROUGH WWW.ARROWFUNDS.COM

You may purchase subsequent shares and redeem Fund shares through the Funds’ website, at www.ArrowFunds.com. To establish internet transaction privileges you must enroll through the website. You automatically have the ability to establish internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a User’s Agreement through the website in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase subsequent shares through the website you must also have ACH instructions on your account. Shares from an account in any of the Funds’ tax sheltered retirement plans cannot be redeemed through the Fund’s website.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website. Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their Distributor and their Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Funds nor their Transfer Agent, Distributor, Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Arrow DWA Balanced Fund and the Arrow DWA Tactical Fund intend to distribute substantially all of their net investment income at least annually and net capital gain annually. The Arrow Managed Futures Strategy Fund intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. The Arrow Dynamic Income Fund intends to distribute substantially all of its investment income at least monthly and net capital gain annually. The distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary tax discussion is not intended to be and should not be construed to be legal or tax advice to any current holder of the Funds’ shares. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

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•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy;” and
•	Assessing a redemption fee for short-term trading with the exception of the Arrow Dynamic Income Fund.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

The redemption fee is intended to discourage short-term trading and is paid to the Funds to help offset any cost associated with such short-term trading. The Funds will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Advisor or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Funds.

The Funds reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Funds’ redemption fee, with the exception of the Arrow Dynamic Income Fund and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Advisor, the service providers may take immediate action to stop any further short-term trading by such participants.

DISTRIBUTION OF SHARES

Distributor

Archer Distributors, LLC, 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707 is an affiliate of the Advisor and serves as the distributor for the shares of the Funds. Archer Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees

The Funds have adopted a Distribution Plan (“12b-1 Plan” or “Plan”), pursuant to which each Fund pays the Distributor an annual fee for distribution and shareholder servicing expenses of 0.25% and 1.00% of each Fund’s average daily net assets attributable to Class A and Class C shares, respectively. Institutional Class shares do not have a Plan.

The Distributor and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

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Additional Compensation to Financial Intermediaries: The Distributor, its affiliates, and the Advisor may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the Distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding

To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-877-277-6933 (1-877-ARROW-FD) between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Funds are open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

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FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand each Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for each Fund has been derived from the financial statements audited by BBD, LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ July 31, 2019 Annual Report, which is available upon request.

Arrow DWA Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$12.84	$13.03	$12.88	$13.59	$14.65
Activity from investment operations:
Net investment income (1)	0.04	0.03	0.02	0.01	0.02
Net realized and unrealized gain (loss) on investments	0.00 (3)	0.71	0.13 (6)	(0.02)	0.67
Total from investment operations	0.04	0.74	0.15	(0.01)	0.69
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	—	—	(0.09)
Net realized gains	(0.97)	(0.93)	—	(0.70)	(1.66)
Total distributions	(0.97)	(0.93)	—	(0.70)	(1.75)
Net asset value, end of year	$11.91	$12.84	$13.03	$12.88	$13.59
Total return (2)	1.22%	5.69%	1.16%	0.12%	4.89%
Net assets, end of year (000s)	$29,818	$38,242	$47,343	$69,000	$96,648
Ratio of gross expenses to average net assets (4)(7)	1.73%	1.60%	1.56%	1.55%	1.51%
Ratio of net expenses to average net assets (4)	1.72%	1.57%	1.51%	1.55%	1.51%
Ratio of net investment income to average net assets (4)(5)	0.34%	0.19%	0.17%	0.70%	0.17%
Portfolio Turnover Rate	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

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Arrow DWA Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$11.95	$12.27	$12.22	$13.03	$14.11
Activity from investment operations:
Net investment loss (1)	(0.04)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.02)	0.68	0.12 (6)	(0.03)	0.64
Total from investment operations	(0.06)	0.61	0.05	(0.11)	0.56
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net realized gains	(0.97)	(0.93)	—	(0.70)	(1.64)
Total distributions	(0.97)	(0.93)	—	(0.70)	(1.64)
Net asset value, end of year (000s)	$10.92	$11.95	$12.27	$12.22	$13.03
Total return (2)	0.43%	4.95%	0.41%	(0.67)%	4.11%
Net assets, end of year	$23,547	$42,837	$55,091	$81,689	$101,044
Ratio of gross expenses to average net assets (4)(7)	2.48%	2.35%	2.31%	2.30%	2.26%
Ratio of net expenses to average net assets (4)	2.47%	2.32%	2.26%	2.30%	2.26%
Ratio of net investment loss to average net assets (4)(5)	(0.35)%	(0.55)%	(0.57)%	(0.66)%	(0.59)%
Portfolio Turnover Rate	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

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Arrow DWA Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$13.02	$13.16	$12.98	$13.66	$14.73
Activity from investment operations:
Net investment income (1)	0.09	0.06	0.05	0.04	0.06
Net realized and unrealized gain (loss) on investments	(0.02)	0.73	0.13 (6)	(0.02)	0.66
Total from investment operations	0.07	0.79	0.18	0.02	0.72
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	—	—	(0.08)
Net realized gains	(0.97)	(0.93)	—	(0.70)	(1.71)
Total distributions	(0.97)	(0.93)	—	(0.70)	(1.79)
Net asset value, end of year	$12.12	$13.02	$13.16	$12.98	$13.66
Total return (2)	1.44%	6.02%	1.39%	0.35%	5.12%
Net assets, end of year (000s)	$10,707	$10,776	$14,699	$22,872	$35,142
Ratio of gross expenses to average net assets (4)(7)	1.48%	1.35%	1.31%	1.30%	1.26%
Ratio of net expenses to average net assets (4)	1.47%	1.32%	1.26%	1.30%	1.26%
Ratio of net investment income to average net assets (4)(5)	0.74%	0.44%	0.43%	0.31%	0.42%
Portfolio Turnover Rate	121%	115%	169%	84%	100%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.
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Arrow DWA Tactical Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.77	$10.70	$10.41	$11.01	$10.24
Activity from investment operations:
Net investment income (1)	0.02	0.00 (3)	0.06	0.03	0.03
Net realized and unrealized gain (loss) on investments	(0.49)	1.07	0.54	(0.02)	0.79
Total from investment operations	(0.47)	1.07	0.60	0.01	0.82
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	(0.01)	(0.17)	—	—
Net realized gains	(0.36)	(0.99)	(0.14)	(0.61)	(0.05)
Total distributions	(0.36)	(1.00)	(0.31)	(0.61)	(0.05)
Net asset value, end of year	$9.94	$10.77	$10.70	$10.41	$11.01
Total return (2)	(3.93)%	10.23%	5.92%	0.42%	7.99%
Net assets, end of year (000s)	$25,373	$39,007	$39,848	$54,137	$74,537
Ratio of gross expenses to average net assets (4)(6)	1.61%	1.54%	1.58%	1.55%	1.54%
Ratio of net expenses to average net assets (4)	1.61%	1.54%	1.58%	1.55%	1.54%
Ratio of net investment income to average net assets (4)(5)	0.22%	0.01%	0.56%	0.30%	0.24%
Portfolio Turnover Rate	183%	108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

51

Arrow DWA Tactical Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$10.08	$10.13	$9.87	$10.55	$9.86
Activity from investment operations:
Net investment loss (1)	(0.05)	(0.08)	(0.02)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.47)	1.02	0.51	(0.03)	0.77
Total from investment operations	(0.52)	0.94	0.49	(0.07)	0.72
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	—	(0.09)	—	—
Net realized gains	(0.36)	(0.99)	(0.14)	(0.61)	(0.03)
Total distributions	(0.36)	(0.99)	(0.23)	(0.61)	(0.03)
Net asset value, end of year	$9.20	$10.08	$10.13	$9.87	$10.55
Total return (2)	(4.71)%	9.46%	5.15%	(0.34)%	7.25%
Net assets, end of year (000s)	$31,671	$46,510	$52,682	$61,576	$69,749
Ratio of gross expenses to average net assets (4)(6)	2.36%	2.29%	2.33%	2.30%	2.29%
Ratio of net expenses to average net assets (4)	2.36%	2.29%	2.33%	2.30%	2.29%
Ratio of net investment loss to average net assets (4)(5)	(0.49)%	(0.80)%	(0.21)%	(0.40)%	(0.53)%
Portfolio Turnover Rate	183%	108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

52

Arrow DWA Tactical Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	July 31,		July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2019		2018	2017	2016	2015
Net asset value, beginning of year	$10.82		$10.75	$10.46	$11.03	$10.26
Activity from investment operations:
Net investment income (1)	0.05		0.02	0.08	0.07	0.05
Net realized and unrealized gain (loss) on investments	(0.50)		1.08	0.55	(0.03)	0.80
Total from investment operations	(0.45)		1.10	0.63	0.04	0.85
Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.00	) (5)	(0.04)	(0.20)	—	(0.01)
Net realized gains	(0.36)		(0.99)	(0.14)	(0.61)	(0.07)
Total distributions	(0.36)		(1.03)	(0.34)	(0.61)	(0.08)
Net asset value, end of year	$10.01		$10.82	$10.75	$10.46	$11.03
Total return (2)	(3.69)%		10.47%	6.20%	0.70%	8.28%
Net assets, end of year (000s)	$63,635		$89,990	$93,955	$115,506	$107,510
Ratio of gross expenses to average net assets (3)(6)	1.36%		1.29%	1.33%	1.30%	1.29%
Ratio of net expenses to average net assets (3)	1.36%		1.29%	1.33%	1.30%	1.29%
Ratio of net investment income to average net assets (3)(4)	0.51%		0.22%	0.77%	0.64%	0.48%
Portfolio Turnover Rate	183%		108%	206%	169%	127%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

53

Arrow Dynamic Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended	Year	Year
	July 31,	July 31,	July 31,	Ended	Ended
	2019	2018	2017	July 31,	July 31,
Class A Shares	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of year	$7.89	$8.80	$8.89	$8.19	$7.93
Activity from investment operations:
Net investment income (1)	0.20	0.17	0.17	0.03	0.06
Net realized and unrealized gain (loss) on investments	(0.28)	(0.27)	0.14	0.71	0.26
Total from investment operations	(0.08)	(0.10)	0.31	0.74	0.32
Paid-in-capital from redemption fees	—	—	—	0.00 (4)	—
Less distributions from:
Net investment income	(0.17)	(0.17)	(0.37)	(0.04)	(0.06)
Net realized gains	—	(0.56)	(0.03)	—	—
Return of capital	—	(0.08)	—	—	—
Total distributions	(0.17)	(0.81)	(0.40)	(0.04)	(0.06)
Net asset value, end of year	$7.64	$7.89	$8.80	$8.89	$8.19
Total return (2)	(1.08)%	(1.09)%	3.39%	9.10%	4.03%
Net assets, end of year (000s)	$1,561	$2,528	$9,075	$14,835	$7,954
Ratio of gross expenses to average net assets (3)(5)	1.75%	1.58%	1.33%	1.26%	1.65%
Ratio of net expenses to average net assets (5)	1.72%	1.54%	1.32%	1.26%	1.63%
Ratio of net investment income to average net assets (5)(6)	2.52%	2.08%	1.87%	0.38%	0.73%
Portfolio Turnover Rate	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

54

Arrow Dynamic Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended	Year	Year
	July 31,	July 31,	July 31,	Ended	Ended
	2019	2018	2017	July 31,	July 31,
Class C Shares	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of year	$7.50	$8.41	$8.52	$7.89	$7.67
Activity from investment operations:
Net investment income (loss) (1)	0.13	0.10	0.11	(0.03)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	(0.26)	(0.26)	0.11	0.68	0.25
Total from investment operations	(0.13)	(0.16)	0.22	0.65	0.25
Paid-in-capital from redemption fees	—	—	—	—	—
Less distributions from:
Net investment income	(0.12)	(0.14)	(0.30)	(0.02)	(0.03)
Net realized gains	—	(0.56)	(0.03)	—	—
Return of capital	—	(0.05)	—	—	—
Total distributions	(0.12)	(0.75)	(0.33)	(0.02)	(0.03)
Net asset value, end of year	$7.25	$7.50	$8.41	$8.52	$7.89
Total return (2)	(1.72)%	(1.81)%	2.58%	8.30%	3.22%
Net assets, end of year (000s)	$1,304	$1,601	$2,514	$2,277	$1,382
Ratio of gross expenses to average net assets (3)(5)	2.50%	2.33%	2.08%	2.01%	2.40%
Ratio of net expenses to average net assets (5)	2.47%	2.29%	2.07%	2.01%	2.38%
Ratio of net investment income (loss) to average net assets (5)(6)	1.73%	1.32%	1.35%	(0.34)%	(0.04)%
Portfolio Turnover Rate	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
55

Arrow Dynamic Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year
	Ended	Ended	Ended	Year	Year
	July 31,	July 31,	July 31,	Ended	Ended
	2019	2018	2017	July 31,	July 31,
Institutional Class Shares	(Not Consolidated)	(Not Consolidated)	(Not Consolidated)	2016	2015
Net asset value, beginning of year	$7.97	$8.87	$8.96	$8.25	$7.97
Activity from investment operations:
Net investment income (1)	0.22	0.20	0.19	0.07	0.07
Net realized and unrealized gain (loss) on investments	(0.28)	(0.27)	0.14	0.69	0.28
Total from investment operations	(0.06)	(0.07)	0.33	0.76	0.35
Paid-in-capital from redemption fees	—	—	—	0.00 (3)	—
Less distributions from:
Net investment income	(0.19)	(0.18)	(0.39)	(0.05)	(0.07)
Net realized gains	—	(0.56)	(0.03)	—	—
Return of capital	—	(0.09)	—	—	—
Total distributions	(0.19)	(0.83)	(0.42)	(0.05)	(0.07)
Net asset value, end of year	$7.72	$7.97	$8.87	$8.96	$8.25
Total return (2)	(0.82)%	(0.69)%	3.63%	9.24%	4.41%
Net assets, end of year (000s)	$16,367	$26,135	$110,676	$147,039	$21,129
Ratio of gross expenses to average net assets (4)(6)	1.50%	1.33%	1.08%	1.01%	1.40%
Ratio of net expenses to average net assets (4)	1.47%	1.29%	1.07%	1.01%	1.38%
Ratio of net investment income to average net assets (4)(5)	2.81%	2.40%	2.08%	0.81%	0.87%
Portfolio Turnover Rate	307%	279%	263%	71%	480%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

56

Arrow Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.62	$7.23	$9.64	$9.12	$8.04
Activity from investment operations:
Net investment income (loss) (1)	0.06	(0.01)	(0.07)	(0.11)	(0.21)
Net realized and unrealized gain (loss) on investments	0.73	0.58	(1.64)	0.74	1.29
Total from investment operations	0.79	0.57	(1.71)	0.63	1.08
Paid-in-capital from redemption fees (4)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(1.04)	(0.18)	(0.70)	(0.11)	—
Total distributions	(1.04)	(0.18)	(0.70)	(0.11)	—
Net asset value, end of year	$7.37	$7.62	$7.23	$9.64	$9.12
Total return (2)	12.80%	7.64%	(18.10)%	5.70%	13.43%
Net assets, end of year (000s)	$12,524	$25,422	$49,728	$45,618	$1,718
Ratio of gross expenses to average net assets (3)	1.47%	1.40%	1.37%	1.40%	2.52%
Ratio of net expenses to average net assets	1.43%	1.38%	1.37%	1.40%	2.52%
Ratio of net investment income (loss) to average net assets	0.91%	(0.12)%	(0.88)%	(1.20)%	(2.51)%
Portfolio Turnover Rate	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

57

Arrow Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.28	$6.92	$9.29	$8.80	$7.82
Activity from investment operations:
Net investment income (loss) (1)	0.01	(0.06)	(0.13)	(0.19)	(0.27)
Net realized and unrealized gain (loss) on investments	0.70	0.56	(1.57)	0.74	1.25
Total from investment operations	0.71	0.50	(1.70)	0.55	0.98
Paid-in-capital from redemption fees (4)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.97)	(0.14)	(0.67)	(0.06)	—
Total distributions	(0.97)	(0.14)	(0.67)	(0.06)	—
Net asset value, end of year	$7.02	$7.28	$6.92	$9.29	$8.80
Total return (2)	11.97%	6.92%	(18.66)%	5.57%	12.53%
Net assets, end of year (000s)	$4,356	$5,607	$5,272	$5,215	$1,035
Ratio of gross expenses to average net assets (3)	2.22%	2.15%	2.12%	2.15%	3.27%
Ratio of net expenses to average net assets	2.18%	2.13%	2.12%	2.15%	3.27%
Ratio of net investment income (loss) to average net assets	0.10%	(0.83)%	(1.64)%	(1.95)%	(3.26)%
Portfolio Turnover Rate	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

58

Arrow Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2019	2018	2017	2016	2015
Net asset value, beginning of year	$7.72	$7.32	$9.74	$9.21	$8.10
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.01	(0.05)	(0.09)	(0.19)
Net realized and unrealized gain (loss) on investments	0.75	0.59	(1.66)	0.75	1.30
Total from investment operations	0.82	0.60	(1.71)	0.66	1.11
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(1.10)	(0.20)	(0.71)	(0.13)	—
Total distributions	(1.10)	(0.20)	(0.71)	(0.13)	—
Net asset value, end of year	$7.44	$7.72	$7.32	$9.74	$9.21
Total return (2)	13.12%	7.88%	(17.94)%	5.75%	13.70%
Net assets, end of year (000s)	$110,610	$79,783	$67,565	$64,046	$1,159
Ratio of gross expenses to average net assets (4)	1.21%	1.15%	1.12%	1.15%	2.27%
Ratio of net expenses to average net assets	1.18%	1.13%	1.12%	1.15%	2.27%
Ratio of net investment income (loss) to average net assets	1.03%	0.18%	(0.65)%	(0.95)%	(2.26)%
Portfolio Turnover Rate	3%	0%	801%	0%	0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

59

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

60

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Arrow Investments Trust doesn’t jointly market.
61

ARROW FUNDS

Advisor	Arrow Investment Advisors, LLC 6100 Chevy Chase Dr., Suite 100 Laurel, MD 20707
Distributor	Archer Distributors, LLC 6100 Chevy Chase Dr., Suite 100 Laurel, MD 20707
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Transfer Agent	Gemini Fund Services, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103
Custodian	MUFG Union Bank, National Association 400 California Street 6th Floor San Francisco, CA 94104

Additional information about the Funds, including the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings, is included in the Funds’ SAI dated December 1, 2019. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders.

To obtain a free copy of the SAI, the Annual Report, the Semi-Annual Report, to request other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-877-277-6933 or visit the Funds’ website, at www.ArrowFunds.com. You may also write to:

Arrow Funds

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, Nebraska 68130

Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at, www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22638

Arrow Funds • 17645 Wright Street • Suite 200 • Omaha, NE 68130

1-877-277-6933

62

Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts

The availability of certain initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries may have different policies and procedures regarding the availability of these waivers and discounts.  For waivers or discounts not available through a particular intermediary, investors will have to purchase shares directly from the Funds or through another intermediary to receive such waivers or discounts to the extent such a waiver or discount is available. The following descriptions of sales charge waivers and discounts for particular financial intermediaries and class(es) of shares are reproduced based on information provided by the applicable financial intermediary that the intermediary has represented is current with respect to sales charge waivers or discounts in effect.  These waivers or discounts, which may vary from those disclosed elsewhere in the statutory prospectus or SAI, are subject to change and this Appendix will be updated based on information provided by the financial intermediaries.  Neither the Funds, the Advisor, nor the Distributor supervises the implementation of these waivers or discounts or verifies the intermediaries’ administration of these waivers or discounts.

In all instances, it is the purchaser’s responsibility to notify the financial intermediary of any facts that may qualify the purchaser for sales charge waivers or discounts. Please contact your financial intermediary for more information.

Merrill Lynch Platform Purchases

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Funds or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Funds or through another intermediary to receive these waivers or discounts.

As of April 10, 2017, shareholders purchasing a Fund’s shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or statement of additional information.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Funds’ investment adviser or any of its affiliates, as described in this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
A-1

CDSC Waivers on Class C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in this prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management Purchases

As of July 1, 2018, shareholders purchasing a Fund’s shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from those disclosed elsewhere in this prospectus or statement of additional information.

Front-end Sales Load Waivers on Class A Shares available at Morgan Stanley Wealth Management
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
Shares purchased through a Morgan Stanley self-directed brokerage account
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”) Purchases

As of March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and /or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased through purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at NAV to Class A shares of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

2

CDSC Waivers on Classes A and C shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the Funds’ prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the Funds’ prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Janney Montgomery Scott LLC

Effective May 1, 2020, shareholders purchasing fund shares through a Janney Montgomery Scott LLC (“Janney”) account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney:

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.
•	Shares purchased in connection with a return of excess contributions from an IRA account.
•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½ as described in the fund’s Prospectus.
•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney. Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation

•	Breakpoints as described in the fund’s Prospectus.
•	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
3

ARROW DWA Tactical ETF

DWAT

PROSPECTUS

December 1, 2019

1-877-277-6933

(1-877-ARROW-FD)

www.ArrowFunds.com

This Prospectus provides important information about the Arrow DWA Tactical ETF (the “Fund”) that you should know before investing. Please read it carefully and keep it for future reference.

Neither the Securities and Exchange Commission nor the Commodity Futures Trading Commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the Nasdaq Stock Market, LLC (the “Exchange”).

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge

ARROW DWA TACTICAL ETF SUMMARY	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies of the Fund	1
Principal Risks of Investing in the Fund	2
Fund Performance	4
Investment Advisor	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS	6
Principal Investment Strategies	6
Principal Investment Risks	7
PORTFOLIO HOLDINGS	11
MANAGEMENT OF THE FUND	11
Investment Advisor	11
Portfolio Managers	12
Investment Subsidiary	12
NET ASSET VALUE	13
PREMIUM/DISCOUNT INFORMATION	13
HOW TO BUY AND SELL SHARES	14
Share Trading Prices	14
Book Entry	14
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	14
DISTRIBUTION AND SERVICE PLAN	15
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	15
FUND SERVICE PROVIDERS	16
OTHER INFORMATION	16
Investments by Investment Companies	16
Continous Offering	16
Householding	17
FINANCIAL HIGHLIGHTS	17
PRIVACY POLICY	19

Fund Summary

Investment Objective: The Fund seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.30%
Acquired Fund Fees and Expenses (1)	0.29%
Total Annual Fund Operating Expenses	2.59%
Fee Waiver (2)	(0.90)%
Total Annual Fund Operating Expenses After Fee Waiver	1.69%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
(2)	The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, at least until November 30, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees and extraordinary expenses such as litigation) do not exceed 1.40% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days written notice to the Fund’s advisor.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table above and remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$172	$720	$1,295	$2,858

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 174% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund primarily invests in other exchange traded funds (“ETFs”) that each invest primarily in domestic and foreign (including emerging markets) (i) equity securities of any market capitalization, (ii) fixed-income securities of any credit quality, or (iii) alternative assets. In addition, the Fund may invest in commodity futures through a wholly-owned and controlled Cayman subsidiary (the “Tactical Subsidiary”). The Fund defines equity securities to be exchange traded common and preferred stocks; and defines fixed-income securities to be bonds, notes, debentures or similar instruments; and defines alternative assets to be investments that are historically uncorrelated to either equity or fixed income investments, which are commodity futures, commodities, exchange traded master limited partnerships (“MLPs”) and real estate-related securities, which include foreign and domestic exchange traded real estate investment trusts (“REITs”), exchange traded real estate operating companies (“REOCs”) or similar instruments. The Fund’s fixed income securities may be rated below investment grade (rated BB+ or lower by Standard & Poor’s Ratings Services (“S&P”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”)), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Fund’s advisor to be of comparable quality. The Fund is a “fund of funds,” which means that it primarily invests in ETFs; however, when appropriate, the advisor may elect to invest directly in the types of securities described above (other than commodities). The Fund may also invest in other investment companies (including affiliated funds).

1

The Fund’s advisor, Arrow Investment Advisors, LLC (the “Advisor”) allocates the Fund’s portfolio using research from Dorsey Wright & Associates (“DWA”), which comes from the DWA Global Macro investment model (the “DWA Global Macro model”), as well as the Advisor’s proprietary methodology. The DWA Global Macro model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Global Macro model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Global Macro model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

Under normal market conditions, the Fund will invest:

  From 0% to 100% of its assets in ETFs that invest in equity securities;
  From 0% to 100% of its assets in ETFs that invest in fixed-income securities; and
  From 0% up to 90% of its assets in ETFs that invest in alternative assets.

The Fund may invest up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary will invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Tactical Subsidiary’s investments in commodity futures. When viewed on a consolidated basis, the Tactical Subsidiary is subject to the same investment restrictions as the Fund. The Fund will consolidate the Tactical Subsidiary for purposes of financial statements, leverage and concentration. The Advisor is solely responsible for managing the assets of the Tactical Subsidiary.

The Fund will invest in ETFs within specific asset classes when the research provided by DWA indicates a high probability that the applicable asset classes and ETFs are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among an asset class or ETF when the research provided by DWA indicates that such asset class or ETF is likely to underperform the applicable universe. The Fund may invest more heavily in fixed-income ETFs, cash positions and similar securities when the research provided by DWA indicates these assets should significantly outperform the equity and/or alternative asset classes.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund may invest in fixed-income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed-income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives. The Fund will not invest in options or swaps.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objective.

The following risks apply to the Fund through its direct investments as well as indirectly through investments in ETFs and the Tactical Subsidiary.

  Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.
  Commodity Risk: ETFs investing in the commodities markets and investments in the Tactical Subsidiary may subject the Fund to greater volatility than investments in traditional securities.
  Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.
  Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.
2

  ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:
o	Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
o	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.
o	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
  ETF Investment Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.
  Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.
  Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the Tactical Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
  Futures Risk: The Fund’s use of futures to track the returns of commodities involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying commodity. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying commodity.
  Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.
  Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
  Management Risk: The Advisor’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
  Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
  Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs.
3

Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

  Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.
  Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
  Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of the Fund that does not focus in a particular sector.
  Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
  Taxation Risk: By investing in commodities indirectly through the Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Tactical Subsidiary is a controlled foreign corporation, any income received from the Tactical Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.
  Wholly-Owned Subsidiary Risk: The Tactical Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Tactical Subsidiary, respectively, are or will be organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Tactical Subsidiary.

Fund Performance

The bar chart and performance table below show the variability of the Fund’s return, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and supplementary indexes . You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily NAV per share information is available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Total Return

(Year ended December 31):

Best Quarter	9/30/2018	6.77%
Worst Quarter	12/31/2018	(18.70)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019 was 14.72%.

4

Average Annual Total Returns

(as of December 31, 2018)

	One Year	Since Inception*
Return Before Taxes	(11.62)%	2.06%
Return after Taxes on Distributions	(12.40)%	1.56%
Return after Taxes on Distributions and Sale of Fund Shares	(6.47)%	1.53%
S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.35%
Bloomberg Barclays Aggregate Bond Index(2)	0.01%	1.89%
Morningstar Global Flexible Allocation EW Index(3)	(7.32)%	1.23%
PCM Global Macro Index(4)	(2.19)%	1.37%
Wilshire Liquid Alternative Global Macro Index(5)	(5.83)%	(0.94)%
*	Commencement of trading was September 30, 2014
(1)	The S&P 500 is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
(2)	The Bloomberg Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments.
(3)	The Morningstar Global Flexible EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.
(4)	The PCM Global Macro Index is an actively managed quantitative index that has an absolute, total-return approach which offers exposure to broad based equities, fixed income, currencies and commodities.
(5)	The Wilshire Liquid Alternative Global Macro Index measures the performance of the global macro strategy component of the Wilshire Liquid Alternative IndexSM. Global macro strategies predominantly invest in situations driven by the macro-economic environment across the capital structure as well as currencies and commodities. The Wilshire Liquid Alternative Global Macro Index (WLIQAGM) is designed to provide a broad measure of the liquid alternative global macro market.

Investment Advisor: Arrow Investment Advisors, LLC

Portfolio Managers: The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Advisor	When Began Managing Fund
William E. Flaig Jr.	Chief Investment Officer	September 2014
Joseph Barrato	Chief Executive Officer	September 2014
Jonathan Guyer	Portfolio Manager	September 2014

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 100,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on The Nasdaq (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information

The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Principal Investment Strategies and Risks

Investment Objectives

The Fund seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. The Fund’s investment objectives are a non-fundamental policy and may be changed without shareholder approval by the Trust’s Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies

The Fund primarily invests in other ETFs that each invest primarily in domestic and foreign (including emerging markets) (i) equity securities of any market capitalization, (ii) fixed-income securities of any credit quality, or (iii) alternative assets. In addition, the Fund will invest in commodity futures through the Tactical Subsidiary. The Fund defines equity securities to be exchange traded common and preferred stocks; and defines fixed-income securities to be bonds, notes, debentures or similar instruments; and defines alternative assets to be investments that are historically non-correlated to either equity or fixed income investments, which are commodity futures, commodities, MLPs and real estate-related securities, which include foreign and domestic REITs, REOCs or similar instruments. The Fund’s fixed-income securities may be rated below investment grade (rated BB+ or lower by S&P or comparably rated by another NRSRO), also known as “high-yield” or “junk” bonds, and in unrated debt securities determined by the Advisor to be of comparable quality. The Fund is a “fund of funds,” which means that it primarily invests in ETFs; however, when appropriate, the Advisor may elect to invest directly in the types of securities described above (other than commodities). The Fund may also invest in other investment companies (including affiliated funds).

The Advisor allocates the Fund’s portfolio using research from Dorsey Wright & Associates, which comes from the DWA Global Macro investment model, as well as the Advisor’s proprietary methodology. The DWA Global Macro model is based on a technical analysis of historical price and return forecasts. Technical analysis is the method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices. The Advisor buys securities and derivatives that it believes will produce returns that are highly correlated to the returns of the components of the DWA Global Macro model. The Advisor sells securities and derivatives to purchase other securities and derivatives that it believes will have higher returns or more closely correlate to the returns of the components of the DWA Global Macro model. The Fund invests in securities without restriction as to capitalization, credit quality or country.

Under normal market conditions, the Fund will invest:

  From 0% to 100% of its assets in ETFs that invest in equity securities;
  From 0% to 100% of its assets in ETFs that invest in fixed-income securities; and
  From 0% up to 90% of its assets in ETFs that invest in alternative assets.

The Fund will have the ability to invest up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary will invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Tactical Subsidiary’s investments in commodity futures.

The Fund will invest in ETFs within specific asset classes when research provided by DWA indicates a high probability that the applicable asset classes and ETFs are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among an asset class or ETF when research provided by DWA indicate that such asset class or ETF is likely to underperform the applicable universe. The Fund may invest more heavily in fixed-income ETFs, cash positions and similar securities when research provided by DWA indicate these assets should significantly outperform the equity and/or alternative asset classes.

In general, the Fund’s investments in equity securities are intended to achieve the capital appreciation component of the Fund’s investment objectives. At times, the Fund may invest in fixed-income securities in order to achieve the capital preservation component of the Fund’s investment objectives. The Fund’s investments in alternative assets are intended to enable the portfolio to be less reliant on fixed-income investments for reducing volatility and equities for increasing returns. The Advisor may engage in frequent buying and selling of portfolio securities to achieve the Fund’s investment objectives. The Fund will not invest in options or swaps.

The Fund seeks to achieve its investment objectives by implementing a proprietary technical asset allocation model. The Advisor will overweight asset classes, sectors, countries and underlying ETFs exhibiting positive relative strength and underweight asset classes, sectors, countries and underlying ETFs exhibiting negative relative strength.

The tactical model relies on a number of technical indicators when making allocation decisions for the Fund. The Advisor utilizes relative strength as the primary technical indicator to tactically allocate assets both within and across asset classes and rotation strategies. The relative strength indicator is important because it adapts to the changing market conditions. Relative strength measures the likelihood that an ETF or a group of ETFs will outperform the appropriate base index. When the indicator is moving up, it shows that the ETF or group of ETFs is performing better than the base index. When the indicator is moving down, it shows that the ETF or group of ETFs is performing worse than the base index (i.e., not rising as fast or falling faster).

For example, in the sector rotation strategy, the Advisor creates a sector-based index to compare all available sector ETFs for investment in the Fund. The performance of each ETF is compared to the base index and ranked. The Advisor generally purchases the ETFs that demonstrate the highest-ranked relative strength and sells any positions that are not included in that list.

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The Advisor has discretion to add to or subtract from the universe of eligible ETFs for each strategy based on holdings, expense ratio, volume, liquidity, new product availability and other factors that can positively contribute to achieving the Fund’s investment objectives.

Tactical Fund Subsidiary

The Fund may execute a portion of its strategy by investing up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary will invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Tactical Subsidiary’s investments in commodity futures. The Tactical Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Tactical Subsidiary are also principal investment strategies and principal risks of the Fund and are reflected in this Prospectus. The financial statements of the Tactical Subsidiary will be consolidated with those of the Fund. By investing in commodities indirectly through the Tactical Subsidiary, the Fund intends to obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund under federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Subchapter M requires, among other things, that at least 90% of the Fund’s gross income be derived from certain qualifying sources, such as dividends, interest, gains from the sale of stock or other securities, and certain other income derived from securities or derived with respect to the Fund’s business of investing in securities (typically referred to as “qualifying income”). The Fund will make investments in certain commodity-linked derivatives through the Tactical Subsidiary because income from these derivatives is not treated as “qualifying income” for purposes of the 90% gross income requirement if the Fund invests in the derivative directly.

In the past, the Internal Revenue Service issued a number of private letter rulings to other mutual funds (including other Arrow Funds), which indicated that certain income from a fund’s investment in a wholly-owned foreign subsidiary would constitute “qualifying income” for purposes of Subchapter M. However, the Fund does not have a private letter ruling and the Internal Revenue Service no longer issues such private letter rulings. Moreover, in September 2016, the Internal Revenue Service issued proposed regulations that, if finalized in proposed form, would provide that the income which the Fund derives from its investment in the Subsidiary in any taxable year would only be treated as “qualifying income” for purposes of the 90% gross income requirement of Subchapter M to the extent that the Subsidiary makes certain dividend distributions to the Fund out of the Subsidiary’s earnings and profits for that same taxable year. Therefore, the Tactical Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Tactical Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Tactical Subsidiary’s investments during the fiscal year.

Because the Fund may invest a substantial portion of its assets in the Tactical Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Tactical Subsidiary. For that reason, references to the Fund may also include the Tactical Subsidiary.

The Tactical Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with the Tactical Subsidiary. In addition, the Tactical Subsidiary complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Fund’s custodian also serves as the custodian to the Tactical Subsidiary.

Investment advisers to the Tactical Subsidiary will also comply with the provisions of the 1940 Act regarding investment advisory contracts and are considered to be an investment adviser to the Fund under the 1940 Act.

Prospective investors should note that DWA is not responsible for the formation or the operation of, and does not act as an adviser to, the Fund or the DWA Tactical Subsidiary and does not make recommendations or representations with respect to the Fund or the DWA Tactical Subsidiary. Other than reviewing the description of the DWA Global Macro model, DWA has not had any involvement in the preparation of this Prospectus and is not responsible or liable for the contents hereof.

PRINCIPAL INVESTMENT RISKS

The following risks apply to the Fund through direct investments as well as indirectly through investments in ETFs and a subsidiary:

  Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds, unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.
  Commodity Risk: The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity based exchange traded trusts and commodity based exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
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  Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
  Emerging Market Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. For example, emerging markets may experience significant declines in value due to political and currency volatility. Other characteristics of emerging markets that may affect investment include certain national policies that may restrict investment by foreigners in issuers or industries deemed sensitive to relevant national interests and the absence of developed structures governing private and foreign investments and private property. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

  ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:
o	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
o	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.
o	Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
  ETF Investment Risk: The Fund invests primarily in ETFs. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. Additional risks of investing in ETFs are described below:
o	ETF Strategies: Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.
o	Tracking Risk: Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.
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o	Risk Related to ETF Net Asset Value and Market Price: The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.
o	Alternative Assets Risk: The Fund’s investments in ETFs in the “Alternative Asset” market segment may be more volatile than other Fund investments. The risks and volatility of commodity ETFs are linked to the economic and other risks that are specific to the commodity in which the ETF invests. REIT ETFs are subject to the risks inherent in real estate investing, such as property value fluctuations.
o	Foreign Exposure: Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Although the Fund will not invest in the securities of foreign companies directly, other than in its subsidiary, it may invest in ETFs that cause the Fund to be exposed to some degree to the risks associated with foreign markets. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
o	Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
o	Real Estate Companies Risk: None of the underlying ETFs will generally invest in real estate directly, but certain underlying ETFs may invest in securities issued by real estate companies. As a result, such underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.
o	Expense Risk: The Fund invests in ETFs and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.
o	Additional ETF and Underlying Fund Risk: The strategy of investing in ETFs could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating their investments in the manner the Advisor considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund. The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the one charged by the Fund. In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear that expense by investing in the Fund.

  Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bonds and bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, the Fund may invest, directly and indirectly, in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.
  Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly, other than in its subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
  Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results.
  Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Junk Bonds Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal
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  and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price.

  Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.
  Management Risk: The share price of the Fund changes daily based on the performance of the individual securities, derivatives and ETFs in which it invests. The Advisor’s investment decisions about individual securities and derivatives impact the Fund’s ability to achieve its investment objective. The ability of the Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fund’s assets. The Advisor’s objective judgments, based on their investment strategy, about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.
  Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The Fund invests in equity securities, which are more volatile and carry more risk than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
  Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.
  Real Estate Companies Risk: None of the underlying ETFs will generally invest in real estate directly, but certain underlying ETFs may invest in securities issued by real estate companies. As a result, such underlying ETFs are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty.
  Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.
  Sector Risk: Another area of risk involves the potential focus of the Fund’s assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may invest, directly or indirectly, will vary.
  Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions. Small cap companies may have returns that can vary, occasionally significantly, from the market in general.
  Taxation Risk: By investing in commodities indirectly through a subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Tactical Subsidiary is classified as a controlled foreign corporation for US tax purposes. Typically any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long term capital gains/losses and 40% short term capital gains/losses. However, because the Tactical Subsidiary is a controlled foreign corporation any income received from its investments will be passed through to the Fund as ordinary income and reflected on shareholder’s tax Form 1099s as such.
  Wholly-Owned Subsidiary Risk: The subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. The Fund, by investing in a subsidiary, will
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  not have all of the protections offered to investors in registered investment companies. However, the Fund will wholly own and control its subsidiary, and the Fund and its subsidiary will both be managed by the Advisor, making it unlikely that a subsidiary will take action contrary to the interests of the Fund or its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including investment in a subsidiary, and the Fund’s role as the sole shareholder of its subsidiary. Also, the Advisor, in managing a subsidiary’s portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and its subsidiary, respectively, are or will be organized, could result in the inability of the Fund and/or subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiaries. If Cayman Islands law changes such that a subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Temporary Defensive Strategies

The Fund reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Advisor in response to adverse market, economic, political, or other conditions. The Fund also may “hedge” or minimize its exposure to one or more foreign currencies in response to such conditions. In the event that the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”), which is available at www.ArrowFunds.com.

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact each Fund’s business operations, potentially resulting in financial losses; interference with each Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for each Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Management of the Fund

Investment Advisor

Arrow Investment Advisors, LLC located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, serves as the Fund’s investment advisor. Subject to the oversight of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs. The Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Advisor was established in February 2006. The Advisor has approximately $481 million in assets under management as of July 31, 2019. The Advisor has been managing the Fund since its inception.

Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until November 30, 2020 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation ) will not exceed 1.40%. This agreement may be terminated by the Board of Trustees on 60 days written notice. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

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For the fiscal year ended July 31, 2019, the Advisor earned an advisory fee of 0.10% after waivers.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to the Fund is available in the semi-annual report to shareholders for the period ended January 31, 2019.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E. Flaig Jr.

Chief Investment Officer

William E. Flaig, Jr. has been responsible for the day to day management of the Fund since its inception in 2014. Mr. Flaig joined Arrow Investment Advisors in February of 2007. From 2005 to 2007 he was a principal of Paladin Asset Management, where Mr. Flaig refined original research in absolute return factors which evolved into Paladin’s corresponding alternative investment strategies. From 2000 to 2005, Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy with responsibility for all Rydex Portfolio Managers. Mr. Flaig graduated from Purdue University with a degree in Management.

Joseph Barrato

Chief Executive Officer

Joseph Barrato is a founding member of Arrow Investment Advisors, LLC. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor’s degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate. Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer

Portfolio Manager

Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served the Principal, Director of Research and Chief Investment Officer of the firm. Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in Business Administration from the University of North Carolina-Wilmington.

The Fund’s SAI provides additional information about each portfolio manager’s compensation structure, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Investment Subsidiary

The Fund may invest up to 25% of its total assets in the Tactical Subsidiary. The Tactical Subsidiary is a company that is organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of its Tactical Subsidiary. It is not currently expected that shares of the Tactical Subsidiary will be sold or offered to other investors. If, at any time, the Tactical Subsidiary proposes to offer or sell its shares to any investor other than the Fund, the Fund’s shareholders will receive 60 days prior notice of such offer or sale.

As with the Fund, the Advisor will be responsible for the Tactical Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Tactical Subsidiary. Under the advisory agreement, the Advisor will provide the Tactical Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The advisory agreement of the Tactical Subsidiary provides for automatic termination upon the termination of the Investment Advisory Agreement with respect to the Fund.

The Fund pays the Advisor a fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Tactical Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Tactical Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Board of Trustees for such termination.

The Tactical Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and accounting services that it receives. The Fund expects that the expenses borne by the Tactical Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expense will be reduced to some extent as a result of the payment of such expenses at the subsidiary level. It is therefore expected that any duplicative fees for similar services provided to the Fund and a subsidiary will not be material.

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The Tactical Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Advisor (when viewing the Tactical Subsidiary and the Fund on a consolidated basis) is subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Tactical Subsidiary’s portfolio investments and shares of the Tactical Subsidiary. These policies and restrictions are described in detail in the Fund’s SAI. The Fund’s chief compliance officer oversees implementation of the Tactical Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Tactical Subsidiary’s compliance with its policies and procedures.

The financial statements of the Tactical Subsidiary will be consolidated in the Fund’s financial statements, which are included in the Fund’s annual and semi-annual reports. The Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus. Please refer to the SAI for additional information about the organization and management of the Tactical Subsidiary.

Net Asset Value

The Fund’s NAV and offering price (NAV plus any applicable sales charges) is determined at the close of regular trading on the Exchange at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day the Exchange is open (the “Valuation Time”). NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day. All valuations are subject to review by the Trust’s Board or its delegate.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. Money market securities maturing in 60 days or less will be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Any use of a different rate from the rates used by each Index Provider may adversely affect the Fund’s ability to track its underlying index.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV. Issuer-specific events may cause the last market quotation to be unreliable. These events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the underlying index. This may adversely affect the Fund’s ability to track the Underlying Index.

A list of the holiday schedules of the foreign exchanges of the Fund’s underlying indexes, as well as the dates on which a settlement period would exceed seven calendar days in 2020, is contained in an appendix to the SAI.

Premium/Discount Information

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

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Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of each Fund’s securities, including cash required to be deposited in exchange for a Creation Unit. The IOPV is generally determined by using both current market quotations and price quotations obtained from broker-dealers and other market intermediaries that may trade in the Fund’s portfolio securities. The IOPV may not reflect the exact composition of the Fund’s current portfolio of securities at a particular point in time or the best possible valuation of the Fund’s current portfolio. As a result, the IOPV should not be confused with the NAV, which is computed only once a day. Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.ArrowFunds.com.

How to Buy and Sell Shares

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge in the SAI or by calling toll free 1-877-277-6933 or visiting our website at www.ArrowFunds.com.

Shares of the Fund will be listed for trading on the Exchange under the symbol DWAT. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 100,000 Shares. Purchases and redemptions with cash instead of in-kind securities could cause the Fund to incur certain costs, which include brokerage costs, taxable gains or losses that it might not otherwise have incurred if it had been made by a redemption in-kind. These costs could be imposed on the Fund and, thus, decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Shares

The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades.

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These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

Distribution and Service Plan

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Dividends, Other Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Fund . The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

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By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “TAXES” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Fund Service Providers

Gemini Fund Services, LLC is the Fund’s administrator and fund accountant. It has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the distributor to the Fund.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is the Fund’s transfer agent and custodian.

The Fund has entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”), 17645 Wright Street, Suite 200, Omaha, NE 68130, to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor (“Archer”) is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. Both the Distributor and Archer are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

BBD LLP, 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Other Information

Investments by Investment Companies

Although the SEC has granted an exemptive order to the Advisor permitting registered investment companies and unit investment trusts that enter into an agreement with the Trust (“Investing Funds”) to invest in series of the Trust beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions, the exemptive order is not applicable to the Fund. Accordingly, investing funds must adhere to the limits set forth in Section 12(d)(1) of the 1940 Act when investing in the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.

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A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-277-6933 between the hours of 8:30 a.m. and 6:00 p.m. Eastern time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

Financial Highlights

The financial highlights table below is intended to help you understand the Fund’s financial performance for the periods of the Fund’s operations. Certain information reflects financial results for a single share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the Fund has been audited by BBD, LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s July 31, 2019 Annual Report, which is available upon request.

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Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
July 31, 2019	July 31, 2018	July 31, 2017	July 31, 2016	July 31, 2015 (1)
Net asset value, beginning of period	$11.95	$11.14	$10.61	$10.56	$10.00
Activity from investment operations:
Net investment income (2)	0.05	0.00	(12)	0.07	0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.48)	1.16	0.55	0.01	(10)	0.58
Total from investment operations	(0.43)	1.16	0.62	0.06	0.60
Less distributions from:
Net investment income	—	(0.05)	(0.09)	(0.01)	(0.04)
Net realized gains	(0.34)	(0.30)	—	—	—
Total distributions	(0.34)	(0.35)	(0.09)	(0.01)	(0.04)
Net asset value, end of period	$11.18	$11.95	$11.14	$10.61	$10.56
Total return (4)(6)	(3.23)%	10.49%	5.93%	0.54%	5.99	%(7)
Net assets, at end of period (000s)	$4,471	$5,975	$7,796	$8,486	$9,506
Ratio of gross expenses to average net assets (3)(8)(11)	2.30%	1.98%	1.78%	1.89%	2.01%
Ratio of net expenses to average net assets (3)(8)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (3)(8)(9)	0.45%	0.04%	0.69%	0.46%	0.24%
Portfolio Turnover Rate (4)(5)	174%	125%	203%	154%	111%

(1)	The Arrow DWA Tactical ETF commenced operations on September 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(7)	Represents total return based on net asset values per share from commencement of investment operations on September 30, 2014 through July 31, 2015. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the NASDAQ OMX on October 1, 2014 to July 31, 2015 was 7.93%.

(8)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(9)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions during the period.

(11)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(12)	Amount represents less than $0.005 per share.
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PRIVACY notice
FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: § Social Security number § Purchase History § Assets § Account Balances § Retirement Assets § Account Transactions § Transaction History § Wire Transfer Instructions § Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow Investments Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

19

Who we are
Who is providing this notice?	Arrow Investments Trust
What we do
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Arrow Investments Trust doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Arrow Investments Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Arrow Investments Trust doesn’t jointly market.

20

Arrow DWA Tactical ETF

Advisor	Arrow Investment Advisors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Distributor	Northern Lights Distributors, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130
Legal Counsel	Thompson Hine LLP 41 South High St., Suite 1700 Columbus, OH 43215
Administrator	Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103
Custodian & Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s SAI dated December 1, 2019. The SAI provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus (i.e., legally made a part of this Prospectus). Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI, the annual report, the semi-annual report, (when available) to request other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-877-277-6933 or visit the Fund’s website at www.ArrowFunds.com. You may also write to:

Arrow DWA Tactical ETF

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22638

21

ARROW DOGS OF THE WORLD ETF

DOGS

PROSPECTUS

December 1, 2019

1-877-ARROW-FD

(1-877-277-6933)

www.ArrowFunds.com

This Prospectus provides important information about Arrow Dogs of The World ETF (“the Fund”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on NYSE Arca, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

FUND SUMMARY	1
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategies	1
Principal Investment Risks	2
Fund Performance	4
Investment Advisor	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS	5
Principal Investment Strategies	5
Principal Investment Risks	5
PORTFOLIO HOLDINGS	7
MANAGEMENT OF THE FUND	7
Investment Advisor	7
Portfolio Managers	8
NET ASSET VALUE	9
PREMIUM/DISCOUNT INFORMATION	9
HOW TO BUY AND SELL SHARES	9
Share Trading Prices	10
Book Entry	10
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	10
DISTRIBUTION AND SERVICE PLAN	10
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	11
FUND SERVICE PROVIDERS	12
Disclaimer	12
Index Provider	12
OTHER INFORMATION	13
Investments by Investment Companies	13
Continuous Offering	13
Householding	13
FINANCIAL HIGHLIGHTS	14
PRIVACY POLICY	15

Fund Summary

Investment Objective: The Fund seeks long-term capital appreciation by tracking the investment results of the AI Dogs of the World ex US Total Return Index (the “Index”).

Fees and Expenses: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	3.11%
Foreign Custody Transaction Expense	0.47%
Interest Expense	0.22%
Remaining Other Expenses	2.42%
Total Annual Fund Operating Expenses	3.71%
Fee Waiver (1)	(2.37)%
Total Annual Fund Operating Expenses After Fee Waiver	1.34%

(1)	The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2020 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set-up fees and extraordinary expenses such as litigation) will not exceed 0.65%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit or the limit in place at the time of recoupment. This agreement may be terminated by the Board of Trustees on 60 days’ written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$136	$916	$1,715	$3,805

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, substantially all of the Fund’s total assets will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts, exchange traded instruments). Strictly in accordance with its guidelines and mandated procedures of the index provider, the index selection methodology consists of long positions in the equity markets of foreign countries exhibiting weaker momentum characteristics (worst performing countries over a designated period of time) among the foreign universe for the possibility of a mean reversion opportunity, or a move in equity market prices and returns back to its historical average. The foreign universe will be composed of countries from the developed, emerging market and frontier markets, excluding the United States. There is no consideration given to the allocation among developed and emerging and frontier markets; the strategy of the Index will allocate among them depending on global price trends.

In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better performance compared to other securities. The Index selects securities based on a contrarian approach that looks for value in securities where a return reversal is expected during a rolling 12 month period for markets that previously experienced negative relative performance.

1

Mean Reversion strategies prices and returns for the worst performing countries eventually move back toward the mean or average. On an annual basis, the Index will allocate among the five countries with the weakest relative strength among the countries in the investment universe. The investment universe is currently comprised of 44 countries, but may range from 40-48 countries. The Index selects stock baskets representing the top 75% of the market capitalization for each country selected. The Index looks at a company’s location and economic ties in determining its country designation. In general, weak relative strength is the tendency of an investment to exhibit persistence in its relative performance to a comparable universe over a period of time. The Index is looking for countries with the weakest relative strength among the countries in the investment universe.

Arrow Investment Advisors, LLC (the “Advisor”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or higher. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Arrow Insights, a division of the Advisor, is the index provider.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Advisor believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund may also invest its assets in cash and cash equivalents, as well as securities and other instruments not included in the Index but which the Advisor believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

Principal Investment Risks

The following summarizes the principal investment risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Class Risk. Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value (“NAV”) to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging and Frontier Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging and frontier market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging and frontier market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risks. The Fund is structured as an exchange traded fund (“ETF”) and as a result is subject to the special risks, including:

Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Fund’s primary listing exchange (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

2

•	In times of market stress, market makers may step away from their role of market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.
•	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for the Shares than the Fund’s NAV, which is reflected in the bid and ask price the Shares or in the closing price.
•	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.
•	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Limited History of Operations Risk. The Fund is newly-formed with a limited history for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in the Index, regardless of their investment merits.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Investing Risk. Value securities are securities of companies in countries that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities of those countries to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

3

Fund Performance

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Investment Advisor: Arrow Investment Advisors, LLC.

Portfolio Managers: The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Advisor	When Began Managing Fund
William E. Flaig Jr.	Chief Investment Officer	December 2017
Joseph Barrato	CEO	December 2017
Jon Guyer	Portfolio Manager	December 2017
Amit Gutt	Portfolio Manager	January 2018

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 25,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information

The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Additional Information About the Principal Investment Strategies and Risks

Investment Objective

The Fund seeks long-term capital appreciation by tracking the investment results of the AI Dogs of the World ex US Total Return Index. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval by the Trust’s Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, substantially all of the Fund’s total assets will be invested in the component securities of the AI Dogs of the World ex US Total Return Index (the “Index”) and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts, exchange traded instruments). Strictly in accordance with its guidelines and mandated procedures of the index provider, the index selection methodology consists of long positions in the equity markets of foreign countries exhibiting weaker momentum characteristics (worst performing countries over a designated period of time) among the foreign universe for the possibility of a mean reversion opportunity, or a move in equity market prices and returns back to its historical average. The foreign universe will be composed of countries from the developed, emerging market and frontier markets, excluding the United States. There is no consideration given to the allocation among developed and emerging and frontier markets; the strategy of the Index will allocate among them depending on global price trends.

In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better performance compared to other securities. The Index selects securities from the worst performing countries based on a contrarian approach that looks for value in securities where a return reversal is expected during a rolling 12 month period for markets that previously experienced negative relative performance. Mean Reversion strategies prices and returns for the worst performing countries eventually move back toward the mean or average. On an annual basis, the Index will allocate among the five countries with the weakest relative strength among the countries in the investment universe. The investment universe is currently comprised of 44 countries, but may range from 40-48 countries. The Index selects stock baskets representing the top 75% of the market capitalization for each country selected. The Index looks at a company’s location and economic ties in determining its country designation. In general, weak relative strength is the tendency of an investment to exhibit persistence in its relative performance to a comparable universe over a period of time. The Index is looking for countries with the weakest relative strength among the countries in the investment universe.

Arrow Investment Advisors, LLC expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or higher. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Arrow Insights, a division of the Advisor, is the index provider.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Advisor believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund may also invest its assets in cash and cash equivalents, as well as securities and other instruments not included in the Index but which the Advisor believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

Principal Investment Risks

The following provides additional information about certain of the principal risks identified under “Principal Investment Risks” and other risks applicable to the Fund.

Asset Class Risk. Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value (“NAV”) to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging and Frontier Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging and frontier market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging and frontier market securities tend to be more volatile than the securities of issuers located in developed markets.

5

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risks. The Fund is structured as an exchange traded fund and as a result is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Fund’s primary listing exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

•	In times of market stress, market makers may step away from their role of market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund Shares and the Fund’s NAV.
•	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.
•	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.
•	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Limited History of Operations. The Fund is newly-formed with a limited history for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund, unless such defensive positions are also taken by the Index.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

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Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Investing Risk. Value securities are securities of companies in countries that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities of those countries to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”), which is available at www.ArrowFunds.com.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Management of the Fund

Investment Advisor

Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, serves as the Fund’s investment advisor. Subject to the oversight of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs. The Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Advisor was established in February 2006. The Advisor has approximately $481 million in assets under management as of July 31, 2019. The Advisor has been managing the Fund since its inception.

Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 0.60% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2020 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation ) will not exceed 0.65%. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees on 60 days written notice.

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In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings. For the fiscal year ended July 31, 2019, the Advisor earned an advisory fee of 0.00% after waivers.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to the Fund is available in the Fund’s semi-annual report to shareholders for the period ended January 31, 2018.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E. Flaig Jr.

Chief Investment Officer

William E. Flaig, Jr. has been responsible for the day to day management of the Fund since its inception. Mr. Flaig joined Arrow Investment Advisors in February of 2007. From 2005 to 2007 he was a principal of Paladin Asset Management, where Mr. Flaig refined original research in absolute return factors which evolved into Paladin’s corresponding alternative investment strategies. From 2000 to 2005, Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy with responsibility for all Rydex Portfolio Managers. Mr. Flaig graduated from Purdue University with a degree in Management.

Joseph Barrato

Portfolio Manager

Joseph Barrato is a founding member of Arrow Investment Advisors, LLC. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor’s degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate. Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer

Portfolio Manager

Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served as Principal, Director of Research and Chief Investment Officer of the firm. Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in Business Administration from the University of North Carolina-Wilmington.

Amit Gutt

Portfolio Manager

Amit Gutt, CFA has been a Portfolio Manager for the Arrow Dogs of the World ETF since January 2018. Amit joined Arrow Investment Advisors, LLC in August 2014 as an Investment Strategist. In that role, he was responsible for performing quantitative research, portfolio management and trading across multiple asset classes. Prior to joining Arrow, Amit worked as a Summer Associate in emerging markets equity research at KAUST Investment Management and as a Statistician at the United States Department of Commerce from 2009 to 2012. Amit holds a B.S. in Financial Economics from University of Maryland Baltimore County, a Master of Arts in Applied Economics from Johns Hopkins University and an MBA in Finance from the NYU Stern School of Business. Amit is also a CFA charterholder.

The Fund’s SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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Net Asset Value

The Fund’s NAV and offering price (NAV plus any applicable sales charges) is determined at the close of regular trading on the Exchange at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day the Exchange is open (the “Valuation Time”). NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day. All valuations are subject to review by the Trust’s Board or its delegate.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. Money market securities maturing in 60 days or less will be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Any use of a different rate from the rates used by each Index Provider may adversely affect the Fund’s ability to track its underlying index.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV. Issuer-specific events may cause the last market quotation to be unreliable. These events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the underlying index. This may adversely affect the Fund’s ability to track the Underlying Index.

A list of the holiday schedules of the foreign exchanges of the Fund’s Index, as well as the dates on which a settlement period would exceed seven calendar days in 2020, is contained in an appendix to the SAI.

Premium/Discount Information

Most investors buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the Fund’s securities, including cash required to be deposited in exchange for a Creation Unit. The IOPV is generally determined by using both current market quotations and price quotations obtained from broker-dealers and other market intermediaries that may trade in the Fund’s portfolio securities. The IOPV may not reflect the exact composition of the Fund’s current portfolio of securities at a particular point in time or the best possible valuation of a Fund’s current portfolio. As a result, the IOPV should not be confused with the NAV, which is computed only once a day. Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters can be found at www.ArrowFunds.com.

How to Buy and Sell Shares

Shares of the Fund are listed for trading on the Exchange under the symbol DOGS. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required.

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Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 Shares. Purchases and redemptions with cash instead of in-kind securities could cause the Fund to incur certain costs, which include brokerage costs, taxable gains or losses, that it might not otherwise have incurred if it had been made by a redemption in-kind. These costs could be imposed on the Fund and, thus, decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP.

Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI. The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Shares

Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

Distribution and Service Plan

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

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Dividends, Other Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund, as needed. The Fund distributes its net realized capital gains, if any, to shareholders annually. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities.

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The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Fund Service Providers

Gemini Fund Services, LLC is the Fund’s administrator and fund accountant. It has its principal office at 80 Arkay Drive, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the Distributor.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is the Fund’s transfer agent and custodian.

The Fund has entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”), 17645 Wright Street, Suite 200, Omaha, NE 68130, to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Fund’s Investment Advisor (“Archer”) is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. Both the Distributor and Archer are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High, Suite 1700, Columbus, Ohio 43215, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Disclaimer

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Fund to track the total return performance of their respective Index or the ability of each Index identified herein to track stock market performance. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of each Index, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

The Exchange does not guarantee the accuracy and/or the completeness of each Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund, owners of the Shares, or any other person or entity from the use of each Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Index Provider

The Index is an index sponsored, created, compiled, and maintained by Arrow Insights. The Advisor and AJN Corporation entered into a joint venture, NextGen Innovations (“NGI”), that does business as Arrow Insights, with respect to the indexes it creates. NGI, operating as Arrow Insights, is a division of the Advisor and created the A.I. Dogs of the World Index (the “Index”). The methodology for the Index was published by Arrow Insights and is hosted on the Arrow Insights’ website.

In order to minimize any potential for conflicts caused by the fact that a division of the Advisor acts as the Index provider, the Fund will post on its website on each day that the NYSE Arca and the Trust are open for business (a “Business Day”), before commencement of trading of shares on NYSE Arca, the identities and quantities of the portfolio securities, assets and other positions held by the Fund that will form the basis for the Fund’s calculation of NAV at the end of the Business Day.

Arrow Insights does not charge a licensing fee for the Fund to use the Index. If the Advisor were to no longer serve as the advisor to the Fund, it may determine to no longer allow the Fund to use the Index as part of the Fund’s strategy or to charge a fee for the Fund to do so. Such an event could result in the Fund having to change its investment strategies, being liquidated, or an increase to the Fund’s expense ratio.

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Other Information

Investments by Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Advisor, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Fund’s Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-277-6933 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the periods of the Fund’s operations. Certain information reflects financial results for a single share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the Fund has been audited by BBD, LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s July 31, 2019 Annual Report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For The		For The
	Year Ended		Period Ended
	July 31, 2019		July 31, 2018 (1)
Net asset value, beginning of period	$51.06		$50.00
Activity from investment operations:
Net investment income (2)	0.83		0.17
Net realized and unrealized gain on investments and foreign currency	0.54		0.89
Total from investment operations	1.37		1.06
Less distributions from:
Net investment income	(1.10)		—
Total distributions	(1.10)		—
Net asset value, end of period	$51.33		$51.06
Total return (4)(6)	2.94	% (11)	2.12%
Net assets, at end of period (000s)	$5,133		$5,106
Ratio of gross expenses to average net assets (3)(7)(9)	3.71	% (10)	3.38%
Ratio of net expenses to average net assets (3)(7)	1.34	% (10)	0.65%
Ratio of net investment income to average net assets (3)(7)(8)	1.69%		0.59%
Portfolio Turnover Rate (4)(5)	100%		81%

(1)	The Arrow Dogs of the World ETF commenced operations on January 2, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(10)	Includes 0.69% for the year ended July 31, 2019 attributed to interest expense and foreign custody transaction costs, which is not subject to waiver by Arrow Investment Advisors, LLC.

(11)	For the year ended July 31, 2019, the Fund received payment from the Advisor of $21,773 for losses realized due to trade error. Excluding this item, total return would have been 2.50%.

14

Privacy Notice

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: · Social Security number · Purchase History · Assets · Account Balances · Retirement Assets · Account Transactions · Transaction History · Wire Transfer Instructions · Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow Investments Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

15

Who we are
Who is providing this notice?	Arrow Investments Trust
What we do
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

▪  Open an account

▪  Provide account information

▪  Give us your contact information

▪  Make deposits or withdrawals from your account

▪  Make a wire transfer

▪  Tell us where to send the money

▪  Tells us who receives the money

▪  Show your government-issued ID

▪  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪  Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪  Affiliates from using your information to market to you

▪  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Arrow Investments Trust does not jointly market.
16

ARROW DOGS OF THE WORLD ETF

Advisor	Arrow Investment Advisors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Distributor	Northern Lights Distributors, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Administrator	Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103
Custodian and Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s SAI dated December 1, 2019. The SAI provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus (i.e., legally made a part of this prospectus). Additional information about the Fund’s investments is available in the Fund’s Annual or Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-877-277-6933 or visit the Fund’s website at www.ArrowFunds.com. You may also write to:

Arrow Dogs of the World ETF

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22638

17

Arrow DWA Country Rotation ETF

DWCR

PROSPECTUS

December 1, 2019

1-877-277-6933

1-877-ARROW-FD
www.ArrowFunds.com

This Prospectus provides important information about the Arrow DWA Country Rotation ETF (the “Fund”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on The Nasdaq Stock Market, LLC.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

FUND SUMMARY	1
Investment Objective	1
Fees and Expenses	1
Principal Investment Strategies	1
Principal Investment Risks	2
Fund Performance	4
Investment Advisor	4
Purchase and Redemption of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS	6
Principal Investment Strategies	6
Principal Investment Risks	6
PORTFOLIO HOLDINGS	8
MANAGEMENT OF THE FUND	8
Investment Advisor	8
Portfolio Managers	9
NET ASSET VALUE	10
PREMIUM/DISCOUNT INFORMATION	10
HOW TO BUY AND SELL SHARES	11
Share Trading Prices	11
Book Entry	11
FREQUENT PURCHASES AND REDEMPTIONS OF SHARES	11
DISTRIBUTION AND SERVICE PLAN	11
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	12
FUND SERVICE PROVIDERS	13
INDEX PROVIDER	13
OTHER INFORMATION	13
Investments by Investment Companies	13
Continuous Offering	13
Householding	14
FINANCIAL HIGHLIGHTS	15
PRIVACY NOTICE	16

Fund Summary

Investment Objective: The Fund seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index (the “Index”).

Fees and Expenses: The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.90%
Foreign Custody Transaction Expense	0.09%
Interest Expense	0.03%
Remaining Other Expenses	0.78%
Acquired Fund Fees and Expenses (1)	0.08%
Total Annual Fund Operating Expenses	1.68%
Fee Waiver (2)	(0.73)%
Total Annual Fund Operating Expenses After Fee Waiver	0.95%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
(2)	The Fund’s advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2020 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation) will not exceed 0.75%. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit or the limit in place at the time of recoupment. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table above and remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$97	$458	$844	$1,926

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, substantially all of the Fund’s total assets will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts, exchange traded instruments). Strictly in accordance with its guidelines and mandated procedures of the index provider, the index selection methodology consists of long positions in the equity markets of foreign countries exhibiting relatively strong momentum characteristics among the foreign universe. The foreign universe will be composed of countries from the developed and emerging markets, excluding the United States. There is no consideration given to the allocation among developed and emerging markets; the strategy of the Index will allocate among them depending on global price trends.

In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better performance compared to other securities. The Index selects at least ten countries with the highest relative strength among the universe of 41 foreign countries on a quarterly basis. The countries identified are given equal weight. For each country identified, between five to ten equity securities within that country universe are selected with the highest relative strength. The securities identified are equally weighted.

1

The Index looks at a company’s location and economic ties in determining its country designation. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the country universe and holding those securities until they underperform. The strategy is entirely based on market movement of the countries and relative strength of the securities within those countries, and there is no company fundamental data involved in the analysis. The process is systematic and is repeated quarterly.

The advisor expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or higher. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the advisor believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund may also invest its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the advisor believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause them to lose money. Many factors may adversely affect the Fund’s net asset value, trading prices, yield and performance.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

Asset Class Risk. Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value (“NAV”) to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets and emerging market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

ETF Structure Risks. The Fund is structured as an exchange traded fund (“ETF”) and as a result is subject to the special risks, including:

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

•	In times of market stress, market makers may step away from their role of market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
•	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
2

•	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
•	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Limited History of Operations Risk. The Fund is newly-formed with a limited history for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Momentum Risk. The price and performance momentum of a security can change or may not continue, and securities with high relative performance may not continue to have such relative performance.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund, unless such defensive positions are also taken by the Index.

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

3

Fund Performance

The bar chart and performance table below show the variability of the Fund’s return, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad market index and supplementary indexes. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.ArrowFunds.com or by calling 1-877-277-6933 (1-877-ARROW-FD).

Total Return

(Year ended December 31):

Best Quarter	9/30/2018	2.33%
Worst Quarter	12/31/2018	(11.89)%

The year-to-date return as of the most recent calendar quarter, which ended September 30, 2019 was 5.76%.

Average Annual Total Returns

(as of December 31, 2018)

	One Year	Since Inception*
Return Before Taxes	(15.20)%	(14.89)%
Return after Taxes on Distributions	(15.70)%	(15.39)%
Return after Taxes on Distributions and Sale of Fund Shares	(8.78)%	(11.42)%
DWA Country and Stock Momentum Index(1) (reflects no deduction for fees, expenses or taxes)	(11.74)%	(10.74)%
MSCI ACWI Ex US Index(2) (reflects no deduction for fees, expenses or taxes)	(13.78)%	(13.34)%
MSCI Emerging Markets Investable Market Index(3) (reflects no deduction for fees, expenses or taxes)	(11.08)%	(9.85)%
*	Commencement of trading was December 28, 2017

(1) Dorsey Wright Country and Stock Momentum Total Return Index is constructed pursuant to Dorsey, Wright & Associates proprietary methodology. The index has a relative strength focus that looks for the 10 strongest performing countries among a universe of 41 countries. Once the country is identified, the index methodology is designed to identify 10 companies that demonstrate powerful relative strength characteristics within that country. The Fund and the index are equally weighted and rebalanced and reconstituted quarterly.

(2) The MSCI ACWI ex USA Index USD captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the US) and 26 Emerging Markets countries. With 2,215 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

(3) The MSCI Emerging Markets Investable Market Index (IMI) USD captures large, mid and small cap representation across 26 Emerging Markets (EM) countries. With 2,831 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in each country.

Investment Advisor: Arrow Investment Advisors, LLC (the “Advisor”).

Portfolio Managers: The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Advisor	When Began Managing Fund
William E. Flaig Jr.	Chief Investment Officer	Since December 2017
Joseph Barrato	Portfolio Manager	Since December 2017
Jonathan S. Guyer	Portfolio Manager	Since December 2017

4

Purchase and Redemption of Fund Shares

The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) to authorized participants who have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through a broker dealer. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. Shares of the Fund are listed for trading on The Nasdaq Stock Market, LLC (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information

The Fund’s distributions are generally taxable as ordinary income or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

Investors purchasing shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Additional Information About the Principal Investment Strategies and Risks

Investment Objective

The Fund seeks long-term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval by the Trust’s Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Under normal circumstances, substantially all of the Fund’s total assets will be invested in the component securities of the Dorsey Wright Country and Stock Momentum Index (the “Index”) and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts, exchange traded instruments). Strictly in accordance with its guidelines and mandated procedures of the index provider, the index selection methodology consists of long positions in the equity markets of foreign countries exhibiting relatively strong momentum characteristics among the foreign universe. The foreign universe will be composed of countries from the developed and emerging markets, excluding the United States. There is no consideration given to the allocation among developed and emerging markets; the strategy of the Index will allocate among them depending on global price trends.

In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better performance compared to other securities. The Index selects at least ten countries with the highest relative strength among the universe of 41 foreign countries on a quarterly basis. The countries identified are given equal weight. For each country identified, at least ten equity securities within that country universe are selected with the highest relative strength. The securities identified are equally weighted. The Index looks at a company’s location and economic ties in determining its country designation. Relative strength investing involves buying securities that have appreciated in price more than the other securities in the country universe and holding those securities until they underperform. The strategy is entirely based on market movement of the countries and relative strength of the securities within those countries, and there is no company fundamental data involved in the analysis. The process is systematic and is repeated quarterly.

Arrow Investments Advisors, LLC (the “Advisor”) expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or higher. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Advisor believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund may also invest its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Advisor believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

Principal Investment Risks

The following provides additional information about the principal risks identified under “Principal Investment Risks” and other risks applicable to the Fund.

Asset Class Risk. Securities in the Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, such as lower trading volume, trading suspension, security price volatility, repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

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ETF Structure Risks. The Fund is structured as an exchange traded fund (“ETF”) and as a result is subject to the special risks, including:

Not Individually Redeemable. Shares in the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on The Nasdaq Stock Market LLC (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

•	In times of market stress, market makers may step away from their role of market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
•	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.
•	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
•	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Limited History of Operations Risk. The Fund is newly-formed with a limited history for investors to evaluate.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Momentum Risk. The price and performance momentum of a security can change or may not continue, and securities with high relative performance may not continue to have such relative performance.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints and; if used, representative sampling may cause the Fund’s tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund, unless such defensive positions are also taken by the Index.

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

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Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”), which is available at www.ArrowFunds.com.

Cybersecurity

The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate their NAV; impediments to trading; the inability of the Fund, the Advisor, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Management of the Fund

Investment Advisor

Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel MD 20707, serves as the Fund’s investment advisor. The Advisor is a Delaware limited liability company and is registered with the Securities and Exchange Commission (the “SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended. The Advisor was established in February 2006. The Advisor has approximately $481 million in assets under management as of July 31, 2019. The Advisor has been managing the Fund since its inception.

Subject to the supervision of the Board of Trustees (the “Board”), the Advisor is responsible for the overall management of the Fund’s business affairs. The Advisor is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions.

Pursuant to an Investment Advisory Agreement, the Fund pays the Advisor a management fee equal to 0.70% of its average daily net assets. From time to time, the Advisor may waive all or a portion of its fee. The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund until December 31, 2020 to ensure that the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation) will not exceed 0.75%. This fee waiver and expense reimbursement are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated by the Board of Trustees on 60 days written notice.

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In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings. For the fiscal year ended July 31, 2019, the Advisor earned an advisory fee of 0.00% after waivers.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to the Fund is available in the Fund’s semi-annual report to shareholders for the period ended January 31, 2018.

Portfolio Managers

The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio:

William E Flaig Jr.

Chief Investment Officer

William E. Flaig, Jr. has been responsible for the day to day management of the Fund since its inception. Mr. Flaig joined Arrow Investment Advisors, LLC in February of 2007. From 2005 to 2007 he was a principal of Paladin Asset Management, where Mr. Flaig refined original research in absolute return factors which evolved into Paladin’s corresponding alternative investment strategies. From 2000 to 2005 Mr. Flaig served Rydex Investments in portfolio management roles of increasing responsibility, culminating with his appointment as Director of Portfolio Management/Director of Investment Strategy with responsibility over all Rydex Portfolio Managers. Mr. Flaig graduated from Purdue University with a degree in Management.

Joseph Barrato

Portfolio Manager

Joseph Barrato is a founding member of Arrow Investment Advisors, LLC. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor’s degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate. Mr. Barrato has served as an Interested Trustee and the Chairman of the Board since the Trust was organized in August 2011.

Jonathan S. Guyer

Portfolio Manager

Jonathan Guyer joined Arrow Investment Advisors, LLC in October 2013 after spending seven years with Longview Funds Management, LLC. During his tenure at Longview, he served the Principal, Director of Research and Chief Investment Officer of the firm. Prior to Longview, Mr. Guyer spent seven years as the head of the Proprietary Hedge Fund Group of Alex Brown & Sons, Inc., followed by five years serving as the head of Alternative Investment Product Development for Legg Mason Wood Walker, Inc. Throughout his investment management career, he has had practical experience working with index design, active portfolio management, trading, manager selection, due diligence, marketing and fund administration.

Prior to his career in investment management, Mr. Guyer spent eight years in the audit industry, serving as a senior audit manager for commercial banks and trust companies. Mr. Guyer earned his bachelor’s degree in Business Administration from the University of North Carolina-Wilmington.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of Fund shares.

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Net Asset Value

The Fund’s NAV and offering price (NAV plus any applicable sales charges) is determined at the close of regular trading on the Exchange at the close of regular trading (normally 4:00 p.m., Eastern Time) on each day the Exchange is open (the “Valuation Time”).  NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day. All valuations are subject to review by the Trust’s Board or its delegate.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. Money market securities maturing in 60 days or less will be valued at amortized cost. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at last sale price or, in the absence of a sale, at the current bid price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Any use of a different rate from the rates used by each Index Provider may adversely affect the Fund’s ability to track its underlying index.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the Exchange and when the Fund calculates its NAV. Issuer-specific events may cause the last market quotation to be unreliable. These events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Advisor determines that the closing price of the security is unreliable, the Advisor will value the security at fair value in good faith using procedures approved by the Board.  Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the underlying index. This may adversely affect the Fund’s ability to track the Underlying Index.

A list of the holiday schedules of the foreign exchanges of the Fund’s underlying indexes, as well as the dates on which a settlement period would exceed seven calendar days in 2020, is contained in an appendix to the SAI.

Premium/Discount Information

Most investors buy and sell Shares in secondary market transactions through brokers at market prices and the Shares trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout each trading day by the securities exchange on which the Funds' shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the Fund’s securities, including cash required to be deposited in exchange for a Creation Unit. The IOPV is generally determined by using both current market quotations and price quotations obtained from broker-dealers and other market intermediaries that may trade in the Fund’s portfolio securities. The IOPV may not reflect the exact composition of the Fund’s current portfolio of securities at a particular point in time or the best possible valuation of the Fund’s current portfolio. As a result, the IOPV should not be confused with the NAV, which is computed only once a day. Information regarding how often the Shares traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters can be found at www.ArrowFunds.com.

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How to Buy and Sell Shares

Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge in the SAI or by calling toll free 1-877-277-6933 or visiting our website at www.ArrowFunds.com.

Shares of the Fund are listed for trading on the Exchange under the symbol DWCR. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 50,000 Shares. Purchases and redemptions with cash instead of in-kind securities could cause the Fund to incur certain costs, which include brokerage costs, taxable gains or losses, that it might not otherwise have incurred if it had been made by a redemption in-kind. These costs could be imposed on the Fund and, thus, decrease the Fund’s NAV to the extent that the costs are not offset by a transaction fee payable by an AP. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

Share Trading Prices

The approximate value of Shares, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Shares

The Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Shares.

Distribution and Service Plan

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

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Dividends, Other Distributions and Taxes

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund, as needed. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. The maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. In addition, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct social security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays.

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An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Taxes” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Taxes” in the SAI for more information.

Fund Service Providers

Gemini Fund Services, LLC is the Fund’s administrator and fund accountant. It has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the Distributor.

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA, 02110, is the Fund’s transfer agent and custodian.

The Fund has entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”), 17645 Wright Street, Suite 200, Omaha, NE 68130, to serve as the distributor for the Fund. Archer Distributors, LLC (“Archer”), an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. Both the Distributor and Archer are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as legal counsel to the Trust.

BBD, LLP, 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Index Provider

The Fund is based upon the Dorsey Wright Country and Stock Momentum Index. The Index is calculated and maintained by Dorsey Wright & Associates (the “Index Provider”). The Index Provider is not affiliated with the Trust, the Advisor or the Distributor. The Advisor has entered into a license agreement with the Index Provider. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Advisor.

No entity that creates, compiles, sponsors or maintains the Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Advisor, the Distributor or a promoter of the Fund.

Neither the Advisor nor any affiliate of the Advisor has any right to influence the selection of the securities in the Index.

Other Information

Investments by Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including the Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Advisor, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.

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A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding

To reduce expenses, we mail only one copy of the Prospectus or summary prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-277-6933 between the hours of 8:30 a.m. and 6:00 p.m. Eastern Time on days the Fund is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single share. Total return represents the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund has been audited by BBD, LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s July 31, 2019 Annual Report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For The		For The
	Year Ended		Period Ended
	July 31, 2019		July 31, 2018 (1)
Net asset value, beginning of period	$28.97		$30.00
Activity from investment operations:
Net investment income (2)	0.59		0.44
Net realized and unrealized loss on investments and foreign currency	(1.69)		(1.47)
Total from investment operations	(1.10)		(1.03)
Less distributions from:
Net investment income	(0.75)		—
Total distributions	(0.75)		—
Net asset value, end of period	$27.12		$28.97
Total return (4)(6)	(3.61)%		(3.43)%
Net assets, at end of period (000s)	$14,914		$20,279
Ratio of gross expenses to average net assets (3)(7)(9)	1.60	% (11)	1.86	% (10)
Ratio of net expenses to average net assets (3)(7)	0.87	% (11)	0.79	% (10)
Ratio of net investment income to average net assets (3)(7)(8)	2.17%		2.50%
Portfolio Turnover Rate (4)(5)	146%		136%

(1)	The Arrow DWA Country Rotation ETF commenced operations on December 28, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived a portion of the expenses, total returns would have been lower.

(7)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(8)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by Arrow Investment Advisors, LLC.

(10)	Includes 0.05% for the period ended July 31, 2018 attributed to interest expense, which is not subject to waiver by Arrow Investment Advisors, LLC.

(11)	Includes 0.12% for the year ended July 31, 2019 attributed to interest expense and foreign custody transaction costs, which are not subject to waiver by Arrow Investment Advisors, LLC.

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Privacy Notice

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: · Social Security number · Purchase History · Assets · Account Balances · Retirement Assets · Account Transactions · Transaction History · Wire Transfer Instructions · Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow Investments Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

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Who we are
Who is providing this notice?	Arrow Investments Trust
What we do
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

▪  Open an account

▪  Provide account information

▪  Give us your contact information

▪  Make deposits or withdrawals from your account

▪  Make a wire transfer

▪  Tell us where to send the money

▪  Tells us who receives the money

▪  Show your government-issued ID

▪  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  Sharing for affiliates’ everyday business purposes – information about your creditworthiness
  Affiliates from using your information to market to you
  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Arrow Investments Trust does not jointly market.
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Arrow DWA Country Rotation ETF

Advisor	Arrow Investment Advisors, LLC 6100 Chevy Chase Drive, Suite 100 Laurel, MD 20707
Distributor	Northern Lights Distributors, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Administrator	Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788
Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103
Custodian and Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

Additional information about the Fund, including the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio holdings, is included in the Fund’s SAI dated December 1, 2019. The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual report, the semi-annual report, to request other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-877-277-6933 or visit the Fund’s website, at www.ArrowFunds.com. You may also write to:

Arrow DWA Country Rotation ETF

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22638

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ARROW DYNAMIC INCOME FUND

CLASS A SHARES: ASFFX

CLASS C SHARES: ASFTX

INSTITUTIONAL CLASS SHARES: ASFNX

ARROW DWA BALANCED FUND

CLASS A SHARES: DWAFX

CLASS C SHARES: DWATX

INSTITUTIONAL CLASS SHARES: DWANX

ARROW DWA TACTICAL FUND

CLASS A SHARES: DWTFX

CLASS C SHARES: DWTTX

INSTITUTIONAL CLASS SHARES: DWTNX

ARROW MANAGED FUTURES STRATEGY FUND

CLASS A SHARES: MFTFX

CLASS C SHARES: MFTTX

INSTITUTIONAL CLASS SHARES: MFTNX

each Fund a Series of Arrow Investments Trust

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2019

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the combined Prospectus of the Arrow Dynamic Income Fund (the “DI Fund”), the Arrow DWA Balanced Fund (the “Balanced Fund”), the Arrow DWA Tactical Fund (the "Tactical Fund") and the Arrow Managed Futures Strategy Fund (the "MF Strategy Fund") (individually a "Fund," collectively the "Funds") dated December 1, 2019. The Funds’ Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Funds’ Prospectus and annual or semi-annual reports without charge by contacting the Funds' transfer agent, Gemini Fund Services, LLC, 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 or by calling 1-877-277-6933. You may also obtain a Prospectus and annual or semi-annual reports by visiting our website at www.ArrowFunds.com.

THE FUNDS	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	15
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	16
MANAGEMENT	17
CONTROL PERSONS AND PRINCIPAL HOLDERS	21
INVESTMENT ADVISOR	24
DISTRIBUTION OF SHARES	26
PORTFOLIO MANAGERS	28
ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES	30
ALLOCATION OF PORTFOLIO BROKERAGE	31
PORTFOLIO TURNOVER	31
OTHER SERVICE PROVIDERS	32
DESCRIPTION OF SHARES	33
ANTI-MONEY LAUNDERING PROGRAM	33
PURCHASE, REDEMPTION AND PRICING OF SHARES	34
TAX STATUS	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40
LEGAL COUNSEL	40
FINANCIAL STATEMENTS	40
APPENDIX A –ADVISOR'S PROXY VOTING POLICIES AND PROCEDURES	A-1

THE FUNDS

The Funds are each a series of Arrow Investments Trust, a Delaware statutory trust organized on August 2, 2011 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees"). The Funds were organized to acquire all the assets of the respective identically named predecessor funds, each a series of Northern Lights fund Trust, a Delaware statutory trust (each a “Predecessor Fund”), in a tax-free reorganization, effective, March 1, 2012 (the “Reorganization”). Each Fund may issue an unlimited number of shares of beneficial interest. All shares of a Fund have equal rights and privileges. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by a Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Arrow DWA Balanced Fund (the “Balanced Fund”), Arrow DWA Tactical Fund (the “Tactical Fund”), Arrow Managed Futures Fund (the “MF Strategy Fund”), and Arrow Dynamic Income Fund (the “DI Fund”) are each a diversified series of the Trust. Each Fund's investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Each Fund offers three classes of shares: Class A, Class C and Institutional Class shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under the Trust's Trust Instrument, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Trust Instrument or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of each Fund and a description of its principal investment strategies are set forth under "Principal Investment Strategies" and “Principal Investment Risks” in the Prospectus. Each Fund's investment objective is not fundamental and may be changed without the approval of a majority of the applicable Fund's outstanding voting securities.

The following pages contain more detailed information about the types of instruments in which the Funds may invest, strategies Arrow Investment Advisors, LLC (the "Advisor" or “Arrow”) may employ in pursuit of a Fund's investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Funds invest include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Funds may invest in preferred stock with a minimum credit rating of investment grade. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

1

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Funds may invest in convertible securities with a minimum credit rating of investment grade. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Funds may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General. The Funds may invest in foreign securities directly or through exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to a Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent a Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. The Funds may purchase securities of emerging market issuers and ETFs and closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.

2

In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The Funds may invest in debt securities with a minimum credit rating of investment grade; however, the DI Fund, Balanced Fund and Tactical Fund may invest in debt securities of any credit grade. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Funds are subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

The Funds may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.

3

The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Funds may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time Deposits and Variable Rate Notes

The Funds may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Funds may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Funds to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. A Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between a Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Funds may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, per Fund; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Funds may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

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Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Funds do not purchase interests in pools created by such non-governmental issuers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

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Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.

High Yield Securities

Each Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("Securities Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

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Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Funds may hold such common stock and other securities even if it does not invest in such securities.

Securities of Other Investment Companies

A Fund's investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds. In general, under Section 12(d)(1)(A) of the 1940 Act, a Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of its assets in any single such investment company, and (3) investing more than 10% of its assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC") and the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order, or (ii) the Fund relies on one or more of the available exemptions from Section 12(d)(1)(A).

Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

In addition, the Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Funds; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (“FINRA”) for funds of funds.

Closed-End Investment Companies.

A Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Funds generally will purchase shares of closed-end funds only in the secondary market. The Funds will incur normal brokerage costs on such purchases similar to the expenses the Funds would incur for the purchase of securities of any other type of issuer in the secondary market. The Funds may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value (“NAV”) but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

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The Funds may invest in shares of closed-end funds that are trading at a discount to NAV or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. A Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and NAV than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies.

Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of a Fund and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds.

ETFs are either active funds that pursue active management strategies or are passive funds that pursue strategies designed to track their related index and both have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide periodic dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000, (or other large multiples of) shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire NAV falls below a certain amount. Although a Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

REITs

The Funds may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although a Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

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Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Securities Options

The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Funds will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, that Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other

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reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by a Fund of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by a Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.

Transactions using options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount. Under current SEC guidelines, a Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts.

A Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Funds may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option.

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While the Funds will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Funds may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Funds, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Funds may enter into repurchase agreements. In a repurchase agreement, an investor (such as a Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Funds to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, a Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

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These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Funds, except the DI Fund, and the Subsidiaries are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Advisor is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”).  As a registered commodity pool operator with respect to the Funds and the Subsidiaries, the Advisor must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA.

When-Issued, Forward Commitments and Delayed Settlements

The Funds may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Funds may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because a Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Funds will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

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A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by FINRA.

Under guidelines adopted by the Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund. The Funds did not engage in securities lending activities in the most recently completed fiscal year ended July 31, 2019.

Short Sales

The Funds may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Tactical and Balanced Funds do not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Tactical or Balanced Fund's net assets. This percentage may be varied by action of the Board of Trustees. No such percentage limitation applies to the DI Fund; however, Fund assets are segregated to cover any short sale obligations at all times. A short sale is "against the box" to the extent a Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

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Swap Agreements

Each Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. The Balanced Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets, and the DI Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 15% of the Fund's assets.

Whether a Fund's use of swap agreements enhance the Fund's total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Wholly-Owned Subsidiaries

Each of the Funds, except the DI Fund, may invest in a respective wholly-owned and controlled Cayman Islands subsidiary (each a "Subsidiary" and together "Subsidiaries"), which is expected to invest (long or short) primarily in one or more of the following: commodity and financial futures, swaps and option contracts; as well as in fixed income securities and other investments intended to serve as margin or collateral for the respective Subsidiary's derivatives positions. As a result, these Funds may be considered to be investing indirectly in these investments through its Subsidiary. For that reason, and for the sake of convenience, references in this Statement of Additional Information to each Fund may also include its respective Subsidiary.

The Subsidiaries will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this Statement of Additional Information. Each Fund, as the sole shareholder of its respective Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since each Fund wholly owns and controls its Subsidiary, and the Funds and Subsidiaries are managed by the Advisor, it is unlikely that the Subsidiaries will take action contrary to the interests of the Funds or their shareholders. The Board has oversight responsibility for the investment activities of each Fund, including its investment in its Subsidiary, and the Fund's role as the sole shareholder of its Subsidiary. Also, in managing each Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions (when viewing each subsidiary and its Fund on a consolidated basis) and operational guidelines that apply to the management of each respective Fund, including any collateral or segregation requirements in connection with various investment strategies.

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Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its Subsidiary to operate as described in this SAI and could negatively affect a Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on either Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, respective Fund shareholders would likely suffer decreased investment returns.

Certain Investment Techniques and Derivatives Risk

When the Advisor uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Funds, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in a Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. Each Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2. Senior Securities. Each Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. Each Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. Each Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling commodity options, options on commodity futures or commodity futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. Each Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. Each Fund will not invest 25% or more of its total assets in a particular industry or group of industries. A Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

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THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. Each Fund will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. Each Fund will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

If a restriction on a Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

The Subsidiaries will also follow the respective Fund's fundamental and non-fundamental investment restrictions, described above, with respect to its investments when viewed on a consolidated basis. The Funds will look through the Subsidiary for purposes of compliance with diversification, leverage and concentration requirements and restrictions.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust's policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust's shareholders and those of the Trust's affiliates.

Each Fund will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Funds will disclose their portfolio holdings reports on Forms N-CSR and Form N-Q or Form N-PORT, as applicable, two months after the end of each quarter/semi-annual period

The Funds may, from time to time, make available month end portfolio holdings information on their website at www.ArrowFunds.com. The month end portfolio holdings are generally posted to the website within fifteen days of the previous month-end and remain available until new information for the next month is posted.

The Funds may choose to make available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, each Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR, Form N-Q, or Form N-PORT, as applicable. In each case, a determination has been made by the Trust’s Chief Compliance Officer that such advance disclosure is supported by a legitimate business purpose of the Funds and that the recipient is subject to a duty to keep the information confidential and not to trade on any material non-public information.

•	The Advisor. Personnel of the Advisor, including personnel responsible for managing the Funds' portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Advisor to provide their management, administrative, and investment services to the Funds. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Advisor personnel may also release and discuss certain portfolio holdings with various broker-dealers.
•	Gemini Fund Services, LLC. Gemini Fund Services, LLC is the transfer agent, fund accountant, administrator, and custody administrator for the Funds; therefore, its personnel have full daily access to the Funds' portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.
•	MUFG Union Bank, National Association. MUFG Union Bank, National Association is the custodian for the Funds; therefore, its personnel have full daily access to the Funds' portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Funds.
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•	BBD, LLP. BBD, LLP is the Funds' independent registered public accounting firm; therefore, its personnel have access to the Funds' portfolio holdings in connection with auditing of the Funds' annual financial statements and providing assistance and consultation in connection with SEC filings.
•	Thompson Hine LLP. Thompson Hine LLP is counsel to the Funds; therefore, its personnel have access to the Funds' portfolio holdings in connection with review of the Funds' annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients.

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of a Fund's portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information in connection with the operation or administration of the Funds, as determined by the Trust’s Chief Compliance Officer, and must be subject to a duty to keep the information confidential and not to trade on any material non-public information. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures.

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Funds' portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Management

The business of the Trust is managed by the Advisor under the direction of the Board in accordance with the Trust Instrument and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of four (4) individuals, three (3) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust (the “Independent Trustees”) and the Advisor. Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including, but not limited to, a President, a Treasurer, a Secretary, and a Chief Compliance Officer.

The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the judgment of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

Board members who are Independent Trustees currently constitute three-quarters of the Board. Joseph Barrato is considered an interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison between the other Trustees, Trust officers, management personnel and counsel. The Board believes that having an interested Chairman, who is familiar with the Advisor and its operations, while also having three-quarters of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspectives of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board does not believe that an independent Chairman would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings. For these reasons, the Board also determined not to appoint a lead Independent Trustee.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established one standing committee: the Audit Committee. The members and responsibilities of the Audit Committee are summarized below.

The Board holds four regularly scheduled in-person or telephonic meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities.

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Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Barrato is a founding member of Arrow Investment Advisors, LLC, the advisor to the Funds. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm’s research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Robert Andrialis has more than 50 years of experience in the financial services and business management. He served as a president and senior executive of various organizations in the financial services industry and founded Berwick Capital. Mr. Andrialis’ experience in the financial services industry, coupled with his extensive leadership experience, gives him a strong understanding of the operational and management issues facing mutual funds and makes him well qualified to serve as a Trustee to the Trust.

Paul Montgomery is a managing member of Scotia Partners, an investment adviser firm focused on the management of alternative investments. He has more than ten years of experience in the investment management industry. Mr. Montgomery holds a bachelor of art degree in psychology from The King’s College. Mr. Montgomery’s experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. His ability to perform his duties effectively also has been enhanced by his educational background and professional training. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of other registered mutual fund trusts and has previously served as a director of certain public companies.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified. Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as Trustees and officers of the Arrow Trust:

Non-Interested Trustees

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016 – present); Advisor, INDXX, LLC (2014 – 2016) President, Secured Growth Quantitative Research (2011–2014).	10	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012 - present).	10	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010 – present).	10	Arrow ETF Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV; Aquila Distributors

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

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Interested Trustees and Officers

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Joseph Barrato (2) Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006- present).	10	Arrow ETF Trust
Sothara Chin Born in 1966	Chief Compliance Officer since 2018; Previously from 2011-2015

Managing Partner of Fit Compliance, LLC (2017 - present); Chief Operations Officer and Chief Compliance Officer, ImpactUs Marketplace, LLC (2015-2017); Chief Compliance Officer,

Arrow Investment Advisors, LLC

(2011-2015).

			N/A	N/A
Jake Griffith Born in 1978	Secretary since 2011	Founder, President, and Director of Sales, Arrow Investment Advisors, LLC (2006- present).	N/A	N/A
Sam Singh 80 Arkay Dr. Hauppauge, NY 11788 Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President (2015 - present); Assistant Vice President (2011-2015), Gemini Fund Services, LLC	N/A	N/A

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(2) Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to each Fund, Arrow Investment Advisors, LLC.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. For the fiscal year ended July 31, 2019 the Audit Committee held two meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Advisor will receive an annual retainer of $8,332, as well as reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended July 31, 2019. The Trust does not have a bonus, profit sharing, pension or retirement plan.

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Name	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex (1) Paid to Trustees
Joseph Barrato (2)	$0 (DI Fund) $0 (Balanced Fund) $0 (Tactical Fund) $0 (MF Strategy Fund)	$0	$0	$0
Robert S. Andrialis	$1,249 (DI Fund) $1,249 (Balanced Fund) $1,249 (Tactical Fund) $1,249 (MF Strategy Fund)	$0	$0	$16,664
Paul Montgomery	$1,249 (DI Fund) $1,249 (Balanced Fund) $1,249 (Tactical Fund) $1,249 (MF Strategy Fund)	$0	$0	$16,664
Thomas T. Sarkany	$1,249 (DI Fund) $1,249 (Balanced Fund) $1,249 (Tactical Fund) $1,249 (MF Strategy Fund)	$0	$0	$16,664

(1) The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

(2) Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to each Fund, Arrow Investment Advisors, LLC.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Funds as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Joseph Barrato (1)	DI Fund - $10,001-$50,000 Balanced Fund - $50,001-$100,000 Tactical Fund - $10,001-$50,000 MF Strategy Fund - $1-$10,000	over $100,000
Robert S. Andrialis	DI Fund - None Balanced Fund - None Tactical Fund - None MF Strategy Fund - None	None
Paul Montgomery	DI Fund - None Balanced Fund - None Tactical Fund - None MF Strategy Fund - None	None
Thomas T. Sarkany	DI Fund - None Balanced Fund - None Tactical Fund - None MF Strategy Fund - None	None

(1) Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to each Fund, Arrow Investment Advisors, LLC.

Management Ownership

As of November 1, 2019, the Trustees and Officers, as a group, owned less than 1% of each class of each Fund.

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CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. A shareholder owning of record or beneficially more than 25% of a Fund’s outstanding shares may be considered a controlling person. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

As of November 1, 2019, the following shareholders of record owned 5% or more of the outstanding shares of the DI Fund, Balanced Fund, Tactical Fund, MF Strategy Fund.

DI Fund – Class A Shares
Name & Address	Percentage of Shares
Charles Schwab & Co., Inc.	20.86%
211 Main Street
San Francisco, CA 94105

Wells Fargo Clearing Services, LLC	13.15%
2801 Market Street
Saint Louis, MO63103

DI Fund – Class C Shares
Name & Address	Percentage of Shares
Charles Schwab & Co., Inc.	18.83%
211 Main Street
San Francisco, CA 94105

Wells Fargo Clearing Services, LLC	51.73
2801 Market Street
Saint Louis, MO 63103

Morgan Stanley Smith Barney	6.81%
1 New York Plaza, 12th Floor
New York, NY10004-1901

Constellation Trust Co.	5.61%
2747 9th Avenue
Merced, CA 95340

DI Fund – Institutional Class Shares
Name & Address	Percentage of Shares
Charles Schwab & Co., Inc.	45.36%
211 Main Street
San Francisco, CA 94105

Wells Fargo Clearing Services, LLC	32.53%
2801 Market Street
Saint Louis, MO 63103

LPL Financial	7.72%
P.O Box 509046
San Diego, CA 92150-9046

Balanced Fund – Class A Shares
Name & Address	Percentage of Shares
Merrill Lynch	5.22%
4800 Deer Lake Drive East
Jacksonville, FL 32246

Charles Schwab & Co., Inc.	9.40%
211 Main Street
San Francisco, CA 94105

Wells Fargo Clearing Services, LLC	17.32%
2801 Market Street
Saint Louis, MO 63103
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Morgan Stanley Smith Barney, LLC	11.55%
1 New York Plaza, 12th Floor
New York, NY 10004-1901

Balanced Fund – Class C Shares
Name & Address	Percentage of Shares

Charles Schwab & Co., Inc.	10.37%
211 Main Street
San Francisco, CA 94105

Wells Fargo Clearing Services, LLC	33.23%
2801 Market Street
Saint Louis, MO 63103

Balanced Fund – Institutional Class Shares
Name & Address	Percentage of Shares

Charles Schwab & Co., Inc.	6.81%
211 Main Street
San Francisco, CA 94105

Wells Fargo Clearing Services, LLC	18.18%
2801 Market Street
Saint Louis, MO 63103

Tactical Fund – Class A Shares
Name & Address	Percentage of Shares

Merrill Lynch	7.77%
4800 Deer Lake Drive East
Jacksonville, FL 32246

Charles Schwab & Co., Inc.	13.85%
211 Main Street
San Francisco, CA 94105

Moran Stanley Smith Barney LLC	10.66%
1 New York Plaza, 12th Floor
New York, NY 10004-1901

Wells Fargo Clearing Services, LLC	20.18%
2801Market Street
Saint Louis, MO 63103

Tactical Fund – Class C Shares
Name & Address	Percentage of Shares

Wells Fargo Clearing Services, LLC	36.70%
2801 Market Street
Saint Louis, MO 63103

Charles Schwab & Co., Inc.	13.08%
211 Main Street
San Francisco, CA 94105

Morgan Stanley Smith Barney, LLC	5.27%
1 New York Plaza, 12th Floor
New York, NY 10004-1901
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Tactical Fund – Institutional Class Shares
Name & Address	Percentage of Shares

Charles Schwab & Co., Inc.	8.70%
211 Main Street
San Francisco, CA 94105

Morgan Stanley Smith Barney, LLC	6.04%
1 New York Plaza, 12th Floor
New York, NY 10004-1901

Wells Fargo Clearing Services, LLC	63.80%
2801 Market Street
Saint Louis, MO 63103

MF Strategy Fund – Class A Shares
Name & Address	Percentage of Shares

Charles Schwab & Co., Inc.	23.54%
211 Main Street
San Francisco, CA 94105

Morgan Stanley Smith Barney, LLC	53.00%
1 New York Plaza, 12th Floor
New York, NY 10004-1901

MF Strategy Fund – Class C Shares
Name & Address	Percentage of Shares

Charles Schwab & Co., Inc.	14.38%
211 Main Street
San Francisco, CA 94105

Morgan Stanley Smith Barney, LLC	25.73%
1 New York Plaza, 12th
New York, NY 10004-1901

National Financial Services LLC	14.82%
499 Washington Boulevard
Jersey City, NJ 07310

MF Strategy Fund – Institutional Class Shares
Name & Address	Percentage of Shares

Charles Schwab & Co., Inc.	9.55%
2051 SE Riverside Drive
Stuart, FL 34996

UBS Financial Services Inc.	10.84%
211 Main Street
San Francisco, CA 94105

Donors Trust Inc.
1800 Diagonal Road Ste 280
Alexandria, VA 22314
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Investment Advisor

Investment Advisor and Investment Advisory Agreement

The Advisor of each Fund is Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Jake Griffith and Joseph Barrato are the controlling shareholders of the Advisor.

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of each Fund, the Advisor, subject to the supervision of the Board of the Trust, and, in conformity with the stated policies of each Fund, manages the operations of the each Fund.

Under the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of each Fund in accordance with applicable law and the investment objective, policies, and restrictions set forth in each Fund’s current Prospectus and SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment advisor to the Funds as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Funds with all necessary office facilities and personnel for servicing each Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Funds or the Advisor performing services relating to research, statistical and investment activities.

In addition, as described below under "Organization and Management of Wholly-Owned Subsidiaries," each Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary's portfolio. The Advisor has contractually agreed to waive the management fee it receives from the respective Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as a Fund invests in its Subsidiary, and may not be terminated by the Advisor unless the Advisor first obtains the prior approval of the Fund's Board for such termination.

A summary of the Board deliberations in renewing the Advisory Agreement was included in the Funds' semi-annual report to shareholders for the period ended January 31, 2019.

The following table sets forth the annual management fee rate payable by each Fund to the Advisor pursuant to the Advisory Agreement, expressed as a percentage of the Fund's average daily net assets:

FUND	TOTAL MANAGEMENT FEE
Arrow DI Fund	0.75%
Arrow Balanced Fund	1.00%
Arrow Tactical Fund	1.00%
Arrow MF Strategy Fund	0.85%

For its services to the Funds, the Advisor is entitled to receive an annual fee equal to the percentages of each Fund’s average daily net assets in the table above.

Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by the Trust. Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses, among others: (a) the fees payable to the Advisor, (b) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor (as defined under the section entitled ("The Distribution of Shares") (c) the fees and certain expenses of the Custodian (as defined under the section entitled "Custodian") and transfer and dividend disbursing agent (as described under the section entitled "Fund Administration, Fund Accounting, and Transfer Agent"), including the cost of maintaining certain required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Advisor) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

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The Advisory Agreement had an initial term of two (2) years and shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of the Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

The following tables provide information about the advisory fees paid by the Funds to the Advisor during the last three fiscal years:

Tactical Fund

Fiscal Year Ended	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed
July 31, 2017	1.00%	$2,015,299	$23	$2,015,276	-
July 31, 2018	1.00%	$1,857,582	$174	$1,857,408	-
July 31, 2019	1.00%	$1,447,344	$308	$1,447,036	-
Balanced Fund

Fiscal Year Ended	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed
July 31, 2017	1.00%	$1,419,132	$70,769	$1,348,363	-
July 31, 2018	1.00%	$1,057,927	$29,779	$1,028,148	-
July 31, 2019	1.00%	$746,939	$10,270	$736,669	-

DI Fund

Fiscal Year Ended	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed
July 31, 2017	0.75%	$1,218,532	$14,194	$1,204,338	-
July 31, 2018	0.75%	$383,871	$18,501	$365,370	-
July 31, 2019	0.75%	$193,231	$8,635	$184,596	-

MF Strategy Fund

Fiscal Year Ended	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed
July 31, 2017	0.85%	$1,010,033	$704	$1,009,329	-
July 31, 2018	0.85%	$1,142,521	$33,743	$1,108,778	-
July 31, 2019	0.85%	$889,442	$38,791	$850,651	-

Codes of Ethics

The Trust, the Advisor, and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the "Code"), the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Code, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Funds; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Advisor subject to the Board's continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.

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The Policies also require the Advisor to present to the Board, at least annually, the Advisor's Proxy Policies and a record of each proxy voted by the Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

A copy of the Advisor's Proxy Voting Policies is attached hereto as Appendix A.

More information. Information regarding how the Funds voted proxies relating to portfolio securities held by a Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Funds at 1-877-277-6933; and (2) on the SEC’s website at www.sec.gov. In addition, a copy of a Fund's proxy voting policies and procedures are also available by calling 1-877-277-6933 and will be sent within three business days of receipt of a request.

Distribution of Shares

Archer Distributors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707 (“Archer” or the "Distributor"), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an Underwriting Agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Funds' shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to distribute the Funds' shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by a Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the applicable Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds. The Distributor receives the portion of the Class A sales charge on all direct initial investments in the Funds and on all investments in accounts with no designed dealer of record. The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended July 31, 2019:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
DI Fund	$19	$0	$0	$0
Balanced Fund	$1,047	$0	$0	$0
Tactical Fund	$3,489	$0	$0	$0
MF Strategy Fund	$23,792	$0	$0	$0

The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended July 31, 2018:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
DI Fund	$921	$0	$0	$0
Balanced Fund	$2,919	$0	$0	$0
Tactical Fund	$8,846	$0	$245	$0
MF Strategy Fund	$13,759	$0	$0	$0

The following table sets forth the total compensation received by the Distributor from each Fund during the fiscal year ended July 31, 2017:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
DI Fund	$2,613	$0	$0	$0
Balanced Fund	$2,410	$0	$11	$0
Tactical Fund	$9,341	$0	$195	$0
MF Strategy Fund	$16,620	$0	$0	$0

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Rule 12b-1 Plans

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class A Shares (the "Class A Plan") and Class C Shares (the "Class C Plan"), collectively (the "Rule 12b-1 Plans") pursuant to which each class of shares of the Funds is authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Funds. Under the Class A Plan, Class A shares of the Funds may pay an account maintenance fee at an annual rate of up to 0.25% of the average net assets of Class A Shares as compensation for the Distributor providing account maintenance services to shareholders. Under the Class C Plan, Class C shares of the Funds may pay an account maintenance fee at an annual rate of up to 0.25% of average net assets for account maintenance services and a distribution fee at an annual rate of up to 0.75% of average net assets for sales and promotional activities and services. Such fees are to be paid by the Funds monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon each Fund's average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Rule 12b-1 Plans authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Funds may make other payments, such as contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Rule 12b-1 Plans.

For the fiscal year indicated below, each class of each Fund paid the following allocated distribution expenses:

Actual 12b-1 Expenditures Paid by DI Fund

Class A & Class C Shares During the Fiscal Year Ended July 31, 2019

Expenditure	Class A Total Dollars Allocated	Class C Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$61	None
Payment to dealers	$4,852	$14,572
Compensation to sales personnel	None	None
Other	None	None
Total	$4,913	$14,572

Actual 12b-1 Expenditures Paid by Balanced Fund

Class A & Class C Shares During the Fiscal Year Ended July 31, 2019

Expenditure	Class A Total Dollars Allocated	Class C Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$1,240	$1,670
Payment to dealers	$74,488	$330,654
Compensation to sales personnel	None	None
Other	None	None
Total	$75,728	$332,324

Actual 12b-1 Expenditures Paid by Tactical Fund

Class A & Class C Shares During the Fiscal Year Ended July 31, 2019

Expenditure	Class A Total Dollars Allocated	Class C Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$254	$247
Payment to dealers	$76,943	$386,736
Compensation to sales personnel	None	None
Other	None	None
Total	$77,197	$386,983

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Actual 12b-1 Expenditures Paid by MF Strategy Fund

Class A & Class C Shares During the Fiscal Year Ended July 31, 2019

Expenditure	Class A Total Dollars Allocated	Class C Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$34	None
Payment to dealers	$48,219	$46,435
Compensation to sales personnel	None	None
Other	None	None
Total	$48,253	$46,435

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Funds; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Funds' investment plan and shareholder services available; and providing such other information and services to investors in shares of the Funds as the Distributor or the Trust, on behalf of the Funds, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Funds. The Advisor may be compensated by the Distributor for their respective distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plans and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of the Rule 12b-1 Plans is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees and a majority of the Trustees who are not "interested persons" of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plans ("Rule 12b-1 Trustees") by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plans. The Rule 12b-1 Plans may be terminated at any time by the Trust or a Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund.

The Rule 12b-1 Plans may not be amended to increase materially the amount of the Distributor's compensation to be paid by a Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of a Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of a Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

Portfolio Managers

Security selection for the Funds is made by William E. Flaig Jr., Joseph Barrato, and Jonathan S. Guyer. As of July 31, 2019, each was responsible for the management of the following types of accounts below:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
William E. Flaig Jr.
Registered Investment Companies	10	$481,402,207	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
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Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Joseph Barrato
Registered Investment Companies	10	$481,402,207	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Jonathan S. Guyer
Registered Investment Companies	10	$481,402,207	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Conflicts of Interest.

As indicated in the tables above, portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from its managed Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over his managed Fund.

When allocating investments among client accounts, the portfolio managers have the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

"Cross trades" in which a portfolio managers sells a particular security held by a Fund to another account managed by the Advisor, including another Fund (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than the independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Compensation.

As compensation for his responsibilities as Chief Investment Officer of Arrow Investment Advisors, LLC, Mr. Flaig receives a fixed base salary designed to be competitive relative to the size of the Advisor within the mutual fund industry. The base salary is determined by the Advisor's management committee. In addition Mr. Flaig is eligible to participate in a bonus program based on the pre-tax performance and asset growth of the funds managed by the Advisor relative to the fund's benchmark indices. Mr. Flaig also participates in an incentive program that provides a percentage of ownership in the advisor in set amounts over a set time frame. As the Chief Executive Officer and Portfolio Manager, Mr. Barrato receives a fixed base salary and discretionary bonus from the Advisor. Mr. Guyer receives a fixed base salary and discretionary bonus from the Advisor.

Ownership.

The following tables show the dollar range of equity securities beneficially owned by the portfolio managers of each Fund as of July 31, 2019:

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Portfolio Manager	Dollar Range of Equity Securities in the DI Fund
William E. Flaig Jr.	$1-$10,000
Joseph Barrato	$10,001-$50,000
Jonathan S. Guyer	$1 - $10,000

Portfolio Manager	Dollar Range of Equity Securities in the Balanced Fund
William E. Flaig Jr.	$1-$10,000
Joseph Barrato	$50,001-$100,000
Jonathan S. Guyer	$1 - $10,000

Portfolio Manager	Dollar Range of Equity Securities in the Tactical Fund
William E. Flaig Jr.	$1-$10,000
Joseph Barrato	$10,001-$50,000
Jonathan S. Guyer	$1 - $10,000

Portfolio Manager	Dollar Range of Equity Securities in the MF Strategy Fund
William E. Flaig Jr.	$1-$10,000
Joseph Barrato	$1-$10,000
Jonathan S. Guyer	$1 - $10,000

Organization and Management of Wholly-Owned Subsidiaries

Each Fund, except the DI Fund, may invest in a Subsidiary. Each Subsidiary is expected to invest (long or short) primarily in one or a combination of: commodity and financial futures, swaps and option contracts; as well as fixed income securities and other investments intended to serve as margin or collateral for the respective Subsidiary's derivatives positions.

Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of c/o Maples and Calder, PO Box 309, Ugland House, South Church Street, George Town, Grand Cayman KY1-1104, Cayman Islands. Unless otherwise noted, the address of each Director is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Each Subsidiary's affairs are overseen by the Trust’s board of directors consisting of the following directors:

Directors-Each Subsidiary

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years
Robert S. Andrialis Born in 1944	Director since 2014	Independent Consultant (2016 – present); Advisor, INDXX, LLC (2014 – 2016); President, Secured Growth Quantitative Research (2011–2014).
Paul Montgomery Born in 1953	Director since 2011	Director of Research, Scotia Partners, LLC (2012 - present).
Thomas T. Sarkany Born in 1946	Director since 2014	Founder and President, TTS Consultants, LLC (2010 – present).

* The term of office for each Director will continue indefinitely until the individual resigns or is removed.

Each Subsidiary has entered into separate contracts with the Advisor for the management of the Subsidiary's portfolio. Each Subsidiary has also entered into arrangements with MUFG Union Bank, National Association to serve as the Subsidiary's custodian, and with Gemini Fund Services, LLC to serve as the Subsidiary's transfer agent.

Each Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. Each Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of the Fund's assets. It is also anticipated that each Fund's own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that each Fund's investment in its Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and its Subsidiary.

Please refer to the section in this Statement of Additional Information titled "Tax Status -- Investment in Wholly- Owned Subsidiary" for information about certain tax aspects of the Funds' investment in the Subsidiary.

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Allocation of Portfolio Brokerage

Specific decisions to purchase or sell securities for the Funds are made by the portfolio managers who are employees of the Advisor. The Advisor is authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Advisor for the Funds' use. Such allocation is to be in such amounts and proportions as the Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of each Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than a Fund's, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit a Fund.

Under the 1940 Act, as amended, persons affiliated with an affiliate of the Advisor (such as Archer) may be prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, Archer will not serve as the Fund’s dealer in connection with over-the-counter transactions. However, Archer may serve as the Fund’s broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions.

To the extent the Fund executes transactions through its affiliated broker/dealer, the Advisor will at all times comply with SEC Rule 17e-1 under the 1940 Act. As of the date of this SAI the Funds have not affected, and do not intend to affect any brokerage transaction in their portfolio securities with Archer or any affiliate.

For the fiscal years ended July 31, 2017, July 31, 2018, and July 31, 2019, Archer received no compensation from the Fund other than as described in the “DISTRIBUTION OF SHARES” section above.

Affiliated Party Brokerage

The Advisor and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Funds, except that the Funds may in accordance with rules under the 1940 Act engage in transactions with accounts that are affiliated with the Funds as a result of common officers, directors, advisers, members, managing general partners or common control. These transactions would be effected in circumstances in which the Advisor determined that it would be appropriate for a Fund to purchase and another client to sell, or a Fund to sell and another client to purchase, the same security or instrument each on the same day.

The Advisor places its trades under a policy adopted by the Trustees pursuant to Section 17(e) and Rule 17e-1 under the 1940 Act which places limitations on the securities transactions effected through the Distributor. The policy of the Funds with respect to brokerage is reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

The brokerage commissions paid with respect to each Fund, are presented in the table below for the periods shown:

	Period Ended July 31
	2019	2018	2017
Tactical Fund	$50,628	$59,122	$118,972
Balanced Fund	$18,797	$33,056	$40,788
DI Fund	$15,901	$57,614	$56,185
MF Strategy Fund	$965	$5,020	$400

Portfolio Turnover

Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by each Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

The portfolio turnover with respect to each Fund, are presented in the table below for the periods shown:

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	Fiscal Year Ended July 31
	2019	2018
Tactical Fund	183%	108%
Balanced Fund	121%	115%
DI Fund	307%	279%
MF Strategy Fund	3%	0%

The Balanced Fund, Tactical Fund, and DI Fund are each driven by relative strength and/or technical trend-following signals. As of July 31, 2019, there was a notable change in leadership between various asset groups during the preceding 12 months. This resulted in more frequent trade signals, thus increasing portfolio turnover as compared to 2018.

Other Service Providers

Fund Administration, Fund Accounting, and Transfer Agent

The Administrator for the Funds is Gemini Fund Services, LLC, (the "Administrator"), which has its principal office at 80 Arkay Dr., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to a Fund Services Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement was initially approved by the Board at a meeting held on January 18, 2012. The Agreement remained in effect for two years from the date of its initial approval, and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) facilitating the performance of administrative and professional services to the Funds by others, including the Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds' Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds' shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of a Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

The Administrator, also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds' listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds' custodian, Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds.

The Administrator also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to written agreement with Funds. Under the agreement, the Administrator is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services rendered to the Funds under the Fund Services Agreement, the Funds pay the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting, and transfer agency services. The Funds also pay the Administrator for any out-of-pocket expenses. The fees paid by each Fund to the Administrator are presented in the table below for the periods shown:

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	Period Ended July 31
	2019	2018	2017
Tactical Fund	$243,464	$248,628	$221,769
Balanced Fund	$139,972	$146,660	$158,757
DI Fund	$60,094	$96,763	$244,510
MF Strategy Fund	$173,192	$193,008	$136,710

As of February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of the Administrator, together with other affiliated entities (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Custodian

MUFG Union Bank, National Association (the "Custodian"), which has its principal office at 400 California Street, San Francisco, California 94104 serves as the custodian of the Funds' assets pursuant to a Custody Agreement by and between MUFG Union Bank, National Association and the Trust on behalf of the Funds. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. Pursuant to the Custody Agreement, Union Bank, National Association also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. A Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

Fit Compliance Services, LLC (“FIT”), c/o Arrow Investment Advisors, LLC located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between FIT and the Trust. FIT’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Funds, the Funds pay FIT a fixed fee based on the Funds’ assets under management..

Description of Shares

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. Each class of shares of a Fund may vote separately on matters related to its Rule 12b-1 Plan.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Program is written and has been approved by the Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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Purchase, Redemption and Pricing Of Shares

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," ("NAV") of a Fund’s shares is determined by dividing the total value of a Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of that Fund.

Generally, a Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Funds’ fair value team in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Securities traded on a foreign exchange which has not closed by the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) (the “Valuation Time”) or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. The Funds may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when a Fund shares are not priced, the value of securities held by a Fund can change on days when a Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Funds’ fair value team in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of a Fund’s NAV by short-term traders. In addition, because a Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell a Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

A Fund shares are valued at the Valuation Time on each day that NYSE is open. For purposes of calculating the NAV, the Funds normally use pricing data for domestic equity securities received shortly after the Valuation Time and does not normally take into account trading, clearances or settlements that take place after the Valuation Time. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

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When market quotations are insufficient or not readily available, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the Valuation Time.

The Trust expects that the holidays upon which the NYSE will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Funds in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share or offering price (NAV plus a sales charge, if applicable) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in a Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Arrow Funds

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, Nebraska 68130

Redemption of Shares

The Funds will redeem all or any portion of a shareholder's shares in a Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. For shares held less than 30 days, the Funds (except for the DI Fund) will deduct a 1% redemption fee on your redemption amount if you sell your shares. The redemption fee is paid to the Funds and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Funds. The redemption fee is imposed to the extent that the number of Fund shares redeemed within 30 days, measured on a first in first out basis, exceeds the number of Fund shares that have been held for more than 30 days. The redemption fee will not apply in the following circumstances:

•	Redemptions resulting from death or disability
•	Redemptions through an automatic transfer plan
•	Redemptions of shares purchased through an automatic investment plan
•	Redemptions of shares acquired through dividend reinvestment
•	Redemptions of shares held in certain omnibus accounts, including retirement plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended and
•	Redemptions in connection with exchanges of shares

Transactions through financial intermediaries typically are placed with the Funds on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds' methods.

Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

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If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, a Fund may pay the redemption price in whole or part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Under the 1940 Act, the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

Supporting documents in addition to those listed under "Redemptions" in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Funds.

Each Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, a Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Funds will be computed in accordance with Section 852 of the Tax Code.

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income		Undistributed Long-Term Capital Gains	Post October Loss And Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation	Total Accumulated Earnings/(deficits)
Balanced Fund	$498,846	$431,566	$—	$—	$148,473	$3,391,107	$4,469,992
Tactical Fund	184,573	6,340,492	—	—	—	7,211,441	13,736,506
DI Fund	330,259	—	(1,526,675)	(101,214)	—	38,117	(1,259,513)
MF Strategy Fund	12,343,239	—	—	(893,225)	(375,288)	36,915	11,111,641

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At July 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring		Capital Loss Carry Forward	Capital Loss Carry Forward
	Short-Term	Long-Term	Total	Expired	Utilized
Balanced Fund	$—	$—	$—	$—	—
Tactical Fund	—	—	—	—	—
DI Fund	101,214	—	101,214	—	—
MF Strategy Fund	732,574	160,651	893,225	123,374	—

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of a Fund. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Each Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. The DI Fund will distribute all of its net investment income, if any, at least monthly.

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The MF Strategy Fund intends to distribute substantially all of its investment income, if any, at least quarterly. The Balanced Fund and the Tactical Fund intend to distribute all of their net investment income, if any, at least annually. Distributions of net capital gain for each Fund, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of each Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which a Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Funds generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from a Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Funds.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, a Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Tax Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders.

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Under the backup withholding provisions of Section 3406 of the Tax Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

Each Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund.

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If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds' shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

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Wholly Owned Subsidiaries

Each Fund, except the DI Fund, invests a portion of its assets in its Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as a Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which a Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, a Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of a Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

Each Subsidiary will be wholly-owned by its respective Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because each Fund is a U.S. person that will own all of the stock of its Subsidiary, the respective Fund will be a "U.S. Shareholder" and its Subsidiary will be a CFC. As a "U.S. Shareholder," a Fund will be required to include in gross income for United States federal income tax purposes all of its Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of each Subsidiary's income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. A Fund's recognition of the Subsidiary's "subpart F income" will increase the Fund's tax basis in the Subsidiary. Distributions by a Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of a CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in its Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of a Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Independent Registered Public Accounting Firm

BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103 serves as the Funds' independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as the Trust's legal counsel.

Financial Statements

The financial statements for each Fund included in the Fund’s most recent annual report to shareholders for the fiscal period ended July 31, 2019, including the notes thereto, and the report of the independent registered public accounting firm thereon are incorporated by reference into this SAI. These financial statements include each Fund’s schedule of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights and notes. You may obtain a copy of the Funds’ annual or semi-annual report without charge by calling the Fund at 1-877-277-6933.

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APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

OF ARROW INVESTMENT ADVISORS, LLC

Arrow Investment Advisors, LLC ("Arrow") votes (or refrains from voting) proxies for a client in a manner that Arrow, in the exercise of its independent business judgment, concludes are in the best economic interests of such client. In some cases, Arrow may determine that it is in the best economic interests of a client to refrain from exercising the fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, Arrow's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Arrow recalling loaned securities in order to ensure they are voted. Periodically, Arrow analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. Arrow will normally vote on specific proxy issues in accordance with its proxy voting guidelines. Arrow's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. Arrow may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a client. Arrow votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the client, the client's affiliates (if any), Arrow or Arrow's affiliates. When voting proxies, Arrow attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Arrow generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;
•	Arrow generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and a Fund investing in such issuer; and
•	Arrow generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

When Arrow exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the funds, Arrow will vote the shares held by the client in the same proportion as the votes of all other holders of such security.

Arrow may conclude that the best interest of the firm's client requires that a proxy be voted in a manner that differs from the predetermined proxy voting policy. In this situation, Arrow may vote the proxy other than according to such policy.

Information with respect to how Arrow voted Fund proxies relating to portfolio securities during the most recent 12-month period is available: (i) without charge, upon request, by calling 1-877-277-6933 or through the Fund's website at www.ArrowFunds.com and (ii) on the SEC's website at www.sec.gov.

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Arrow DWA Tactical ETF

DWAT

a series of Arrow Investments Trust

Listed and traded on:

Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2019

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Arrow DWA Tactical ETF (the "Fund”) dated December 1, 2019. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual, or semi-annual reports without charge by contacting the Fund’s Transfer Agent, Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110 or by calling 1-877-277-6933. You may also obtain a Prospectus, annual, or semi-annual report by visiting our website at www.ArrowFunds.com.

THE FUND	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	15
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	16
MANAGEMENT	16
CONTROL PERSONS AND PRINCIPAL HOLDERS	20
INVESTMENT ADVISOR	20
PORTFOLIO MANAGERS	22
DISTRIBUTION OF SHARES	23
ALLOCATION OF PORTFOLIO BROKERAGE	24
ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES	24
PORTFOLIO TURNOVER	25
OTHER SERVICE PROVIDERS	25
DESCRIPTION OF SHARES	26
ANTI-MONEY LAUNDERING PROGRAM	26
PURCHASE, REDEMPTION AND PRICING OF SHARES	27
TAX STATUS	47
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	51
LEGAL COUNSEL	51
FINANCIAL STATEMENTS	51
APPENDIX A –ADVISOR'S PROXY VOTING POLICIES AND PROCEDURES	A-1

The Fund

The Arrow DWA Tactical ETF is a diversified series of Arrow Investments Trust, a Delaware statutory trust organized on August 2, 2011 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

Under the Trust's Trust Instrument, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Trust Instrument or the 1940 Act.

The Fund's investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time. The Fund is managed by Arrow Investment Advisors, LLC (the "Advisor").

The Fund will issue and redeem shares (“Shares”) at net asset value ("NAV") only in aggregations of 100,000 Shares (each a "Creation Unit").  The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  The Fund was approved for listing on the Nasdaq Stock Market, LLC ("NASDAQ" or the "Exchange"). Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash.  In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

Shares of the Fund are listed for trading on the Exchange and trade throughout the day on NASDAQ.

In order to provide additional information regarding the indicative value of Shares of the Fund, NASDAQ or a market data vendor will disseminate every 15 seconds through the NASDAQ OMX Global Index Data Service or other widely disseminated means an updated "Indicative Optimized Portfolio Value" ("IOPV") for the Fund as calculated by an information provider or market data vendor.  The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPV and makes no representation or warranty as to the accuracy of the IOPV.

Types of Investments

The investment objective of the Fund and a description of its principal investment strategies are set forth under "Risk/Return Summary" in the Prospectus. The Fund's investment objective is not fundamental and may be changed without the approval of a majority of the Fund's outstanding voting securities.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Advisor may employ in pursuit of the Fund's investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Fund may invest in preferred stock with a minimum credit rating of investment grade. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

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The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Fund may invest in convertible securities with a minimum credit rating of investment grade. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General. The Fund may invest in foreign securities directly or through exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities.

The Fund may purchase securities of emerging market issuers and ETFs and closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital.

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In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The Fund may invest in debt securities of any credit grade. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

The Fund may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

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The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, per Fund; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

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Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which a Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which a Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

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The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

High Yield Securities

The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

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Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Securities of Other Investment Companies

The Fund's investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds. In general, under Section 12(d)(1)(A) of the 1940 Act, the Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of its assets in any single such investment company, and (3) investing more than 10% of its assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC") and the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order, or (ii) the Fund relies on one or more of the available exemptions from Section 12(d)(1)(A).

Section 12(d)(1)(F) of the 1940 Act, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

In addition, the Fund is subject to the 3% limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority, Inc. (" FINRA”) for funds of funds.

Closed-End Investment Companies.

The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

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Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Fund and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds.

ETFs are either active funds that pursue active management strategies or are passive funds that pursue strategies designed to track their related index and both have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide periodic dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000, (or other large multiples of) shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

REITs

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although a Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation.

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REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the Pacific Stock Exchange and NASDAQ PHLX.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, that Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts.

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

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For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their margin deposits.

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Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Wholly-Owned Subsidiary

The Fund will invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest (long or short) primarily in one or more of the following: commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in commodity futures.  As a result, the Fund may be considered to be investing indirectly in these investments through its Subsidiary.  For that reason, and for the sake of convenience, references in this Statement of Additional Information to the Fund may also include its Subsidiary.

The Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this Statement of Additional Information. The Fund, as the sole shareholder of its Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund will wholly own and control its Subsidiary, and the Fund and Subsidiary will be managed by the Advisor, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Board has oversight responsibility for the investment activities of the Fund, including its investment in its Subsidiary, and the Fund's role as the sole shareholder of its Subsidiary. Also, in managing the Subsidiary's portfolio, the Advisor will be subject to the same investment restrictions (when viewing the Subsidiary and the Fund on a consolidated basis) and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are or will be organized, could result in the inability of the Fund and/or its Subsidiary to operate as described in this Statement of Additional Information and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on either Subsidiary.  If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, respective Fund shareholders would likely suffer decreased investment returns

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Accordingly, the Fund is not currently subject to registration or regulation as a commodity pool operator. However, when the Fund begins investing in commodity futures through the Subsidiary, the Fund and the Subsidiary will be “commodity pools” under the CEA, and the Advisor will be registered as a “commodity pool operator” with the CFTC and will be a member of the National Futures Association (“NFA”).  As a registered commodity pool operator with respect to the Fund and the Subsidiary, the Advisor must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Advisor will also be subject to periodic inspections and audits by the CFTC and NFA.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

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The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc.

Under guidelines adopted by the Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund did not engage in securities lending activities in the most recently completed fiscal year ended July 31, 2019.

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Short Sales

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Fund's net assets. This percentage may be varied by action of the Board of Trustees. No such percentage limitation applies to the Fund; however, Fund assets are segregated to cover any short sale obligations at all times. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

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Certain Investment Techniques and Derivatives Risk

When the Advisor uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling commodity options, options on commodity futures or commodity futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

If a restriction on the Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

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Policies and Procedures for Disclosure of Portfolio Holdings

The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Advisor, and Northern Lights Distributors, LLC (the “Distributor”) will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day (as defined below).

Access to information concerning the Fund's portfolio holdings may be permitted to personnel of third party service providers, including the Fund's custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund.

The Fund discloses on the Advisor’s website at www.ArrowFunds.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q or Form N-PORT, as applicable. The Trust will also disclose a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-Q and Form N-CSR for the Fund are available on the SEC's website at www.sec.gov. The Fund's Form N-Q or Form N-PORT, as applicable and Form N-CSR are available without charge, upon request, by calling 1-877-277-6933 or by writing to: Arrow DWA Tactical ETF, c/o Gemini Fund Services, LLC, 17645 Wright Street, Suite 200, Omaha, NE 68130.

Management

The business of the Trust is managed by the Advisor under the direction of the Board in accordance with the Trust Instrument and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of four (4) individuals, three (3) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including, but not limited to, a President, a Treasurer, a Secretary, and a Chief Compliance Officer.

The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the judgment of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

Board members who are Independent Trustees currently constitute three-quarters of the Board. Joseph Barrato is considered an interested Trustee, and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison between the other Trustees, Trust officers, management personnel and counsel. The Board believes that having an interested Chairman, who is familiar with the Advisor and its operations, while also having three-quarters of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board does not believe that an independent Chairman would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings. For these reasons, the Board also determined not to appoint a lead Independent Trustee.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established one standing committees: the Audit Committee. The members and responsibilities of each Board committee are summarized below.

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The Board holds four regularly scheduled in-person or telephonic meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Barrato is a founding member of Arrow Investment Advisors, LLC, the advisor to the Fund. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm's research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Robert Andrialis has more than 50 years of experience in the financial services and business management. He served as a president and senior executive of various organizations in the financial services industry and founded Berwick Capital. Mr. Andrialis’ experience in the financial services industry, coupled with his extensive leadership experience, gives him a strong understanding of the operational and management issues facing mutual funds and makes him well qualified to serve as a Trustee to the Trust.

Paul Montgomery is the principal owner and managing member of Theta Investment Research, LLC, an independent research firm focused on the management of alternative investments. He has over ten years of experience in the investment management industry. Mr. Montgomery holds a bachelor of art degree in psychology from The King's College. Mr. Montgomery's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. His ability to perform his duties effectively also has been enhanced by his educational background and professional training. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of other registered mutual fund trusts and has previously served as a director of certain public companies.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified. Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as Trustees and officers of the Trust:

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Non-Interested Trustees

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016 – present); Advisor, INDXX, LLC (2014 – 2016) President, Secured Growth Quantitative Research (2011–2014).	10	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012 - present).	10	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010 – present).	10	Arrow ETF Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV; Aquila Distributors

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

Interested Trustees and Officers

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Joseph Barrato (2) Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006- present).	10	Arrow ETF Trust
Sothara Chin Born in 1966	Chief Compliance Officer since 2018; Previously from 2011-2015

Managing Partner of Fit Compliance, LLC (2017 - present); Chief Operations Officer and Chief Compliance Officer, ImpactUs Marketplace, LLC (2015-2017); Chief Compliance Officer,

Arrow Investment Advisors, LLC

(2011-2015).

			N/A	N/A
Jake Griffith Born in 1978	Secretary since 2011	Founder, President, and Director of Sales, Arrow Investment Advisors, LLC (2006- present).	N/A	N/A
Sam Singh 80 Arkay Dr. Hauppauge, NY 11788 Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President (2015 - present); Assistant Vice President (2011-2015), Gemini Fund Services, LLC	N/A	N/A

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(2) Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

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Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the fiscal year ended July 31, 2019, the Audit Committee held two meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Advisor will receive a quarterly retainer of $2,083 as well as reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended July 31, 2019. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From the Fund**	Pension or Retirement Benefits Accrued as Part of the Fund's Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex*** Paid to Trustees
Robert S. Andrialis	$4,999	$0	$0	$16,664
Joseph Barrato*	$0	$0	$0	$0
Paul Montgomery	$4,999	$0	$0	$16,664
Thomas T. Sarkany	$4,999	$0	$0	$16,664

* Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

**There are multiple series comprising the Trust. Trustees' fees are allocated equally to each Fund in the Trust on a pro rata basis, based on the Fund’s net assets.

*** The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Robert S. Andrialis	None	$0
Joseph Barrato**	$1-$10,000	Over $100,000
Paul Montgomery	None	$0
Thomas T. Sarkany	None	$0

* The term “Family of Investment Companies” refers to the Trust and Arrow ETF Trust

** Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

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Management Ownership

As of November 1, 2019, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Control Persons and Principal Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Authorized Participants, as of November 1, 2019, the following shareholders of record owned 5% or more of the outstanding shares of the Fund.

Name and Address of Beneficial Owner	Percentage of Outstanding Shares to Fund Owned
National Financial Services LLC Boston, MA	21.7%
TD Ameritrade Clearing, Inc. Bellevue, NE	17.1%
Bank of America Jacksonville, FL	14.0%
Pershing LLC Jersey City, NJ	10.2%
Charles Schwab & Co., Inc. San Francisco, CA	9.1%
RBC Capital Markets, LLC New York, NY	8.1%
Citadel Securities, LLC Chicago, IL	6.9%

Investment Advisor

Investment Advisor and Investment Advisory Agreement

The Advisor of the Fund is Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Mr. Jacob Griffith and Mr. Joseph Barrato are the controlling shareholders of the Advisor.

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of the Fund, manages the operations of the Fund.

Under the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Fund or the Advisor performing services relating to research, statistical and investment activities.

A summary of the Board of Trustees deliberations in approving the Advisory Agreement is included in the Fund’s semi-annual report to shareholders for the period ended January 31, 2019.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 1.00% of the Fund's average daily net assets. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and statements of additional information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

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Expense Limitation Agreement

The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until November 30, 2020 to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses, such as litigation) will not exceed 1.40% of its net assets. This agreement may be terminated by the Board of Trustees on 60 days’ written notice. The fee waiver and expense reimbursement are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and increase its performance.

Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by the Trust. Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Advisor, (b) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor (as defined under the section entitled ("The Distributor") (c) the fees and certain expenses of the Custodian (as defined under the section entitled "Custodian") and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Advisor) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

The Advisory Agreement continued in effect for two (2) years initially and thereafter continues from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

The following table provides information about the advisory fees paid by the Fund to the Advisor during the last three fiscal years:

Fiscal Year Ended	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed
July 31, 2017	1.00%	$91,535	$35,139	$56,396	-
July 31, 2018	1.00%	$78,002	$45,154	$32,848	-
July 31, 2019	1.00%	$54,641	$49,234	$5,407	-

Codes of Ethics

The Trust, the Advisor and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the "Code"), the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Code, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

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Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Advisor, subject to the Board's continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor's Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest. A copy of the Advisor's Proxy Voting Policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-877-277-6933; and (2) on the SEC’s website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-877-277-6933 and will be sent within three business days of receipt of a request.

Portfolio Managers

Security selections for the Fund are made by a team that consists of the portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are William E. Flaig Jr., Joseph Barrato and Jon Guyer. As of July 31, 2019, each was responsible for the management of the following types of accounts. None of the accounts are subject to performance based fees.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
William E. Flaig Jr.	10	$ 481,402,207	0	$0	0	$0
Joseph Barrato	10	$ 481,402,207	0	$0	0	$0
Jon Guyer	10	$ 481,402,207	0	$0	0	$0

Conflicts of Interest

As indicated in the tables above, portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from its managed Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over his managed Fund.

When allocating investments among client accounts, the portfolio managers have the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

"Cross trades" in which a portfolio manager sells a particular security held by the Fund to another account managed by the Advisor, including another Fund (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than the independent third party would pay. The Advisor and the Fund have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Compensation

As compensation for his responsibilities as Chief Investment Officer of Arrow Investment Advisors, LLC, Mr. Flaig receives a fixed base salary designed to be competitive relative to the size of the Advisor within the mutual fund industry. The base salary is determined by the Advisor's management committee. In addition, Mr. Flaig is eligible to participate in a bonus program based on the pre-tax performance and asset growth of the funds managed by the Advisor relative to the fund's benchmark index. Mr. Flaig also participates in an incentive program that provides a percentage of ownership in the Advisor in set amounts over a set time frame. As the Chief Executive Officer and Portfolio Manager, Mr. Barrato receives a fixed base salary and discretionary bonus from the Advisor. Mr. Guyer receives a fixed base salary and discretionary bonus from the Advisor.

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Ownership

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of July 31, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
William E. Flaig Jr.	None
Joseph Barrato	$1-$10,000
Jon Guyer	None

Distribution of Shares

Northern Lights Distributors, LLC, located at 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 serves as the distributor for the Fund pursuant to an ETF Distribution Agreement with the Fund (the “Distribution Agreement”).  Archer Distributors, LLC, an affiliate of the Fund’s Investment Advisor (“Archer”) is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.  The Distributor and Archer are each registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and are members of the. FINRA.  The offering of the Fund’s Shares are continuous, and the Distributor acts as an agent for the Fund. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund. The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment. The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

The Distributor did not receive any compensation from the Fund during the fiscal years ended July 31, 2017, 2018 and 2019.

Rule 12b-1 Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”).  In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by the Fund is deemed to be indirect financing by the Fund of the distribution of its Shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Advisor and other persons may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Advisor and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the Fund.  The making of the types of payments described in this paragraph could create a conflict of interest for the party receiving such payments.

 The Plan was adopted in order to permit the implementation of the Fund’s method of distribution.  No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

Under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan, if made, and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by the Trustees in the manner described above.  The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares. There were no 12b-1 expenditures paid by the Fund during the fiscal years ended July 31, 2017, 2018, and 2019.

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Allocation of Portfolio Brokerage

Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however the Advisor may execute brokerage transactions for the Fund, and the Fund may incur brokerage commissions. Also, the Fund may accept cash as part or all of an in-kind creation or redemption of a Creation Unit, in which case the Advisor may need to execute brokerage transactions for the Fund. The policy of the Advisor regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Advisor effects transactions with those brokers and dealers that the Advisor believes provide the most favorable prices and are capable of providing efficient executions. The Advisor and its affiliates do not currently participate in soft dollar transactions.

The Advisor assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Advisor are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Advisor. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the ask prices).

The brokerage commissions paid with respect to the Fund, are presented in the table below for the periods shown:

Periods Ended July 31
2019	2018	2017
$2,380	$3,675	$6,704

Organization and Management of Wholly-Owned Subsidiaries

The Fund may invest up to 25% of its total assets in a Subsidiary. The Subsidiary is expected to invest primarily in commodity futures, as well as fixed-income securities and cash equivalents, which are intended to serve as margin or collateral for the Subsidiary’s investments in commodity futures.

The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of c/o Maples and Calder, PO Box 309, Ugland House, South Church Street, George Town, Grand Cayman KY1-1104, Cayman Islands. Unless otherwise noted, the address of each Director is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Each Subsidiary's affairs are overseen by the Trust’s board of directors consisting of the following directors:

Directors-Each Subsidiary

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years
Robert S. Andrialis Born in 1944	Director since 2014	Independent Consultant (2016 – present); Advisor, INDXX, LLC (2014 – 2016); President, Secured Growth Quantitative Research (2011–2014).
Paul Montgomery Born in 1953	Director since 2011	Director of Research, Scotia Partners, LLC (2012 - present).
Thomas T. Sarkany Born in 1946	Director since 2014	Founder and President, TTS Consultants, LLC (2010 – present).

The Subsidiary will enter into separate contracts with the Advisor for the management of the Subsidiary's portfolio. The Subsidiary will also entered into arrangements with the Fund’s custodian serve as the Subsidiary's custodian, and with the Fund’s transfer agent to serve as the Subsidiary's transfer agent.

The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency, and audit services that it receives. The Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of such Fund's assets. It is also anticipated that the Fund's own expense will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Fund's investment in its Subsidiary will not result in the Fund paying duplicative fees for similar services provided to the Fund and its Subsidiary.

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Please refer to the section in this Statement of Additional Information titled "Tax Status -- Investment in Wholly- Owned Subsidiary" for information about certain tax aspects of the Fund’s investment in the Subsidiary.

Portfolio Turnover

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The Portfolio may engage in active trading to achieve its investment objectives and may experience episodes of substantial portfolio turnover. For the fiscal year ended July 31, 2019, the portfolio turnover rate was 174%. For the fiscal year ended July 31, 2018, the portfolio turnover rate was 125%. Portfolio turnover has increased as a result of a choppy market in the beginning of 2019. A relative strength strategy will generally trade more during a choppy market with frequent leadership changes as opposed to a trending market in equities.

Other Service Providers

Fund Administration and Fund Accounting

The Administrator for the Fund is Gemini Fund Services, LLC (the "Administrator"), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

Pursuant to a Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement is dated September 29, 2014. The Fund Services Agreement remained in effect for two years from the date of its initial approval, and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund's shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the services rendered to the Fund under the Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting services. The Fund also pays the Administrator for any out-of-pocket expenses. The fees paid by the Fund to the Administrator are presented in the table below for the periods shown:

Periods Ended July 31
2019	2018	2017
$10,179	$13,506	$8,862

As of February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of the Administrator and the Distributor (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates

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(collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Transfer Agent and Custodian

Brown Brothers Harriman & Co. (“BBH”) which has its principal office at 50 Post Office Square, Boston, MA 02110, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund and also serves as the custodian of the Fund’s assets pursuant to a Custodian and Transfer Agent Agreement by and between BBH and the Trust on behalf of the Fund. Under the Custodian and Transfer Agent Agreement BBH, acting as the Fund’s transfer agent, is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. Additionally, acting as the Fund’s custodian, BBH’s responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund's investments, maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; and maintaining records of purchases and sales based upon communications from the Advisor. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

The fees paid by the Fund to BBH are presented in the table below for the periods shown:

Periods Ended July 31
2019	2018	2017
$10,369	$10,111	$10,137

Compliance Officer

Fit Compliance Services, LLC (“FIT”), c/o Arrow Investment Advisors, LLC located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between FIT and the Trust. FIT’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays FIT a fixed fee based on the Fund’s assets under management.

Description of Shares

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. Each class of shares of the Fund may vote separately on matters related to its Rule 12b-1 Plan.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program is written and has been approved by the Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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Purchase, Redemption and Pricing of Shares

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," net asset value of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. The Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the "Exchange Close") on each day that the Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

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When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 100,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$500	2.00%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

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Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

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Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Advisor and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Advisor, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Advisor, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Advisor shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

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The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Advisor. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Advisor) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

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Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Advisor and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

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In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2020 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change:

Market	Holiday Date	Holiday Name
Argentina	Wednesday, January 01, 2020	New Year’s Day
Argentina	Monday, February 24, 2020	Carnival
Argentina	Tuesday, February 25, 2020	Carnival
Argentina	Monday, March 23, 2020	Bridge Holiday for Tourism
Argentina	Tuesday, March 24, 2020	Memorial Day
Argentina	Thursday, April 02, 2020	Malvinas Islands Memorial Day
Argentina	Thursday, April 09, 2020	Holy Thursday
Argentina	Friday, April 10, 2020	Good Friday
Argentina	Friday, May 01, 2020	Labour Day
Argentina	Monday, May 25, 2020	May Revolution's Day
Argentina	Monday, June 15, 2020	Martin Miguel Guemes Memorial
Argentina	Thursday, July 09, 2020	Independence Day
Argentina	Friday, July 10, 2020	Bridge Holiday for Tourism
Argentina	Monday, August 17, 2020	San Martin's Memorial Day
Argentina	Monday, October 12, 2020	Respect to Cultural Diversity
Argentina	Friday, November 06, 2020	Banking Labor Day
Argentina	Monday, November 23, 2020	Day of National Sovereignty
Argentina	Monday, December 07, 2020	Bridge Holiday for Tourism
Argentina	Tuesday, December 08, 2020	Virgin Mary's Day
Argentina	Friday, December 25, 2020	Christmas Day
Australia	Wednesday, January 01, 2020	New Year’s Day
Australia	Friday, April 10, 2020	Good Friday
Australia	Monday, April 13, 2020	Easter Monday
Australia	Thursday, December 24, 2020	Christmas Eve
Australia	Friday, December 25, 2020	Christmas Day
Australia	Thursday, December 31, 2020	New Year’s Eve
Austria	Wednesday, January 01, 2020	New Year’s Day
Austria	Monday, January 06, 2020	Epiphany Day
Austria	Friday, April 10, 2020	Good Friday
Austria	Monday, April 13, 2020	Easter Monday
Austria	Friday, May 01, 2020	Labour Day
Austria	Thursday, May 21, 2020	Ascension Day
Austria	Monday, June 01, 2020	Whit Monday
Austria	Thursday, June 11, 2020	Corpus Christi Day
Austria	Monday, October 26, 2020	National Holiday
Austria	Tuesday, December 08, 2020	Immaculate Conception
Austria	Thursday, December 24, 2020	Christmas Eve
Austria	Friday, December 25, 2020	Christmas Day
Austria	Thursday, December 31, 2020	New Year’s Eve
Bahrain	Wednesday, January 01, 2020	New Year’s Day
33

Bahrain	Sunday, May 03, 2020	Labour Day
Bahrain	Sunday, May 24, 2020	Eid al-Fitr
Bahrain	Monday, May 25, 2020	Eid al-Fitr
Bahrain	Thursday, July 30, 2020	Eid al-Adha
Bahrain	Friday, July 31, 2020	Eid al-Adha
Bahrain	Wednesday, December 16, 2020	National Day
Bahrain	Thursday, December 17, 2020	National Day
Belgium	Wednesday, January 01, 2020	New Year’s Day
Belgium	Friday, April 10, 2020	Good Friday
Belgium	Monday, April 13, 2020	Easter Monday
Belgium	Friday, May 01, 2020	Labour Day
Belgium	Friday, December 25, 2020	Christmas Day
Bermuda	Wednesday, January 01, 2020	New Year’s Day
Bermuda	Friday, April 10, 2020	Good Friday
Bermuda	Monday, May 25, 2020	Bermuda Day
Bermuda	Monday, June 15, 2020	National Heroes' Day
Bermuda	Thursday, July 30, 2020	Emancipation and Somers Day
Bermuda	Friday, July 31, 2020	Emancipation and Somers Day
Bermuda	Monday, September 07, 2020	Labour Day
Bermuda	Wednesday, November 11, 2020	Remembrance Day
Bermuda	Friday, December 25, 2020	Christmas Day
Bermuda	Monday, December 28, 2020	Boxing Day (Observed)
Bosnia-Herzegovina	Wednesday, January 01, 2020	New Year’s Day
Bosnia-Herzegovina	Thursday, January 02, 2020	New Year’s Holiday
Bosnia-Herzegovina	Tuesday, January 07, 2020	Orthodox Christmas
Bosnia-Herzegovina	Thursday, January 09, 2020	Republic Day
Bosnia-Herzegovina	Monday, April 13, 2020	Easter Monday
Bosnia-Herzegovina	Friday, April 17, 2020	Orthodox Good Friday
Bosnia-Herzegovina	Monday, April 20, 2020	Orthodox Easter Monday
Bosnia-Herzegovina	Friday, May 01, 2020	Labour Day
Bosnia-Herzegovina	Monday, May 25, 2020	Eid-al-Fitr/Ramadan
Bosnia-Herzegovina	Friday, July 31, 2020	Eid-al-Adha/Hajj
Bosnia-Herzegovina	Saturday, November 21, 2020	Dayton Peace Agreement Day
Bosnia-Herzegovina	Wednesday, November 25, 2020	Statehood Day
Bosnia-Herzegovina	Friday, December 25, 2020	Christmas Day
Botswana	Wednesday, January 01, 2020	New Year’s Day
Botswana	Friday, April 10, 2020	Good Friday
Botswana	Monday, April 13, 2020	Easter Monday
Botswana	Friday, May 01, 2020	Labour Day
Botswana	Thursday, May 21, 2020	Ascension Day
Botswana	Wednesday, July 01, 2020	Sir Seretse Khama Day
Botswana	Monday, July 20, 2020	Presidents' Day
Botswana	Tuesday, July 21, 2020	Presidents' Day
Botswana	Wednesday, September 30, 2020	Independence Day
Botswana	Friday, December 25, 2020	Christmas Day
Bulgaria	Wednesday, January 01, 2020	New Year’s Day
Bulgaria	Tuesday, March 03, 2020	Liberation Day
Bulgaria	Friday, April 17, 2020	Good Friday
34

Bulgaria	Monday, April 20, 2020	Easter Monday
Bulgaria	Friday, May 01, 2020	Labour Day
Bulgaria	Wednesday, May 06, 2020	Saint George's Day
Bulgaria	Monday, May 25, 2020	Culture and Literacy Day
Bulgaria	Monday, September 07, 2020	Unification Day
Bulgaria	Tuesday, September 22, 2020	Independence Day
Bulgaria	Thursday, December 24, 2020	Christmas Eve
Bulgaria	Friday, December 25, 2020	Christmas Day
Canada	Wednesday, January 01, 2020	New Year’s Day
Canada	Monday, February 17, 2020	Family Day
Canada	Friday, April 10, 2020	Good Friday
Canada	Monday, May 18, 2020	Victoria Day
Canada	Wednesday, July 01, 2020	Canada Day
Canada	Monday, August 03, 2020	Civic Holiday
Canada	Monday, September 07, 2020	Labour Day
Canada	Monday, October 12, 2020	Thanksgiving Day
Canada	Wednesday, November 11, 2020	Remembrance Day
Canada	Friday, December 25, 2020	Christmas Day
Canada	Monday, December 28, 2020	Boxing Day (Observed)
Chile	Wednesday, January 01, 2020	New Year’s Day
Chile	Friday, April 10, 2020	Good Friday
Chile	Friday, May 01, 2020	Labour Day
Chile	Thursday, May 21, 2020	Navy Day
Chile	Monday, June 29, 2020	St. Peter and St. Paul Dinner
Chile	Thursday, July 16, 2020	Our Lady of Mount Carmel
Chile	Friday, September 18, 2020	Independence Day
Chile	Monday, October 12, 2020	Day of the Race
Chile	Tuesday, December 08, 2020	Immaculate Conception
Chile	Friday, December 25, 2020	Christmas Day
China	Wednesday, January 01, 2020	New Year’s Day
China	Friday, January 24, 2020	Chinese New Year
China	Monday, January 27, 2020	Chinese New Year
China	Tuesday, January 28, 2020	Chinese New Year
China	Wednesday, January 29, 2020	Chinese New Year
China	Thursday, January 30, 2020	Chinese New Year
China	Friday, May 01, 2020	Labour Day
China	Thursday, June 25, 2020	Dragon Boat Festival
China	Friday, June 26, 2020	Dragon Boat Festival
China	Thursday, October 01, 2020	National Day Holiday
China	Friday, October 02, 2020	National Day Holiday
China	Monday, October 05, 2020	National Day Holiday
China	Tuesday, October 06, 2020	National Day Holiday
China	Wednesday, October 07, 2020	National Day Holiday
Costa Rica	Wednesday, January 01, 2020	New Year’s Day
Costa Rica	Thursday, April 09, 2020	Holy Thursday
Costa Rica	Friday, April 10, 2020	Good Friday
Costa Rica	Friday, May 01, 2020	Labour Day
Costa Rica	Tuesday, September 15, 2020	Independence Day
35

Costa Rica	Monday, October 12, 2020	Culture Encounter Day
Costa Rica	Friday, December 25, 2020	Christmas Day
Croatia	Wednesday, January 01, 2020	New Year’s Day
Croatia	Monday, January 06, 2020	Epiphany Day
Croatia	Friday, April 10, 2020	Good Friday
Croatia	Monday, April 13, 2020	Easter Monday
Croatia	Friday, May 01, 2020	Labour Day
Croatia	Thursday, June 11, 2020	Corpus Christi Day
Croatia	Monday, June 22, 2020	Day of Antifascist Struggle
Croatia	Thursday, June 25, 2020	Statehood Day
Croatia	Wednesday, August 05, 2020	Victory and Homeland Day
Croatia	Thursday, October 08, 2020	Independence Day
Croatia	Thursday, December 24, 2020	Christmas Eve
Croatia	Friday, December 25, 2020	Christmas Day
Croatia	Thursday, December 31, 2020	New Year’s Eve
Cyprus	Wednesday, January 01, 2020	New Year’s Day
Cyprus	Wednesday, March 11, 2020	Green Monday
Cyprus	Wednesday, March 25, 2020	Greek Independence Day
Cyprus	Wednesday, April 01, 2020	Cyprus National Day
Cyprus	Friday, April 10, 2020	Good Friday
Cyprus	Monday, April 13, 2020	Easter Monday
Cyprus	Friday, April 17, 2020	Orthodox Good Friday
Cyprus	Monday, April 20, 2020	Orthodox Easter Monday
Cyprus	Tuesday, April 21, 2020	Orthodox Easter Tuesday
Cyprus	Friday, May 01, 2020	Labour Day
Cyprus	Monday, June 08, 2020	Pentecost
Cyprus	Thursday, June 25, 2020	Public Holiday
Cyprus	Thursday, October 01, 2020	Independence Day
Cyprus	Wednesday, October 28, 2020	Greek National Day
Cyprus	Thursday, December 24, 2020	Christmas Eve
Cyprus	Friday, December 25, 2020	Christmas Day
Czech Republic	Wednesday, January 01, 2020	New Year’s Day
Czech Republic	Friday, April 10, 2020	Good Friday
Czech Republic	Monday, April 13, 2020	Easter Monday
Czech Republic	Friday, May 01, 2020	May Day
Czech Republic	Thursday, December 24, 2020	Christmas Eve
Czech Republic	Friday, December 25, 2020	Christmas Day
Denmark	Wednesday, January 01, 2020	New Year’s Day
Denmark	Friday, April 10, 2020	Good Friday
Denmark	Monday, April 13, 2020	Easter Monday
Denmark	Friday, May 01, 2020	May Day
Denmark	Monday, June 01, 2020	Whit Monday
Denmark	Thursday, December 24, 2020	Christmas Eve
Denmark	Friday, December 25, 2020	Christmas Day
Eswatini	Wednesday, January 01, 2020	New Year’s Day
Eswatini	Friday, April 10, 2020	Good Friday
Eswatini	Monday, April 13, 2020	Easter Monday
Eswatini	Monday, April 20, 2020	King's Birthday Holiday
36

Eswatini	Friday, May 01, 2020	Women's Day
Eswatini	Thursday, May 21, 2020	Ascension Day
Eswatini	Wednesday, July 22, 2020	King Father's Birthday
Eswatini	Monday, September 07, 2020	Somhlolo Day Holiday
Eswatini	Friday, December 25, 2020	Christmas Day
Eswatini	Monday, December 28, 2020	Incwala Day
France	Wednesday, January 01, 2020	New Year’s Day
France	Friday, April 10, 2020	Good Friday
France	Monday, April 13, 2020	Easter Monday
France	Friday, May 01, 2020	Labour Day
France	Friday, December 25, 2020	Christmas Day
Germany	Wednesday, January 01, 2020	New Year’s Day
Germany	Friday, April 10, 2020	Good Friday
Germany	Monday, April 13, 2020	Easter Monday
Germany	Friday, May 01, 2020	Labour Day
Germany	Thursday, May 21, 2020	Ascension Day
Germany	Monday, June 01, 2020	Whit Monday
Germany	Thursday, June 11, 2020	Corpus Christi Day
Germany	Thursday, December 24, 2020	Christmas Eve
Germany	Friday, December 25, 2020	Christmas Day
Germany	Thursday, December 31, 2020	New Year’s Eve
Ghana	Wednesday, January 01, 2020	New Year’s Day
Ghana	Friday, March 06, 2020	Independence Day
Ghana	Friday, April 10, 2020	Good Friday
Ghana	Monday, April 13, 2020	Easter Monday
Ghana	Friday, May 01, 2020	May Day
Ghana	Sunday, May 24, 2020	Eid al-Fitr
Ghana	Monday, May 25, 2020	Africa Unity Day
Ghana	Wednesday, July 01, 2020	Republic Day
Ghana	Friday, July 31, 2020	Eid al-Adha
Ghana	Tuesday, August 04, 2020	Founders Day
Ghana	Monday, September 21, 2020	Memorial Day
Ghana	Friday, December 04, 2020	Farmers' Day
Ghana	Friday, December 25, 2020	Christmas Day
Greece	Wednesday, January 01, 2020	New Year’s Day
Greece	Monday, January 06, 2020	Epiphany Day
Greece	Monday, March 02, 2020	Ash Monday
Greece	Wednesday, March 25, 2020	Independence Day
Greece	Friday, April 10, 2020	Good Friday
Greece	Monday, April 13, 2020	Easter Monday
Greece	Friday, April 17, 2020	Orthodox Good Friday
Greece	Monday, April 20, 2020	Orthodox Easter Monday
Greece	Friday, May 01, 2020	Labour Day
Greece	Monday, June 01, 2020	Whit Monday
Greece	Wednesday, October 28, 2020	National Holiday
Greece	Thursday, December 24, 2020	Christmas Eve
Greece	Friday, December 25, 2020	Christmas Day
Hong Kong SAR	Wednesday, January 01, 2020	New Year’s Day
37

Hong Kong SAR	Friday, January 24, 2020	Lunar New Year
Hong Kong SAR	Monday, January 27, 2020	Lunar New Year
Hong Kong SAR	Tuesday, January 28, 2020	Lunar New Year
Hong Kong SAR	Wednesday, January 29, 2020	Chinese New Year
Hong Kong SAR	Thursday, January 30, 2020	Chinese New Year
Hong Kong SAR	Friday, April 10, 2020	Good Friday
Hong Kong SAR	Monday, April 13, 2020	Easter Monday
Hong Kong SAR	Thursday, April 30, 2020	Buddha Birthday
Hong Kong SAR	Friday, May 01, 2020	Labour Day
Hong Kong SAR	Thursday, June 25, 2020	Tuen Ng Festival
Hong Kong SAR	Wednesday, July 01, 2020	Holiday
Hong Kong SAR	Thursday, October 01, 2020	National Day
Hong Kong SAR	Friday, October 02, 2020	Mid-Autumn Festival
Hong Kong SAR	Monday, October 05, 2020	National Day Holiday
Hong Kong SAR	Tuesday, October 06, 2020	National Day Holiday
Hong Kong SAR	Wednesday, October 07, 2020	National Day Holiday
Hong Kong SAR	Monday, October 26, 2020	Chung Yeung Festival
Hong Kong SAR	Thursday, December 24, 2020	Christmas Eve
Hong Kong SAR	Friday, December 25, 2020	Christmas Day
Hong Kong SAR	Thursday, December 31, 2020	New Year’s Eve
Hungary	Wednesday, January 01, 2020	New Year’s Day
Hungary	Friday, April 10, 2020	Good Friday
Hungary	Monday, April 13, 2020	Easter Monday
Hungary	Friday, May 01, 2020	Labour Day
Hungary	Monday, June 01, 2020	Whit Monday
Hungary	Thursday, August 20, 2020	Saint Stephen's Day
Hungary	Friday, August 21, 2020	Bridge Holiday
Hungary	Friday, October 23, 2020	Anniversary of 1956 Revolution
Hungary	Thursday, December 24, 2020	Christmas Eve
Hungary	Friday, December 25, 2020	Christmas Day
Hungary	Thursday, December 31, 2020	New Year’s Eve
Iceland	Wednesday, January 01, 2020	New Year’s Day
Iceland	Thursday, April 09, 2020	Maundy Thursday
Iceland	Friday, April 10, 2020	Good Friday
Iceland	Monday, April 13, 2020	Easter Monday
Iceland	Thursday, April 23, 2020	First Day of Summer
Iceland	Friday, May 01, 2020	Labour Day
Iceland	Thursday, May 21, 2020	Ascension Day
Iceland	Monday, June 01, 2020	Whit Monday
Iceland	Wednesday, June 17, 2020	Independence Day
Iceland	Monday, August 03, 2020	Commerce Day
Iceland	Thursday, December 24, 2020	Christmas Eve
Iceland	Friday, December 25, 2020	Christmas Day
Iceland	Thursday, December 31, 2020	New Year’s Eve
Indonesia	Wednesday, January 01, 2020	New Year’s Day
Indonesia	Wednesday, March 25, 2020	Day of Silence
Indonesia	Friday, April 10, 2020	Good Friday
Indonesia	Friday, May 01, 2020	Labour Day
38

Indonesia	Thursday, May 07, 2020	Vesak Day
Indonesia	Thursday, May 21, 2020	Ascension Day
Indonesia	Friday, May 22, 2020	Holiday
Indonesia	Monday, May 25, 2020	Holiday
Indonesia	Monday, June 01, 2020	Birth of Pancasila
Indonesia	Friday, July 31, 2020	Holiday
Indonesia	Monday, August 17, 2020	Independence Day
Indonesia	Thursday, August 20, 2020	Islamic New Year
Indonesia	Thursday, October 29, 2020	Prophet Muhammad's Birthday
Indonesia	Thursday, December 24, 2020	Christmas Eve
Indonesia	Friday, December 25, 2020	Christmas Day
Ireland	Wednesday, January 01, 2020	New Year’s Day
Ireland	Friday, April 10, 2020	Good Friday
Ireland	Monday, April 13, 2020	Easter Monday
Ireland	Friday, May 01, 2020	May Day
Ireland	Monday, June 01, 2020	Holiday
Ireland	Friday, December 25, 2020	Christmas Day
Italy	Wednesday, January 01, 2020	New Year’s Day
Italy	Friday, April 10, 2020	Good Friday
Italy	Monday, April 13, 2020	Easter Monday
Italy	Friday, May 01, 2020	Labour Day
Italy	Thursday, December 24, 2020	Christmas Eve
Italy	Friday, December 25, 2020	Christmas Day
Italy	Thursday, December 31, 2020	New Year’s Eve
Ivory Coast	Wednesday, January 01, 2020	New Year’s Day
Ivory Coast	Monday, April 13, 2020	Easter Monday
Ivory Coast	Friday, May 01, 2020	Labour Day
Ivory Coast	Wednesday, May 20, 2020	Revelation of Quran
Ivory Coast	Thursday, May 21, 2020	Ascension Day
Ivory Coast	Sunday, May 24, 2020	Korite
Ivory Coast	Monday, June 01, 2020	Whit Monday
Ivory Coast	Friday, July 31, 2020	Tabaski
Ivory Coast	Friday, August 07, 2020	Independence Day
Ivory Coast	Saturday, August 15, 2020	Assumption Day
Ivory Coast	Thursday, October 29, 2020	Prophet’s Birthday
Ivory Coast	Sunday, November 01, 2020	All Saints' Day
Ivory Coast	Sunday, November 15, 2020	National Peace Day
Ivory Coast	Friday, December 25, 2020	Christmas Day
Japan	Wednesday, January 01, 2020	New Year’s Day
Japan	Thursday, January 02, 2020	Bank Holiday
Japan	Friday, January 03, 2020	Bank Holiday
Japan	Monday, January 13, 2020	Coming-of-Age Day
Japan	Tuesday, February 11, 2020	National Foundation Day
Japan	Monday, February 24, 2020	Emperor's Birthday Observed
Japan	Friday, March 20, 2020	Vernal Equinox Day
Japan	Wednesday, April 29, 2020	Showa Day
Japan	Monday, May 04, 2020	Greenery Day
Japan	Tuesday, May 05, 2020	Children's Day
39

Japan	Wednesday, May 06, 2020	Memorial Day Observed
Japan	Thursday, July 23, 2020	Marine Day
Japan	Friday, July 24, 2020	Health and Sports Day
Japan	Monday, August 10, 2020	Mountain Day
Japan	Monday, September 21, 2020	Respect for the Aged Day
Japan	Tuesday, September 22, 2020	Autumnal Equinox Day
Japan	Tuesday, November 03, 2020	Culture Day
Japan	Monday, November 23, 2020	Labor Thanksgiving Day
Japan	Thursday, December 31, 2020	Bank Holiday
Jordan	Wednesday, January 01, 2020	New Year’s Day
Jordan	Friday, May 01, 2020	Labour Day
Jordan	Sunday, May 24, 2020	Eid al-Fitr
Jordan	Monday, May 25, 2020	Independence Day
Jordan	Tuesday, May 26, 2020	Eid al-Fitr
Jordan	Wednesday, May 27, 2020	Eid al-Fitr
Jordan	Friday, July 31, 2020	Eid al-Adha
Jordan	Sunday, August 02, 2020	Eid al-Adha
Jordan	Monday, August 03, 2020	Eid al-Adha
Jordan	Tuesday, August 04, 2020	Eid al-Adha
Jordan	Thursday, August 20, 2020	Muharram/New Year
Jordan	Thursday, October 29, 2020	Prophet’s Birthday
Jordan	Friday, December 25, 2020	Christmas Day
Kenya	Wednesday, January 01, 2020	New Year’s Day
Kenya	Friday, April 10, 2020	Good Friday
Kenya	Monday, April 13, 2020	Easter Monday
Kenya	Friday, May 01, 2020	Labour Day
Kenya	Monday, May 25, 2020	Eid al-Fitr
Kenya	Monday, June 01, 2020	Madaraka Day
Kenya	Friday, July 31, 2020	Eid al-Adha
Kenya	Saturday, October 10, 2020	Moi Day
Kenya	Tuesday, October 20, 2020	Mashujaa Day
Kenya	Saturday, December 12, 2020	Jamhuri Day
Kenya	Friday, December 25, 2020	Christmas Day
Kuwait	Wednesday, January 01, 2020	New Year’s Day
Kuwait	Tuesday, February 25, 2020	National Day
Kuwait	Wednesday, February 26, 2020	Liberation Day
Kuwait	Sunday, March 22, 2020	Isra and Miraj holiday
Kuwait	Sunday, May 24, 2020	Eid al-Fitr
Kuwait	Monday, May 25, 2020	Eid al-Fitr
Kuwait	Tuesday, May 26, 2020	Eid al-Fitr
Kuwait	Thursday, July 30, 2020	Waqfat Arafat
Kuwait	Sunday, August 02, 2020	Eid al-Adha
Kuwait	Monday, August 03, 2020	Eid al-Adha
Kuwait	Thursday, August 20, 2020	Islamic New Year holiday
Kuwait	Sunday, November 01, 2020	Prophet’s Birthday
Luxembourg	Wednesday, January 01, 2020	New Year’s Day
Luxembourg	Friday, April 10, 2020	Good Friday
Luxembourg	Monday, April 13, 2020	Easter Monday
40

Luxembourg	Friday, May 01, 2020	Labour Day
Luxembourg	Thursday, December 24, 2020	Christmas Eve
Luxembourg	Friday, December 25, 2020	Christmas Day
Luxembourg	Thursday, December 31, 2020	New Year’s Eve
Malaysia	Wednesday, January 01, 2020	New Year’s Day
Malaysia	Friday, May 01, 2020	Women's Day
Malaysia	Thursday, May 07, 2020	Wesak Day
Malaysia	Monday, May 25, 2020	Eid-ul-Fitri
Malaysia	Friday, July 31, 2020	Eid-ul-Adha
Malaysia	Thursday, August 20, 2020	Holiday
Malaysia	Monday, August 31, 2020	National Day
Malaysia	Wednesday, September 16, 2020	Malaysia Day
Malaysia	Thursday, October 29, 2020	Prophet’s Birthday
Malaysia	Friday, December 25, 2020	Christmas Day
Mauritius	Wednesday, January 01, 2020	New Year’s Day
Mauritius	Thursday, January 02, 2020	New Year’s Holiday
Mauritius	Friday, February 21, 2020	Maha Shivaratree
Mauritius	Thursday, March 12, 2020	Independence Day
Mauritius	Wednesday, March 25, 2020	Ugaadi
Mauritius	Friday, May 01, 2020	Labour Day
Mauritius	Monday, November 02, 2020	Indentured Labourers
Mauritius	Friday, December 25, 2020	Christmas Day
Mexico	Wednesday, January 01, 2020	New Year’s Day
Mexico	Monday, February 03, 2020	Constitution Day
Mexico	Monday, March 16, 2020	Benito Juarez Day
Mexico	Thursday, April 09, 2020	Holy Thursday
Mexico	Friday, April 10, 2020	Good Friday
Mexico	Friday, May 01, 2020	Labour Day
Mexico	Wednesday, September 16, 2020	Independence Day
Mexico	Monday, November 02, 2020	All Souls Day
Mexico	Monday, November 16, 2020	Revolution Day
Mexico	Friday, December 25, 2020	Christmas Day
Namibia	Wednesday, January 01, 2020	New Year’s Day
Namibia	Friday, April 10, 2020	Good Friday
Namibia	Monday, April 13, 2020	Easter Monday
Namibia	Friday, May 01, 2020	Women's Day
Namibia	Monday, May 04, 2020	Cassinga Day
Namibia	Thursday, May 21, 2020	Ascension Day
Namibia	Monday, May 25, 2020	Africa Day
Namibia	Wednesday, August 26, 2020	Heroes Day
Namibia	Thursday, December 10, 2020	Women's Day
Namibia	Friday, December 25, 2020	Christmas Day
Netherlands	Wednesday, January 01, 2020	New Year’s Day
Netherlands	Friday, April 10, 2020	Good Friday
Netherlands	Monday, April 13, 2020	Easter Monday
Netherlands	Friday, May 01, 2020	Labour Day
Netherlands	Friday, December 25, 2020	Christmas Day
New Zealand	Wednesday, January 01, 2020	New Year’s Day
41

New Zealand	Thursday, January 02, 2020	New Year’s Holiday
New Zealand	Monday, January 20, 2020	Wellington Anniversary Day
New Zealand	Monday, January 27, 2020	Auckland Anniversary Day
New Zealand	Thursday, February 06, 2020	Waitangi Day
New Zealand	Friday, April 10, 2020	Good Friday
New Zealand	Monday, April 13, 2020	Easter Monday
New Zealand	Monday, April 27, 2020	ANZAC Day Observed
New Zealand	Monday, June 01, 2020	Queen's Birthday
New Zealand	Monday, October 26, 2020	Labour Day
New Zealand	Friday, December 25, 2020	Christmas Day
New Zealand	Monday, December 28, 2020	Boxing Day (Observed)
Nigeria	Wednesday, January 01, 2020	New Year’s Day
Nigeria	Friday, April 10, 2020	Good Friday
Nigeria	Monday, April 13, 2020	Easter Monday
Nigeria	Friday, May 01, 2020	Labour Day
Nigeria	Monday, May 25, 2020	Id el Fitri Holiday
Nigeria	Friday, June 12, 2020	Democracy Day
Nigeria	Friday, July 31, 2020	Id el Kabir
Nigeria	Thursday, October 01, 2020	National Day
Nigeria	Thursday, October 29, 2020	Id el Maulud
Nigeria	Friday, December 25, 2020	Christmas Day
Oman	Sunday, May 24, 2020	Eid al-Fitr
Oman	Monday, May 25, 2020	Eid al-Fitr
Oman	Tuesday, May 26, 2020	Eid al-Fitr
Oman	Thursday, July 23, 2020	Renaissance Day
Oman	Thursday, July 30, 2020	Eid al-Adha
Oman	Friday, July 31, 2020	Eid al-Adha
Oman	Wednesday, August 19, 2020	Islamic New Year
Pakistan	Wednesday, February 05, 2020	Kashmir Day
Pakistan	Monday, March 23, 2020	Pakistan Day
Pakistan	Friday, May 01, 2020	Labour Day
Pakistan	Monday, May 25, 2020	Eid al-Fitr
Pakistan	Tuesday, May 26, 2020	Eid al-Fitr
Pakistan	Wednesday, May 27, 2020	Eid al-Fitr
Pakistan	Friday, July 31, 2020	Eid al-Adha
Pakistan	Sunday, August 02, 2020	Eid al-Adha
Pakistan	Friday, August 14, 2020	Independence Day
Pakistan	Friday, August 28, 2020	First Day of Ashura
Pakistan	Thursday, October 29, 2020	Eid Milad un-Nabi
Pakistan	Friday, December 25, 2020	Christmas Day
Philippines	Wednesday, January 01, 2020	New Year’s Day
Philippines	Thursday, April 09, 2020	Maundy Thursday
Philippines	Friday, April 10, 2020	Good Friday
Philippines	Friday, May 01, 2020	Labour Day
Philippines	Friday, June 12, 2020	Independence Day
Philippines	Friday, August 21, 2020	Ninoy Aquino Day
Philippines	Monday, August 31, 2020	National Heroes' Day
Philippines	Monday, November 02, 2020	All Saints' Day
42

Philippines	Thursday, December 24, 2020	Christmas Eve
Philippines	Friday, December 25, 2020	Christmas Day
Philippines	Wednesday, December 30, 2020	Rizal Day
Philippines	Thursday, December 31, 2020	Last Day of the Year
Portugal	Wednesday, January 01, 2020	New Year’s Day
Portugal	Friday, April 10, 2020	Good Friday
Portugal	Monday, April 13, 2020	Easter Monday
Portugal	Friday, May 01, 2020	Labour Day
Portugal	Friday, December 25, 2020	Christmas Day
Qatar	Wednesday, January 01, 2020	New Year’s Day
Qatar	Tuesday, February 11, 2020	Sports Day
Qatar	Sunday, May 24, 2020	Eid al-Fitr
Qatar	Monday, May 25, 2020	Eid al-Fitr
Qatar	Tuesday, May 26, 2020	Eid al-Fitr
Qatar	Thursday, July 30, 2020	Eid al-Adha
Qatar	Friday, July 31, 2020	Eid al-Adha
Qatar	Saturday, August 01, 2020	Eid al-Adha
Qatar	Friday, December 18, 2020	National Day
Rwanda	Wednesday, January 01, 2020	New Year’s Day
Rwanda	Thursday, January 02, 2020	New Year’s Holiday
Rwanda	Monday, February 03, 2020	National Heroes' Day
Rwanda	Tuesday, April 07, 2020	Memorial Day
Rwanda	Friday, April 10, 2020	Good Friday
Rwanda	Friday, May 01, 2020	Labour Day
Rwanda	Monday, May 25, 2020	Eid al-Fitr
Rwanda	Wednesday, July 01, 2020	Independence Day
Rwanda	Monday, July 06, 2020	Liberation Day
Rwanda	Friday, August 07, 2020	Umuganura Day
Rwanda	Monday, August 17, 2020	Holiday
Rwanda	Friday, December 25, 2020	Christmas Day
Rwanda	Monday, December 28, 2020	Boxing Day (Observed)
Serbia	Wednesday, January 01, 2020	New Year’s Day
Serbia	Thursday, January 02, 2020	New Year’s Holiday
Serbia	Tuesday, January 07, 2020	Orthodox Christmas Day
Serbia	Monday, February 17, 2020	Serbia National Day
Serbia	Friday, April 17, 2020	Orthodox Good Friday
Serbia	Monday, April 20, 2020	Orthodox Easter Monday
Serbia	Friday, May 01, 2020	Labour Day
Serbia	Wednesday, November 11, 2020	Armistice Day
Serbia	Thursday, December 31, 2020	New Year’s Eve
Singapore	Wednesday, January 01, 2020	New Year’s Day
Singapore	Monday, January 27, 2020	Chinese New Year
Singapore	Friday, April 10, 2020	Good Friday
Singapore	Friday, May 01, 2020	Labour Day
Singapore	Thursday, May 07, 2020	Vesak Day
Singapore	Monday, May 25, 2020	Hari Raya Puasa
Singapore	Friday, July 31, 2020	Hari Raya Haji
Singapore	Monday, August 10, 2020	National Day
43

Singapore	Friday, December 25, 2020	Christmas Day
Slovenia	Wednesday, January 01, 2020	New Year’s Day
Slovenia	Thursday, January 02, 2020	New Year’s Holiday
Slovenia	Friday, April 10, 2020	Good Friday
Slovenia	Monday, April 13, 2020	Easter Monday
Slovenia	Monday, April 27, 2020	Holiday
Slovenia	Friday, May 01, 2020	Labour Day
Slovenia	Thursday, June 25, 2020	Statehood Day
Slovenia	Thursday, December 24, 2020	Christmas Eve
Slovenia	Friday, December 25, 2020	Christmas Day
Slovenia	Thursday, December 31, 2020	New Year’s Eve
South Africa	Wednesday, January 01, 2020	New Year’s Day
South Africa	Friday, April 10, 2020	Good Friday
South Africa	Monday, April 13, 2020	Family Day
South Africa	Monday, April 27, 2020	Freedom Day
South Africa	Friday, May 01, 2020	Women's Day
South Africa	Tuesday, June 16, 2020	Youth Day
South Africa	Monday, August 10, 2020	Women's Day
South Africa	Thursday, September 24, 2020	Heritage Day
South Africa	Wednesday, December 16, 2020	Reconciliation Day
South Africa	Friday, December 25, 2020	Christmas Day
Spain	Wednesday, January 01, 2020	New Year’s Day
Spain	Friday, April 10, 2020	Good Friday
Spain	Monday, April 13, 2020	Easter Monday
Spain	Friday, May 01, 2020	Labour Day
Spain	Thursday, December 24, 2020	Christmas Eve
Spain	Friday, December 25, 2020	Christmas Day
Spain	Thursday, December 31, 2020	New Year’s Eve
Switzerland	Wednesday, January 01, 2020	New Year’s Day
Switzerland	Thursday, January 02, 2020	Bank Holiday
Switzerland	Friday, April 10, 2020	Good Friday
Switzerland	Monday, April 13, 2020	Easter Monday
Switzerland	Friday, May 01, 2020	Labour Day
Switzerland	Thursday, May 21, 2020	Ascension Day
Switzerland	Monday, June 01, 2020	Whit Monday
Switzerland	Friday, December 25, 2020	Christmas Day
Tanzania	Wednesday, January 01, 2020	New Year’s Day
Tanzania	Tuesday, April 07, 2020	Karume Day
Tanzania	Friday, April 10, 2020	Good Friday
Tanzania	Monday, April 13, 2020	Easter Monday
Tanzania	Friday, May 01, 2020	Women's Day
Tanzania	Tuesday, July 07, 2020	Saba Saba
Tanzania	Friday, July 31, 2020	Eid al-Adha
Tanzania	Wednesday, October 14, 2020	Mwalimu Nyerere Day
Tanzania	Thursday, October 29, 2020	Maulid
Tanzania	Wednesday, December 09, 2020	Independence Day
Tanzania	Friday, December 25, 2020	Christmas Day
Thailand	Wednesday, January 01, 2020	New Year’s Day
44

Thailand	Monday, February 10, 2020	Makha Bucha Day (Observed)
Thailand	Monday, April 06, 2020	Memorial Day
Thailand	Monday, April 13, 2020	Songkran Festival
Thailand	Tuesday, April 14, 2020	Songkran Festival
Thailand	Wednesday, April 15, 2020	Songkran Festival
Thailand	Friday, May 01, 2020	Labour Day
Thailand	Monday, May 04, 2020	Coronation Day
Thailand	Wednesday, May 06, 2020	Vesak Day
Thailand	Wednesday, June 03, 2020	Queen Suthida's Birthday
Thailand	Monday, July 06, 2020	Asarnha Bucha Day (Observed)
Thailand	Tuesday, July 28, 2020	H.M. the King's Birthday
Thailand	Wednesday, August 12, 2020	Mother’s Day
Thailand	Tuesday, October 13, 2020	Great Memorial Day
Thailand	Friday, October 23, 2020	Chulalongkorn Day
Thailand	Monday, December 07, 2020	National Day
Thailand	Thursday, December 10, 2020	Constitution Day
Thailand	Thursday, December 31, 2020	New Year’s Eve
Tunisia	Wednesday, January 01, 2020	New Year’s Day
Tunisia	Tuesday, January 14, 2020	Revolution National Day
Tunisia	Friday, March 20, 2020	Independence Day
Tunisia	Thursday, April 09, 2020	Martyrs' Day
Tunisia	Friday, May 01, 2020	Working National Day
Tunisia	Monday, May 25, 2020	Aid El Fitr
Tunisia	Tuesday, May 26, 2020	Aid El Fitr
Tunisia	Friday, July 31, 2020	Aid El Idha
Tunisia	Thursday, August 13, 2020	Women National Day
Tunisia	Monday, August 31, 2020	Islamic New Year
Tunisia	Thursday, October 15, 2020	Evacuation Day
Tunisia	Thursday, October 29, 2020	Prophet’s Birthday
Turkey	Wednesday, January 01, 2020	New Year’s Day
Turkey	Thursday, April 23, 2020	National Sovereignty
Turkey	Friday, May 01, 2020	Labour Day
Turkey	Tuesday, May 19, 2020	Youth and Sports Day
Turkey	Monday, May 25, 2020	Ramadan Holiday
Turkey	Wednesday, July 15, 2020	National Unity Day
Turkey	Thursday, July 30, 2020	Sacrifice Feast
Turkey	Friday, July 31, 2020	Sacrifice Feast
Turkey	Monday, August 03, 2020	Sacrifice Feast
Turkey	Sunday, August 30, 2020	Victory Day
Turkey	Wednesday, October 28, 2020	Republic Day
Turkey	Thursday, October 29, 2020	Republic Day
Uganda	Wednesday, January 01, 2020	New Year’s Day
Uganda	Friday, April 10, 2020	Good Friday
Uganda	Monday, April 13, 2020	Easter Monday
Uganda	Friday, May 01, 2020	Labour Day
Uganda	Wednesday, June 03, 2020	Martyrs' Day
Uganda	Tuesday, June 09, 2020	National Heroes' Day
Uganda	Friday, July 31, 2020	Eid al-Adha
45

Uganda	Friday, October 09, 2020	Independence Day
Uganda	Friday, December 25, 2020	Christmas Day
United Arab Emirates	Wednesday, January 01, 2020	New Year’s Day
United Arab Emirates	Sunday, May 24, 2020	Eid al-Fitr
United Arab Emirates	Monday, May 25, 2020	Eid al-Fitr
United Arab Emirates	Tuesday, May 26, 2020	Eid al-Fitr
United Arab Emirates	Friday, July 31, 2020	Eid al-Adha
United Arab Emirates	Sunday, August 02, 2020	Eid al-Adha
United Arab Emirates	Wednesday, December 02, 2020	National Day
United States	Wednesday, January 01, 2020	New Year’s Day
United States	Monday, January 20, 2020	Martin Luther King Jr. Day
United States	Monday, February 17, 2020	Washington's Birthday
United States	Friday, April 10, 2020	Good Friday
United States	Monday, May 25, 2020	Memorial Day
United States	Friday, July 03, 2020	Independence Day Eve
United States	Monday, July 06, 2020	Independence Day
United States	Monday, September 07, 2020	Labor Day
United States	Monday, October 12, 2020	Columbus Day
United States	Wednesday, November 11, 2020	Veterans' Day
United States	Thursday, November 26, 2020	Thanksgiving Day
United States	Friday, November 27, 2020	Day After Thanksgiving
United States	Friday, December 25, 2020	Christmas Day
Uruguay	Wednesday, January 01, 2020	New Year’s Day
Uruguay	Monday, January 06, 2020	Children's Day
Uruguay	Monday, February 24, 2020	Carnival Monday
Uruguay	Tuesday, February 25, 2020	Carnival Tuesday
Uruguay	Thursday, April 09, 2020	Holy Thursday
Uruguay	Friday, April 10, 2020	Good Friday
Uruguay	Friday, May 01, 2020	Labour Day
Uruguay	Monday, May 18, 2020	Las Piedras Battle Day
Uruguay	Friday, June 19, 2020	Artigas Day
Uruguay	Tuesday, August 25, 2020	Independence Day
Uruguay	Monday, October 12, 2020	Columbus Day
Uruguay	Monday, November 02, 2020	All Souls Day
Uruguay	Friday, December 25, 2020	Christmas Day
Zambia	Wednesday, January 01, 2020	New Year’s Day
Zambia	Monday, March 09, 2020	International Women's Day
Zambia	Thursday, March 12, 2020	Youth Day
Zambia	Friday, April 10, 2020	Good Friday
Zambia	Monday, April 13, 2020	Easter Monday
Zambia	Friday, May 01, 2020	Labour Day
Zambia	Monday, May 25, 2020	Africa Freedom Day
Zambia	Monday, July 06, 2020	Heroes' Day
Zambia	Tuesday, July 07, 2020	Unity Day
Zambia	Monday, August 03, 2020	Farmers' Day
Zambia	Friday, December 25, 2020	Christmas Day
Zimbabwe	Wednesday, January 01, 2020	New Year’s Day
Zimbabwe	Friday, February 21, 2020	Robert MugabeNationalYouth Day
46

Zimbabwe	Thursday, April 09, 2020	Holy Thursday
Zimbabwe	Friday, April 10, 2020	Good Friday
Zimbabwe	Monday, April 13, 2020	Good Friday
Zimbabwe	Friday, May 01, 2020	Women's Day
Zimbabwe	Monday, May 25, 2020	Africa Day
Zimbabwe	Monday, August 10, 2020	Heroes' Day
Zimbabwe	Tuesday, August 11, 2020	Defense Forces Day
Zimbabwe	Tuesday, December 22, 2020	Unity Day
Zimbabwe	Friday, December 25, 2020	Christmas Day

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. As of the fiscal year ended July 31, 2019, the Fund did not have capital loss carry forwards.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

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The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Tax Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Tax Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

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Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

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Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Wholly Owned Subsidiary

The Fund may invest a portion of its assets in its Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the "Safe Harbor") pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are "of a kind customarily dealt in on an organized commodity exchange" if the transaction is of a kind customarily consummated at such place. Thus, the Subsidiary's securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of the Subsidiary's activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary's gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. Income subject to such a flat tax includes dividends and certain interest income. The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as "portfolio interest." The term "portfolio interest" generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

The Subsidiary will be wholly-owned by the Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a "U.S. Shareholder" for purposes of the controlled foreign corporation ("CFC") provisions of the Internal Revenue Code. A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by "U.S. Shareholders." Because the Fund is a U.S. person that will own all of the stock of the Subsidiary, the Fund will be a "U.S. Shareholder" and the Subsidiary will be a CFC. As a "U.S. Shareholder," the Fund will be required to include in gross income for United States federal income tax purposes all of the Subsidiary's "subpart F income" (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary's income will be "subpart F income." "Subpart F income" generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives. "Subpart F income" also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. The Fund's recognition of the Subsidiary's "subpart F income" will increase the Fund's tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed "subpart F income," and will correspondingly reduce the Fund's tax basis in the Subsidiary. "Subpart F income" is generally treated as ordinary income, regardless of the character of the Subsidiary's underlying income.

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In general, each "U.S. Shareholder" is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of a CFC and the CFC. In addition, a "U.S. Shareholder" may in certain circumstances be required to report a disposition of shares in the Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of a Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

Independent Registered Public Accounting Firm

BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700 Columbus, Ohio 43215 serves as the Trust's legal counsel.

Financial Statements

The financial statements of the Fund included in the Fund’s most recent annual report to shareholders for the fiscal period ended July 31, 2019, including the notes thereto, and the report of the independent registered public accounting firm thereon are incorporated by reference into this SAI. These financial statements include the Fund’s schedule of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights and notes. You may obtain a copy of the Fund’s annual or semi-annual report without charge by calling the Fund at 1-877-277-6933.

51

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

OF ARROW INVESTMENT ADVISORS, LLC

Arrow Investment Advisors, LLC ("Arrow") votes (or refrains from voting) proxies for a client in a manner that Arrow, in the exercise of its independent business judgment, concludes are in the best economic interests of such client. In some cases, Arrow may determine that it is in the best economic interests of a client to refrain from exercising the fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, Arrow's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Arrow recalling loaned securities in order to ensure they are voted. Periodically, Arrow analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. Arrow will normally vote on specific proxy issues in accordance with its proxy voting guidelines. Arrow's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. Arrow may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a client. Arrow votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the client, the client's affiliates (if any), Arrow or Arrow's affiliates. When voting proxies, Arrow attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Arrow generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;
•	Arrow generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and
•	Arrow generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

When Arrow exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the funds, Arrow will vote the shares held by the client in the same proportion as the votes of all other holders of such security.

Arrow may conclude that the best interest of the firm's client requires that a proxy be voted in a manner that differs from the predetermined proxy voting policy. In this situation, Arrow may vote the proxy other than according to such policy.

Information with respect to how Arrow voted Fund proxies relating to portfolio securities during the most recent 12-month period is available: (i) without charge, upon request, by calling 1-877-277-6933 or through the Fund's website at www.ArrowFunds.com: and (ii) on the SEC's website at www.sec.gov.

52

Arrow Dogs of the World ETF

DOGS

a series of Arrow Investments Trust

Listed and traded on:

NYSE Arca, Inc.

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2019

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Arrow Dogs of the World ETF (the "Fund”) dated December 1, 2019. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual or semi-annual reports without charge by contacting the Fund’s Transfer Agent, Brown Brothers Harriman and Co., 50 Post Office Square, Boston, MA 02110 or by calling 1-877-277-6933. You may also obtain a Prospectus, annual, or semi-annual report by visiting our website at www.ArrowFunds.com.

THE FUND	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	15
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	16
MANAGEMENT	16
CONTROL PERSONS AND PRINCIPAL HOLDERS	20
INVESTMENT ADVISOR	20
PORTFOLIO MANAGERS	21
DISTRIBUTION OF SHARES	23
ALLOCATION OF PORTFOLIO BROKERAGE	23
PORTFOLIO TURNOVER	24
OTHER SERVICE PROVIDERS	24
DESCRIPTION OF SHARES	26
ANTI-MONEY LAUNDERING PROGRAM	26
PURCHASE, REDEMPTION AND PRICING OF SHARES	26
TAX STATUS	46
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	49
LEGAL COUNSEL	49
FINANCIAL STATEMENTS	49
APPENDIX A –ADVISOR'S PROXY VOTING POLICIES AND PROCEDURES	A-1

The Fund

The Arrow Dogs of the World ETF is a diversified series of Arrow Investments Trust, a Delaware statutory trust organized on August 2, 2011 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

Under the Trust's Trust Instrument, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Trust Instrument or the 1940 Act.

The Fund’s investment objective is to seek investment results that generally correspond to the performance of an applicable underlying index (the “Underlying Index”). The Fund's restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time. The Fund is managed by Arrow Investment Advisors, LLC (the "Advisor").

The Fund will issue and redeem shares (“Shares”) at net asset value ("NAV") only in aggregations of 25,000 Shares (each a "Creation Unit").  The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  The Fund was approved for listing on NYSE Arca, Inc. (the "Exchange").  Shares trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash.  In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.  See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

Shares are listed for trading on the Exchange and trade throughout the day on the Exchange.

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Optimized Portfolio Value (“IOPV”), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IOPV should not be viewed as a “real-time” update of NAV because the IOPV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

 The Exchange calculates the IOPV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. The IOPV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IOPV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPV and makes no representation or warranty as to the accuracy of the IOPV.

Types of Investments

The investment objective of the Fund and a description of its principal investment strategies are set forth under "Risk/Return Summary" in the Prospectus. The Fund's investment objective is not fundamental and may be changed without the approval of a majority of the Fund's outstanding voting securities.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Advisor may employ in pursuit of the Fund's investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

1

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Fund may invest in preferred stock with a minimum credit rating of investment grade. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Fund may invest in convertible securities with a minimum credit rating of investment grade. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General. The Fund may invest in foreign securities directly or through exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

2

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities

The Fund may purchase securities of emerging market issuers and ETFs and closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The Fund may invest in debt securities of any credit grade. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

3

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

The Fund may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, per Fund; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

4

United States Government Agency

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

5

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Resets.

The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors.

The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

High Yield Securities

The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

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New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("Securities Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Securities of Other Investment Companies

The Fund's investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds. In general, under Section 12(d)(1)(A) of the 1940 Act, the Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of its assets in any single such investment company, and (3) investing more than 10% of its assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC") and the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order, or (ii) the Fund relies on one or more of the available exemptions from Section 12(d)(1)(A).

Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

In addition, the Fund is subject to the 3% limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

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Closed-End Investment Companies.

The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE Arca, Inc., the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Fund and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds.

ETFs are either active funds that pursue active management strategies or are passive funds that pursue strategies designed to track their related index and both have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide periodic dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 (or other large multiples of) shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire NAV falls below a certain amount.

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Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

REITs

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the NYSE Arca, Inc., the Pacific Stock Exchange, and NASDAQ PHLX.

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The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, that Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

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Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts.

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

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Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its Custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operations. Accordingly, the Fund is not currently subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

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The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc.

Under guidelines adopted by the Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund did not engage in securities lending activities in the most recently completed fiscal year ended July 31, 2019.

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Short Sales

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Fund's net assets. This percentage may be varied by action of the Board. No such percentage limitation applies to the AS Fund; however, Fund assets are segregated to cover any short sale obligations at all times. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

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Certain Investment Techniques and Derivatives Risk

When the Advisor uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling commodity options, options on commodity futures or commodity futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

If a restriction on the Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

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Policies and Procedures for Disclosure Of Portfolio Holdings

The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Advisor and Northern Lights Distributors, LLC (the “Distributor”) will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.  This information typically reflects the Fund’s anticipated holdings as of the next Business Day (as defined below).

Access to information concerning the Fund's portfolio holdings may be permitted to personnel of third party service providers, including the Fund's custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund.

The Fund discloses on the Advisor’s website at www.ArrowFunds.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q or N-PORT, as applicable. The Trust will also disclose a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-Q or N-PORT, as applicable and Form N-CSR for the Fund are available on the SEC's website at www.sec.gov. The Fund's Form N-Q or N-PORT, as applicable and Form N-CSR are available without charge, upon request, by calling 1-877-277-6933 or by writing to: Arrow Dogs of the World ETF, c/o Gemini Fund Services, LLC 17645 Wright Street, Suite 200, Omaha, NE 68130.

Management

The business of the Trust is managed by the Advisor under the direction of the Board in accordance with the Trust Instrument and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of four (4) individuals, three (3) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”). Pursuant to the Governing Documents, the Trustees shall elect officers including, but not limited to, a President a Treasurer, a Secretary, and a Chief Compliance Officer.

The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the judgment of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Leadership Structure of the Board

Board members who are Independent Trustees currently constitute three-quarters of the Board. Joseph Barrato is considered an interested Trustee, and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison between the other Trustees, Trust officers, management personnel and counsel. The Board believes that having an interested Chairman, who is familiar with the Advisor and its operations, while also having three-quarters of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board does not believe that an independent Chairman would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings. For these reasons, the Board also determined not to appoint a lead Independent Trustee.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established one standing committee: the Audit Committee. The members and responsibilities of each Board committee are summarized below.

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The Board holds four regularly scheduled in-person or telephonic meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its CCO at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Barrato is a founding member of Arrow Investment Advisors, LLC, the advisor to the Fund. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm's research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Robert Andrialis has more than 50 years of experience in the financial services and business management. He served as a president and senior executive of various organizations in the financial services industry and founded Berwick Capital. Mr. Andrialis’ experience in the financial services industry, coupled with his extensive leadership experience, gives him a strong understanding of the operational and management issues facing mutual funds and makes him well qualified to serve as a Trustee to the Trust.

Paul Montgomery is the principal owner and managing member of Theta Investment Research, LLC, an independent research firm focused on the management of alternative investments. He has nearly ten years of experience in the investment management industry. Mr. Montgomery holds a bachelor of art degree in psychology from The King's College. Mr. Montgomery's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. His ability to perform his duties effectively also has been enhanced by his educational background and professional training. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of other registered mutual fund trusts and has previously served as a director of certain public companies.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified. Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as Trustees and officers of the Arrow Trust:

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Non-Interested Trustees

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016 – present); Advisor, INDXX, LLC (2014 – 2016) President, Secured Growth Quantitative Research (2011–2014).	10	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012 - present).	10	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010 – present).	10	Arrow ETF Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV; Aquila Distributors

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

Interested Trustees and Officers

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Joseph Barrato (2) Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006- present).	10	Arrow ETF Trust
Sothara Chin Born in 1966	Chief Compliance Officer since 2018; Previously from 2011-2015

Managing Partner of Fit Compliance, LLC (2017 - present); Chief Operations Officer and Chief Compliance Officer, ImpactUs Marketplace, LLC (2015-2017); Chief Compliance Officer,

Arrow Investment Advisors, LLC

(2011-2015).

			N/A	N/A
Jake Griffith Born in 1978	Secretary since 2011	Founder, President, and Director of Sales, Arrow Investment Advisors, LLC (2006- present).	N/A	N/A
Sam Singh 80 Arkay Dr. Hauppauge, NY 11788 Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President (2015 - present); Assistant Vice President (2011-2015), Gemini Fund Services, LLC	N/A	N/A

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(2) Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

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Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the fiscal year ended July 31, 2019, the Audit Committee held two meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Advisor will receive a quarterly retainer of $2,083, as well as reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended July 31, 2019. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From the Fund**	Pension or Retirement Benefits Accrued as Part of the Fund's Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex*** Paid to Trustees
Robert S. Andrialis	$4,999	$0	$0	$16,664
Joseph Barrato*	$0	$0	$0	$0
Paul Montgomery	$4,999	$0	$0	$16,664
Thomas T. Sarkany	$4,999	$0	$0	$16,664

* Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

**There are multiple series comprising the Trust. Trustees' fees are allocated equally to each Fund in the Trust on a pro rata basis, based on the Fund’s net assets.

*** The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Robert S. Andrialis	None	$0
Joseph Barrato**	$1 – 10,000	Over $100,000
Paul Montgomery	None	$0
Thomas T. Sarkany	None	$0

*The term “Family of Investment Companies” refers to the Trust and Arrow ETF Trust.

** Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

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Management Ownership

As of November 1, 2019, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Control Persons and Principal Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. A shareholder owning of record or beneficially more than 25% of the Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Authorized Participants, as of November 1, 2019, the following shareholders of record owned 5% or more of the outstanding shares of the Fund.

Arrow Dogs of the World ETF	Percentage of Shares
MUFG Union Bank, N. A.	54.5%
New York, NY

RBC Capital Markets, LLC	10.1%
New York, NY

National Financial Services, LLC	7.6%
Boston, MA

LPL Financial	5.8%
Fort Mill, SC

Investment Advisor

Investment Advisor and Investment Advisory Agreement

The Advisor of the Fund is Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Mr. Jacob Griffith and Mr. Joseph Barrato are the controlling shareholders of the Advisor.

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the operations of the Fund.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 0.60% of the Fund's average daily net assets. The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until December 31, 2020 to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation will not exceed 0.65% of its net assets. This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

The following table provides information about the advisory fees paid by the Fund to the Advisor during the last two fiscal years or periods:

Fiscal Year Ended	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed
July 31, 2018	0.60%	$17,171	$17,171	$0	$60,869
July 31, 2019	0.60%	$29,526	$29,526	$0	$87,360

In addition to investment advisory fees, the Fund pay other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

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Under the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Fund or the Advisor performing services relating to research, statistical and investment activities.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

A summary of the Board of Trustees deliberations in approving the Advisory Agreement is included in the Fund’s semi-annual report to shareholders for the period ended January 31, 2018.

Codes of Ethics

The Trust, the Advisor and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the "Code"), the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Code, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Advisor or its designee, subject to the Board's continuing oversight. The Policies require that the Advisor or its designee vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor or its designee to present to the Board, at least annually, the Advisor's or its designee’s Proxy Policies and a record of each proxy voted by the Advisor or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor or its designee as involving a conflict of interest. A copy of the Advisor's Proxy Voting Policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-877-277-6933; and (2) on the SEC’s website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-877-277-6933 and will be sent within three business days of receipt of a request.

Portfolio Managers

Security selections for the Fund are made by a team that consists of the portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are William E. Flaig Jr., Joseph Barrato, Jon Guyer and Amit Gutt at the Advisor. As of July 31, 2019, each was responsible for the management of the following types of accounts. None of the accounts are subject to performance based fees.

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	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
William E. Flaig Jr.	10	$481,402,207	0	$0	0	$0
Joseph Barrato	10	$481,402,207	0	$0	0	$0
Jon Guyer	10	$481,402,207	0	$0	0	$0
Amit Gutt	1	$5,133,017	0	$0	0	$0

Conflicts of Interest

As indicated in the tables above, portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from its managed Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over his managed Fund.

When allocating investments among client accounts, the portfolio managers have the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

"Cross trades" in which a portfolio manager sells a particular security held by the Fund to another account managed by the Advisor, including another Fund (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than the independent third party would pay. The Advisor and the Fund have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Compensation

As compensation for his responsibilities as Chief Investment Officer of Arrow Investment Advisors, LLC, Mr. Flaig receives a fixed base salary designed to be competitive relative to the size of the Advisor within the mutual fund industry. The base salary is determined by the Advisor's management committee. In addition Mr. Flaig is eligible to participate in a bonus program based on the pre-tax performance and asset growth of the funds managed by the Advisor relative to the Fund's benchmark index. Mr. Flaig also participates in an incentive program that provides a percentage of ownership in the advisor in set amounts over a set time frame. As the Chief Executive Officer and Portfolio Manager, Mr. Barrato receives a fixed base salary and discretionary bonus from the Advisor. As Portfolio Manager, Mr. Guyer receives a fixed base salary and discretionary bonus from the Advisor. As Portfolio Manager, Mr. Gutt receives a fixed base salary and discretionary bonus from the Advisor.

Ownership

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of the date of July 31, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
William E. Flaig Jr.	None
Joseph Barrato	$1-$10,000
Jon Guyer	None
Amit Gutt	None

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Distribution of Shares

Northern Lights Distributors, LLC, located at 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  Archer Distributors, LLC, an affiliate of the Fund’s Investment Advisor (“Archer”) is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor and Archer are each registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The offering of the Fund’s Shares are continuous and the Distributor acts as an agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the other party.  The Distribution Agreement will automatically terminate in the event of its assignment.  The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources. The Distributor did not receive any compensation from the Fund during the fiscal years ended July 31, 2018 and 2019.

Rule 12b-1 Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”).  In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by the Fund is deemed to be indirect financing by the Fund of the distribution of its Shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Advisor and other persons may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Advisor and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the Fund.  The making of the types of payments described in this paragraph could create a conflict of interest for the party receiving such payments.

 The Plan was adopted in order to permit the implementation of the Fund’s method of distribution.  No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

Under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan, if made, and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by the Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares. There were no 12b-1 expenditures paid by the Fund during the fiscal year or period ended July 31, 2018 and 2019.

Allocation of Portfolio Brokerage

Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however the Advisor may execute brokerage transactions for the Fund, and the Fund may incur brokerage commissions. Also, the Fund may accept cash as part or all of an in-kind creation or redemption of a Creation Unit, in which case the Advisor may need to execute brokerage transactions for the Fund. The policy of the Advisor regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

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In seeking to implement its policies, the Advisor effects transactions with those brokers and dealers that the Advisor believes provide the most favorable prices and are capable of providing efficient executions. The Advisor and its affiliates do not currently participate in soft dollar transactions.

The Advisor assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Advisor are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Advisor. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the ask prices).

The brokerage commissions paid with respect to the Fund, are presented in the table below for the periods shown:

Periods Ended July 31
2019	2018
$8,321	$5,127

Portfolio Turnover

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. For the fiscal year ended July 31, 2019, the portfolio turnover rate was 100%. For the fiscal period ended July 31, 2018, the portfolio turnover rate was 81%.

Other Service Providers

Fund Administration and Fund Accounting

The Administrator for the Fund is Gemini Fund Services, LLC (the "Administrator"), which has its principal office at 80 Arkay Dr., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

Pursuant to a Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement is dated September 29, 2014. The Fund Services Agreement remained in effect for two years from the effective date of the agreement, and remains in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund's shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

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The Administrator also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the administrative services rendered to the Fund under the Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays the Administrator for any out-of-pocket expenses. The fees paid by the Fund to the Administrator for fund accounting services and administrative services are presented in the table below for the periods shown:

Periods Ended July 31
2019	2018
$18,867	$6,327

As of February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of the Administrator and the Distributor (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Transfer Agent and Custodian

Brown Brothers Harriman and Co. (“BBH”) which has its principal office at 50 Post Office Square, Boston, MA 02110, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund and also serves as the custodian of the Fund’s assets pursuant to Custodian and Transfer Agent Agreement by and between BBH and the Trust on behalf of the Fund. Under the Custodian and Transfer Agent Agreement, BBH, acting as the Fund’s transfer agent, is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. Additionally, acting as the Fund’s custodian, BBH’s responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund's investments, maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; and maintaining records of purchases and sales based upon communications from the Advisor. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

The fees paid by the Fund to BBH are presented in the table below for the periods shown:

Periods Ended July 31
2019	2018
$12,887	$5,786

Compliance Officer

Fit Compliance Services, LLC (“FIT”), c/o Arrow Investment Advisors, LLC located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between FIT and the Trust. FIT’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays FIT a fixed fee based on the Fund’s assets under management.

Index Provider

The index is an index sponsored, created, compiled, and maintained by Arrow Insights, a division of the Advisor. The Advisor and AJN Corporation have entered into a joint venture operating under the name of NextGen Innovations (“NGI”). NGI created the A.I. Dogs of the World Index (the “Index”). “A.I.” stands for Arrow Insights, which is a division of the Advisor. The methodology for the Index was published by Arrow Insights and is hosted on the Arrow Insights’ website. Thompson Reuters acts as calculation agent for the Index.

In order to minimize any potential for conflicts caused by the fact that a division of the Advisor acts as the Index provider, the Fund will post on its website on each day that the NYSE Arca and the Trust are open for business (a “Business Day”), before commencement of trading of shares on NYSE Arca, the identities and quantities of the portfolio securities, assets and other positions held by the Fund that will form the basis for the Fund’s calculation of NAV at the end of the Business Day.

Arrow Insights does not charge a licensing fee for the Fund to use the Index.  If the Advisor were to no longer serve as the advisor to the Fund, it may determine to no longer allow the Fund to use the Index as part of the Fund’s strategy or to charge a fee for the Fund to do so.  Such an event could result in the Fund having to change its investment strategies, being liquidated, or an increase to the Fund’s expense ratio.

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Description of Shares

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. Each class of shares of the Fund may vote separately on matters related to its Rule 12b-1 Plan.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program is written and has been approved by the Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Purchase, Redemption and Pricing of Shares

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," net asset value of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

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Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. The Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the "Exchange Close") on each day that the Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

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Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by a Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of a Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$5,900	0.35%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than(y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

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Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Advisor and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Advisor, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Advisor, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order.

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The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Advisor shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Advisor. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Advisor) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

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If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

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Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Advisor and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2020 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Market	Holiday Date	Holiday Name
Argentina	Wednesday, January 01, 2020	New Year’s Day
Argentina	Monday, February 24, 2020	Carnival
Argentina	Tuesday, February 25, 2020	Carnival
Argentina	Monday, March 23, 2020	Bridge Holiday for Tourism
Argentina	Tuesday, March 24, 2020	Memorial Day
Argentina	Thursday, April 02, 2020	Malvinas Islands Memorial Day
Argentina	Thursday, April 09, 2020	Holy Thursday
Argentina	Friday, April 10, 2020	Good Friday
Argentina	Friday, May 01, 2020	Labour Day
Argentina	Monday, May 25, 2020	May Revolution's Day
Argentina	Monday, June 15, 2020	Martin Miguel Guemes Memorial
Argentina	Thursday, July 09, 2020	Independence Day
Argentina	Friday, July 10, 2020	Bridge Holiday for Tourism
Argentina	Monday, August 17, 2020	San Martin's Memorial Day
Argentina	Monday, October 12, 2020	Respect to Cultural Diversity
Argentina	Friday, November 06, 2020	Banking Labor Day
Argentina	Monday, November 23, 2020	Day of National Sovereignty
Argentina	Monday, December 07, 2020	Bridge Holiday for Tourism
Argentina	Tuesday, December 08, 2020	Virgin Mary's Day
Argentina	Friday, December 25, 2020	Christmas Day
Australia	Wednesday, January 01, 2020	New Year’s Day
Australia	Friday, April 10, 2020	Good Friday
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Australia	Monday, April 13, 2020	Easter Monday
Australia	Thursday, December 24, 2020	Christmas Eve
Australia	Friday, December 25, 2020	Christmas Day
Australia	Thursday, December 31, 2020	New Year’s Eve
Austria	Wednesday, January 01, 2020	New Year’s Day
Austria	Monday, January 06, 2020	Epiphany Day
Austria	Friday, April 10, 2020	Good Friday
Austria	Monday, April 13, 2020	Easter Monday
Austria	Friday, May 01, 2020	Labour Day
Austria	Thursday, May 21, 2020	Ascension Day
Austria	Monday, June 01, 2020	Whit Monday
Austria	Thursday, June 11, 2020	Corpus Christi Day
Austria	Monday, October 26, 2020	National Holiday
Austria	Tuesday, December 08, 2020	Immaculate Conception
Austria	Thursday, December 24, 2020	Christmas Eve
Austria	Friday, December 25, 2020	Christmas Day
Austria	Thursday, December 31, 2020	New Year’s Eve
Bahrain	Wednesday, January 01, 2020	New Year’s Day
Bahrain	Sunday, May 03, 2020	Labour Day
Bahrain	Sunday, May 24, 2020	Eid al-Fitr
Bahrain	Monday, May 25, 2020	Eid al-Fitr
Bahrain	Thursday, July 30, 2020	Eid al-Adha
Bahrain	Friday, July 31, 2020	Eid al-Adha
Bahrain	Wednesday, December 16, 2020	National Day
Bahrain	Thursday, December 17, 2020	National Day
Belgium	Wednesday, January 01, 2020	New Year’s Day
Belgium	Friday, April 10, 2020	Good Friday
Belgium	Monday, April 13, 2020	Easter Monday
Belgium	Friday, May 01, 2020	Labour Day
Belgium	Friday, December 25, 2020	Christmas Day
Bermuda	Wednesday, January 01, 2020	New Year’s Day
Bermuda	Friday, April 10, 2020	Good Friday
Bermuda	Monday, May 25, 2020	Bermuda Day
Bermuda	Monday, June 15, 2020	National Heroes' Day
Bermuda	Thursday, July 30, 2020	Emancipation and Somers Day
Bermuda	Friday, July 31, 2020	Emancipation and Somers Day
Bermuda	Monday, September 07, 2020	Labour Day
Bermuda	Wednesday, November 11, 2020	Remembrance Day
Bermuda	Friday, December 25, 2020	Christmas Day
Bermuda	Monday, December 28, 2020	Boxing Day (Observed)
Bosnia-Herzegovina	Wednesday, January 01, 2020	New Year’s Day
Bosnia-Herzegovina	Thursday, January 02, 2020	New Year’s Holiday
Bosnia-Herzegovina	Tuesday, January 07, 2020	Orthodox Christmas
Bosnia-Herzegovina	Thursday, January 09, 2020	Republic Day
Bosnia-Herzegovina	Monday, April 13, 2020	Easter Monday
Bosnia-Herzegovina	Friday, April 17, 2020	Orthodox Good Friday
Bosnia-Herzegovina	Monday, April 20, 2020	Orthodox Easter Monday
Bosnia-Herzegovina	Friday, May 01, 2020	Labour Day
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Bosnia-Herzegovina	Monday, May 25, 2020	Eid-al-Fitr/Ramadan
Bosnia-Herzegovina	Friday, July 31, 2020	Eid-al-Adha/Hajj
Bosnia-Herzegovina	Saturday, November 21, 2020	Dayton Peace Agreement Day
Bosnia-Herzegovina	Wednesday, November 25, 2020	Statehood Day
Bosnia-Herzegovina	Friday, December 25, 2020	Christmas Day
Botswana	Wednesday, January 01, 2020	New Year’s Day
Botswana	Friday, April 10, 2020	Good Friday
Botswana	Monday, April 13, 2020	Easter Monday
Botswana	Friday, May 01, 2020	Labour Day
Botswana	Thursday, May 21, 2020	Ascension Day
Botswana	Wednesday, July 01, 2020	Sir Seretse Khama Day
Botswana	Monday, July 20, 2020	Presidents' Day
Botswana	Tuesday, July 21, 2020	Presidents' Day
Botswana	Wednesday, September 30, 2020	Independence Day
Botswana	Friday, December 25, 2020	Christmas Day
Bulgaria	Wednesday, January 01, 2020	New Year’s Day
Bulgaria	Tuesday, March 03, 2020	Liberation Day
Bulgaria	Friday, April 17, 2020	Good Friday
Bulgaria	Monday, April 20, 2020	Easter Monday
Bulgaria	Friday, May 01, 2020	Labour Day
Bulgaria	Wednesday, May 06, 2020	Saint George's Day
Bulgaria	Monday, May 25, 2020	Culture and Literacy Day
Bulgaria	Monday, September 07, 2020	Unification Day
Bulgaria	Tuesday, September 22, 2020	Independence Day
Bulgaria	Thursday, December 24, 2020	Christmas Eve
Bulgaria	Friday, December 25, 2020	Christmas Day
Canada	Wednesday, January 01, 2020	New Year’s Day
Canada	Monday, February 17, 2020	Family Day
Canada	Friday, April 10, 2020	Good Friday
Canada	Monday, May 18, 2020	Victoria Day
Canada	Wednesday, July 01, 2020	Canada Day
Canada	Monday, August 03, 2020	Civic Holiday
Canada	Monday, September 07, 2020	Labour Day
Canada	Monday, October 12, 2020	Thanksgiving Day
Canada	Wednesday, November 11, 2020	Remembrance Day
Canada	Friday, December 25, 2020	Christmas Day
Canada	Monday, December 28, 2020	Boxing Day (Observed)
Chile	Wednesday, January 01, 2020	New Year’s Day
Chile	Friday, April 10, 2020	Good Friday
Chile	Friday, May 01, 2020	Labour Day
Chile	Thursday, May 21, 2020	Navy Day
Chile	Monday, June 29, 2020	St. Peter and St. Paul Dinner
Chile	Thursday, July 16, 2020	Our Lady of Mount Carmel
Chile	Friday, September 18, 2020	Independence Day
Chile	Monday, October 12, 2020	Day of the Race
Chile	Tuesday, December 08, 2020	Immaculate Conception
Chile	Friday, December 25, 2020	Christmas Day
China	Wednesday, January 01, 2020	New Year’s Day
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China	Friday, January 24, 2020	Chinese New Year
China	Monday, January 27, 2020	Chinese New Year
China	Tuesday, January 28, 2020	Chinese New Year
China	Wednesday, January 29, 2020	Chinese New Year
China	Thursday, January 30, 2020	Chinese New Year
China	Friday, May 01, 2020	Labour Day
China	Thursday, June 25, 2020	Dragon Boat Festival
China	Friday, June 26, 2020	Dragon Boat Festival
China	Thursday, October 01, 2020	National Day Holiday
China	Friday, October 02, 2020	National Day Holiday
China	Monday, October 05, 2020	National Day Holiday
China	Tuesday, October 06, 2020	National Day Holiday
China	Wednesday, October 07, 2020	National Day Holiday
Costa Rica	Wednesday, January 01, 2020	New Year’s Day
Costa Rica	Thursday, April 09, 2020	Holy Thursday
Costa Rica	Friday, April 10, 2020	Good Friday
Costa Rica	Friday, May 01, 2020	Labour Day
Costa Rica	Tuesday, September 15, 2020	Independence Day
Costa Rica	Monday, October 12, 2020	Culture Encounter Day
Costa Rica	Friday, December 25, 2020	Christmas Day
Croatia	Wednesday, January 01, 2020	New Year’s Day
Croatia	Monday, January 06, 2020	Epiphany Day
Croatia	Friday, April 10, 2020	Good Friday
Croatia	Monday, April 13, 2020	Easter Monday
Croatia	Friday, May 01, 2020	Labour Day
Croatia	Thursday, June 11, 2020	Corpus Christi Day
Croatia	Monday, June 22, 2020	Day of Antifascist Struggle
Croatia	Thursday, June 25, 2020	Statehood Day
Croatia	Wednesday, August 05, 2020	Victory and Homeland Day
Croatia	Thursday, October 08, 2020	Independence Day
Croatia	Thursday, December 24, 2020	Christmas Eve
Croatia	Friday, December 25, 2020	Christmas Day
Croatia	Thursday, December 31, 2020	New Year’s Eve
Cyprus	Wednesday, January 01, 2020	New Year’s Day
Cyprus	Wednesday, March 11, 2020	Green Monday
Cyprus	Wednesday, March 25, 2020	Greek Independence Day
Cyprus	Wednesday, April 01, 2020	Cyprus National Day
Cyprus	Friday, April 10, 2020	Good Friday
Cyprus	Monday, April 13, 2020	Easter Monday
Cyprus	Friday, April 17, 2020	Orthodox Good Friday
Cyprus	Monday, April 20, 2020	Orthodox Easter Monday
Cyprus	Tuesday, April 21, 2020	Orthodox Easter Tuesday
Cyprus	Friday, May 01, 2020	Labour Day
Cyprus	Monday, June 08, 2020	Pentecost
Cyprus	Thursday, June 25, 2020	Public Holiday
Cyprus	Thursday, October 01, 2020	Independence Day
Cyprus	Wednesday, October 28, 2020	Greek National Day
Cyprus	Thursday, December 24, 2020	Christmas Eve
35

Cyprus	Friday, December 25, 2020	Christmas Day
Czech Republic	Wednesday, January 01, 2020	New Year’s Day
Czech Republic	Friday, April 10, 2020	Good Friday
Czech Republic	Monday, April 13, 2020	Easter Monday
Czech Republic	Friday, May 01, 2020	May Day
Czech Republic	Thursday, December 24, 2020	Christmas Eve
Czech Republic	Friday, December 25, 2020	Christmas Day
Denmark	Wednesday, January 01, 2020	New Year’s Day
Denmark	Friday, April 10, 2020	Good Friday
Denmark	Monday, April 13, 2020	Easter Monday
Denmark	Friday, May 01, 2020	May Day
Denmark	Monday, June 01, 2020	Whit Monday
Denmark	Thursday, December 24, 2020	Christmas Eve
Denmark	Friday, December 25, 2020	Christmas Day
Eswatini	Wednesday, January 01, 2020	New Year’s Day
Eswatini	Friday, April 10, 2020	Good Friday
Eswatini	Monday, April 13, 2020	Easter Monday
Eswatini	Monday, April 20, 2020	King's Birthday Holiday
Eswatini	Friday, May 01, 2020	Women's Day
Eswatini	Thursday, May 21, 2020	Ascension Day
Eswatini	Wednesday, July 22, 2020	King Father's Birthday
Eswatini	Monday, September 07, 2020	Somhlolo Day Holiday
Eswatini	Friday, December 25, 2020	Christmas Day
Eswatini	Monday, December 28, 2020	Incwala Day
France	Wednesday, January 01, 2020	New Year’s Day
France	Friday, April 10, 2020	Good Friday
France	Monday, April 13, 2020	Easter Monday
France	Friday, May 01, 2020	Labour Day
France	Friday, December 25, 2020	Christmas Day
Germany	Wednesday, January 01, 2020	New Year’s Day
Germany	Friday, April 10, 2020	Good Friday
Germany	Monday, April 13, 2020	Easter Monday
Germany	Friday, May 01, 2020	Labour Day
Germany	Thursday, May 21, 2020	Ascension Day
Germany	Monday, June 01, 2020	Whit Monday
Germany	Thursday, June 11, 2020	Corpus Christi Day
Germany	Thursday, December 24, 2020	Christmas Eve
Germany	Friday, December 25, 2020	Christmas Day
Germany	Thursday, December 31, 2020	New Year’s Eve
Ghana	Wednesday, January 01, 2020	New Year’s Day
Ghana	Friday, March 06, 2020	Independence Day
Ghana	Friday, April 10, 2020	Good Friday
Ghana	Monday, April 13, 2020	Easter Monday
Ghana	Friday, May 01, 2020	May Day
Ghana	Sunday, May 24, 2020	Eid al-Fitr
Ghana	Monday, May 25, 2020	Africa Unity Day
Ghana	Wednesday, July 01, 2020	Republic Day
Ghana	Friday, July 31, 2020	Eid al-Adha
36

Ghana	Tuesday, August 04, 2020	Founders Day
Ghana	Monday, September 21, 2020	Memorial Day
Ghana	Friday, December 04, 2020	Farmers' Day
Ghana	Friday, December 25, 2020	Christmas Day
Greece	Wednesday, January 01, 2020	New Year’s Day
Greece	Monday, January 06, 2020	Epiphany Day
Greece	Monday, March 02, 2020	Ash Monday
Greece	Wednesday, March 25, 2020	Independence Day
Greece	Friday, April 10, 2020	Good Friday
Greece	Monday, April 13, 2020	Easter Monday
Greece	Friday, April 17, 2020	Orthodox Good Friday
Greece	Monday, April 20, 2020	Orthodox Easter Monday
Greece	Friday, May 01, 2020	Labour Day
Greece	Monday, June 01, 2020	Whit Monday
Greece	Wednesday, October 28, 2020	National Holiday
Greece	Thursday, December 24, 2020	Christmas Eve
Greece	Friday, December 25, 2020	Christmas Day
Hong Kong SAR	Wednesday, January 01, 2020	New Year’s Day
Hong Kong SAR	Friday, January 24, 2020	Lunar New Year
Hong Kong SAR	Monday, January 27, 2020	Lunar New Year
Hong Kong SAR	Tuesday, January 28, 2020	Lunar New Year
Hong Kong SAR	Wednesday, January 29, 2020	Chinese New Year
Hong Kong SAR	Thursday, January 30, 2020	Chinese New Year
Hong Kong SAR	Friday, April 10, 2020	Good Friday
Hong Kong SAR	Monday, April 13, 2020	Easter Monday
Hong Kong SAR	Thursday, April 30, 2020	Buddha Birthday
Hong Kong SAR	Friday, May 01, 2020	Labour Day
Hong Kong SAR	Thursday, June 25, 2020	Tuen Ng Festival
Hong Kong SAR	Wednesday, July 01, 2020	Holiday
Hong Kong SAR	Thursday, October 01, 2020	National Day
Hong Kong SAR	Friday, October 02, 2020	Mid-Autumn Festival
Hong Kong SAR	Monday, October 05, 2020	National Day Holiday
Hong Kong SAR	Tuesday, October 06, 2020	National Day Holiday
Hong Kong SAR	Wednesday, October 07, 2020	National Day Holiday
Hong Kong SAR	Monday, October 26, 2020	Chung Yeung Festival
Hong Kong SAR	Thursday, December 24, 2020	Christmas Eve
Hong Kong SAR	Friday, December 25, 2020	Christmas Day
Hong Kong SAR	Thursday, December 31, 2020	New Year’s Eve
Hungary	Wednesday, January 01, 2020	New Year’s Day
Hungary	Friday, April 10, 2020	Good Friday
Hungary	Monday, April 13, 2020	Easter Monday
Hungary	Friday, May 01, 2020	Labour Day
Hungary	Monday, June 01, 2020	Whit Monday
Hungary	Thursday, August 20, 2020	Saint Stephen's Day
Hungary	Friday, August 21, 2020	Bridge Holiday
Hungary	Friday, October 23, 2020	Anniversary of 1956 Revolution
Hungary	Thursday, December 24, 2020	Christmas Eve
Hungary	Friday, December 25, 2020	Christmas Day
37

Hungary	Thursday, December 31, 2020	New Year’s Eve
Iceland	Wednesday, January 01, 2020	New Year’s Day
Iceland	Thursday, April 09, 2020	Maundy Thursday
Iceland	Friday, April 10, 2020	Good Friday
Iceland	Monday, April 13, 2020	Easter Monday
Iceland	Thursday, April 23, 2020	First Day of Summer
Iceland	Friday, May 01, 2020	Labour Day
Iceland	Thursday, May 21, 2020	Ascension Day
Iceland	Monday, June 01, 2020	Whit Monday
Iceland	Wednesday, June 17, 2020	Independence Day
Iceland	Monday, August 03, 2020	Commerce Day
Iceland	Thursday, December 24, 2020	Christmas Eve
Iceland	Friday, December 25, 2020	Christmas Day
Iceland	Thursday, December 31, 2020	New Year’s Eve
Indonesia	Wednesday, January 01, 2020	New Year’s Day
Indonesia	Wednesday, March 25, 2020	Day of Silence
Indonesia	Friday, April 10, 2020	Good Friday
Indonesia	Friday, May 01, 2020	Labour Day
Indonesia	Thursday, May 07, 2020	Vesak Day
Indonesia	Thursday, May 21, 2020	Ascension Day
Indonesia	Friday, May 22, 2020	Holiday
Indonesia	Monday, May 25, 2020	Holiday
Indonesia	Monday, June 01, 2020	Birth of Pancasila
Indonesia	Friday, July 31, 2020	Holiday
Indonesia	Monday, August 17, 2020	Independence Day
Indonesia	Thursday, August 20, 2020	Islamic New Year
Indonesia	Thursday, October 29, 2020	Prophet Muhammad's Birthday
Indonesia	Thursday, December 24, 2020	Christmas Eve
Indonesia	Friday, December 25, 2020	Christmas Day
Ireland	Wednesday, January 01, 2020	New Year’s Day
Ireland	Friday, April 10, 2020	Good Friday
Ireland	Monday, April 13, 2020	Easter Monday
Ireland	Friday, May 01, 2020	May Day
Ireland	Monday, June 01, 2020	Holiday
Ireland	Friday, December 25, 2020	Christmas Day
Italy	Wednesday, January 01, 2020	New Year’s Day
Italy	Friday, April 10, 2020	Good Friday
Italy	Monday, April 13, 2020	Easter Monday
Italy	Friday, May 01, 2020	Labour Day
Italy	Thursday, December 24, 2020	Christmas Eve
Italy	Friday, December 25, 2020	Christmas Day
Italy	Thursday, December 31, 2020	New Year’s Eve
Ivory Coast	Wednesday, January 01, 2020	New Year’s Day
Ivory Coast	Monday, April 13, 2020	Easter Monday
Ivory Coast	Friday, May 01, 2020	Labour Day
Ivory Coast	Wednesday, May 20, 2020	Revelation of Quran
Ivory Coast	Thursday, May 21, 2020	Ascension Day
Ivory Coast	Sunday, May 24, 2020	Korite
38

Ivory Coast	Monday, June 01, 2020	Whit Monday
Ivory Coast	Friday, July 31, 2020	Tabaski
Ivory Coast	Friday, August 07, 2020	Independence Day
Ivory Coast	Saturday, August 15, 2020	Assumption Day
Ivory Coast	Thursday, October 29, 2020	Prophet’s Birthday
Ivory Coast	Sunday, November 01, 2020	All Saints' Day
Ivory Coast	Sunday, November 15, 2020	National Peace Day
Ivory Coast	Friday, December 25, 2020	Christmas Day
Japan	Wednesday, January 01, 2020	New Year’s Day
Japan	Thursday, January 02, 2020	Bank Holiday
Japan	Friday, January 03, 2020	Bank Holiday
Japan	Monday, January 13, 2020	Coming-of-Age Day
Japan	Tuesday, February 11, 2020	National Foundation Day
Japan	Monday, February 24, 2020	Emperor's Birthday Observed
Japan	Friday, March 20, 2020	Vernal Equinox Day
Japan	Wednesday, April 29, 2020	Showa Day
Japan	Monday, May 04, 2020	Greenery Day
Japan	Tuesday, May 05, 2020	Children's Day
Japan	Wednesday, May 06, 2020	Memorial Day Observed
Japan	Thursday, July 23, 2020	Marine Day
Japan	Friday, July 24, 2020	Health and Sports Day
Japan	Monday, August 10, 2020	Mountain Day
Japan	Monday, September 21, 2020	Respect for the Aged Day
Japan	Tuesday, September 22, 2020	Autumnal Equinox Day
Japan	Tuesday, November 03, 2020	Culture Day
Japan	Monday, November 23, 2020	Labor Thanksgiving Day
Japan	Thursday, December 31, 2020	Bank Holiday
Jordan	Wednesday, January 01, 2020	New Year’s Day
Jordan	Friday, May 01, 2020	Labour Day
Jordan	Sunday, May 24, 2020	Eid al-Fitr
Jordan	Monday, May 25, 2020	Independence Day
Jordan	Tuesday, May 26, 2020	Eid al-Fitr
Jordan	Wednesday, May 27, 2020	Eid al-Fitr
Jordan	Friday, July 31, 2020	Eid al-Adha
Jordan	Sunday, August 02, 2020	Eid al-Adha
Jordan	Monday, August 03, 2020	Eid al-Adha
Jordan	Tuesday, August 04, 2020	Eid al-Adha
Jordan	Thursday, August 20, 2020	Muharram/New Year
Jordan	Thursday, October 29, 2020	Prophet’s Birthday
Jordan	Friday, December 25, 2020	Christmas Day
Kenya	Wednesday, January 01, 2020	New Year’s Day
Kenya	Friday, April 10, 2020	Good Friday
Kenya	Monday, April 13, 2020	Easter Monday
Kenya	Friday, May 01, 2020	Labour Day
Kenya	Monday, May 25, 2020	Eid al-Fitr
Kenya	Monday, June 01, 2020	Madaraka Day
Kenya	Friday, July 31, 2020	Eid al-Adha
Kenya	Saturday, October 10, 2020	Moi Day
39

Kenya	Tuesday, October 20, 2020	Mashujaa Day
Kenya	Saturday, December 12, 2020	Jamhuri Day
Kenya	Friday, December 25, 2020	Christmas Day
Kuwait	Wednesday, January 01, 2020	New Year’s Day
Kuwait	Tuesday, February 25, 2020	National Day
Kuwait	Wednesday, February 26, 2020	Liberation Day
Kuwait	Sunday, March 22, 2020	Isra and Miraj holiday
Kuwait	Sunday, May 24, 2020	Eid al-Fitr
Kuwait	Monday, May 25, 2020	Eid al-Fitr
Kuwait	Tuesday, May 26, 2020	Eid al-Fitr
Kuwait	Thursday, July 30, 2020	Waqfat Arafat
Kuwait	Sunday, August 02, 2020	Eid al-Adha
Kuwait	Monday, August 03, 2020	Eid al-Adha
Kuwait	Thursday, August 20, 2020	Islamic New Year holiday
Kuwait	Sunday, November 01, 2020	Prophet’s Birthday
Luxembourg	Wednesday, January 01, 2020	New Year’s Day
Luxembourg	Friday, April 10, 2020	Good Friday
Luxembourg	Monday, April 13, 2020	Easter Monday
Luxembourg	Friday, May 01, 2020	Labour Day
Luxembourg	Thursday, December 24, 2020	Christmas Eve
Luxembourg	Friday, December 25, 2020	Christmas Day
Luxembourg	Thursday, December 31, 2020	New Year’s Eve
Malaysia	Wednesday, January 01, 2020	New Year’s Day
Malaysia	Friday, May 01, 2020	Women's Day
Malaysia	Thursday, May 07, 2020	Wesak Day
Malaysia	Monday, May 25, 2020	Eid-ul-Fitri
Malaysia	Friday, July 31, 2020	Eid-ul-Adha
Malaysia	Thursday, August 20, 2020	Holiday
Malaysia	Monday, August 31, 2020	National Day
Malaysia	Wednesday, September 16, 2020	Malaysia Day
Malaysia	Thursday, October 29, 2020	Prophet’s Birthday
Malaysia	Friday, December 25, 2020	Christmas Day
Mauritius	Wednesday, January 01, 2020	New Year’s Day
Mauritius	Thursday, January 02, 2020	New Year’s Holiday
Mauritius	Friday, February 21, 2020	Maha Shivaratree
Mauritius	Thursday, March 12, 2020	Independence Day
Mauritius	Wednesday, March 25, 2020	Ugaadi
Mauritius	Friday, May 01, 2020	Labour Day
Mauritius	Monday, November 02, 2020	Indentured Labourers
Mauritius	Friday, December 25, 2020	Christmas Day
Mexico	Wednesday, January 01, 2020	New Year’s Day
Mexico	Monday, February 03, 2020	Constitution Day
Mexico	Monday, March 16, 2020	Benito Juarez Day
Mexico	Thursday, April 09, 2020	Holy Thursday
Mexico	Friday, April 10, 2020	Good Friday
Mexico	Friday, May 01, 2020	Labour Day
Mexico	Wednesday, September 16, 2020	Independence Day
Mexico	Monday, November 02, 2020	All Souls Day
40

Mexico	Monday, November 16, 2020	Revolution Day
Mexico	Friday, December 25, 2020	Christmas Day
Namibia	Wednesday, January 01, 2020	New Year’s Day
Namibia	Friday, April 10, 2020	Good Friday
Namibia	Monday, April 13, 2020	Easter Monday
Namibia	Friday, May 01, 2020	Women's Day
Namibia	Monday, May 04, 2020	Cassinga Day
Namibia	Thursday, May 21, 2020	Ascension Day
Namibia	Monday, May 25, 2020	Africa Day
Namibia	Wednesday, August 26, 2020	Heroes Day
Namibia	Thursday, December 10, 2020	Women's Day
Namibia	Friday, December 25, 2020	Christmas Day
Netherlands	Wednesday, January 01, 2020	New Year’s Day
Netherlands	Friday, April 10, 2020	Good Friday
Netherlands	Monday, April 13, 2020	Easter Monday
Netherlands	Friday, May 01, 2020	Labour Day
Netherlands	Friday, December 25, 2020	Christmas Day
New Zealand	Wednesday, January 01, 2020	New Year’s Day
New Zealand	Thursday, January 02, 2020	New Year’s Holiday
New Zealand	Monday, January 20, 2020	Wellington Anniversary Day
New Zealand	Monday, January 27, 2020	Auckland Anniversary Day
New Zealand	Thursday, February 06, 2020	Waitangi Day
New Zealand	Friday, April 10, 2020	Good Friday
New Zealand	Monday, April 13, 2020	Easter Monday
New Zealand	Monday, April 27, 2020	ANZAC Day Observed
New Zealand	Monday, June 01, 2020	Queen's Birthday
New Zealand	Monday, October 26, 2020	Labour Day
New Zealand	Friday, December 25, 2020	Christmas Day
New Zealand	Monday, December 28, 2020	Boxing Day (Observed)
Nigeria	Wednesday, January 01, 2020	New Year’s Day
Nigeria	Friday, April 10, 2020	Good Friday
Nigeria	Monday, April 13, 2020	Easter Monday
Nigeria	Friday, May 01, 2020	Labour Day
Nigeria	Monday, May 25, 2020	Id el Fitri Holiday
Nigeria	Friday, June 12, 2020	Democracy Day
Nigeria	Friday, July 31, 2020	Id el Kabir
Nigeria	Thursday, October 01, 2020	National Day
Nigeria	Thursday, October 29, 2020	Id el Maulud
Nigeria	Friday, December 25, 2020	Christmas Day
Oman	Sunday, May 24, 2020	Eid al-Fitr
Oman	Monday, May 25, 2020	Eid al-Fitr
Oman	Tuesday, May 26, 2020	Eid al-Fitr
Oman	Thursday, July 23, 2020	Renaissance Day
Oman	Thursday, July 30, 2020	Eid al-Adha
Oman	Friday, July 31, 2020	Eid al-Adha
Oman	Wednesday, August 19, 2020	Islamic New Year
Pakistan	Wednesday, February 05, 2020	Kashmir Day
Pakistan	Monday, March 23, 2020	Pakistan Day
41

Pakistan	Friday, May 01, 2020	Labour Day
Pakistan	Monday, May 25, 2020	Eid al-Fitr
Pakistan	Tuesday, May 26, 2020	Eid al-Fitr
Pakistan	Wednesday, May 27, 2020	Eid al-Fitr
Pakistan	Friday, July 31, 2020	Eid al-Adha
Pakistan	Sunday, August 02, 2020	Eid al-Adha
Pakistan	Friday, August 14, 2020	Independence Day
Pakistan	Friday, August 28, 2020	First Day of Ashura
Pakistan	Thursday, October 29, 2020	Eid Milad un-Nabi
Pakistan	Friday, December 25, 2020	Christmas Day
Philippines	Wednesday, January 01, 2020	New Year’s Day
Philippines	Thursday, April 09, 2020	Maundy Thursday
Philippines	Friday, April 10, 2020	Good Friday
Philippines	Friday, May 01, 2020	Labour Day
Philippines	Friday, June 12, 2020	Independence Day
Philippines	Friday, August 21, 2020	Ninoy Aquino Day
Philippines	Monday, August 31, 2020	National Heroes' Day
Philippines	Monday, November 02, 2020	All Saints' Day
Philippines	Thursday, December 24, 2020	Christmas Eve
Philippines	Friday, December 25, 2020	Christmas Day
Philippines	Wednesday, December 30, 2020	Rizal Day
Philippines	Thursday, December 31, 2020	Last Day of the Year
Portugal	Wednesday, January 01, 2020	New Year’s Day
Portugal	Friday, April 10, 2020	Good Friday
Portugal	Monday, April 13, 2020	Easter Monday
Portugal	Friday, May 01, 2020	Labour Day
Portugal	Friday, December 25, 2020	Christmas Day
Qatar	Wednesday, January 01, 2020	New Year’s Day
Qatar	Tuesday, February 11, 2020	Sports Day
Qatar	Sunday, May 24, 2020	Eid al-Fitr
Qatar	Monday, May 25, 2020	Eid al-Fitr
Qatar	Tuesday, May 26, 2020	Eid al-Fitr
Qatar	Thursday, July 30, 2020	Eid al-Adha
Qatar	Friday, July 31, 2020	Eid al-Adha
Qatar	Saturday, August 01, 2020	Eid al-Adha
Qatar	Friday, December 18, 2020	National Day
Rwanda	Wednesday, January 01, 2020	New Year’s Day
Rwanda	Thursday, January 02, 2020	New Year’s Holiday
Rwanda	Monday, February 03, 2020	National Heroes' Day
Rwanda	Tuesday, April 07, 2020	Memorial Day
Rwanda	Friday, April 10, 2020	Good Friday
Rwanda	Friday, May 01, 2020	Labour Day
Rwanda	Monday, May 25, 2020	Eid al-Fitr
Rwanda	Wednesday, July 01, 2020	Independence Day
Rwanda	Monday, July 06, 2020	Liberation Day
Rwanda	Friday, August 07, 2020	Umuganura Day
Rwanda	Monday, August 17, 2020	Holiday
Rwanda	Friday, December 25, 2020	Christmas Day
42

Rwanda	Monday, December 28, 2020	Boxing Day (Observed)
Serbia	Wednesday, January 01, 2020	New Year’s Day
Serbia	Thursday, January 02, 2020	New Year’s Holiday
Serbia	Tuesday, January 07, 2020	Orthodox Christmas Day
Serbia	Monday, February 17, 2020	Serbia National Day
Serbia	Friday, April 17, 2020	Orthodox Good Friday
Serbia	Monday, April 20, 2020	Orthodox Easter Monday
Serbia	Friday, May 01, 2020	Labour Day
Serbia	Wednesday, November 11, 2020	Armistice Day
Serbia	Thursday, December 31, 2020	New Year’s Eve
Singapore	Wednesday, January 01, 2020	New Year’s Day
Singapore	Monday, January 27, 2020	Chinese New Year
Singapore	Friday, April 10, 2020	Good Friday
Singapore	Friday, May 01, 2020	Labour Day
Singapore	Thursday, May 07, 2020	Vesak Day
Singapore	Monday, May 25, 2020	Hari Raya Puasa
Singapore	Friday, July 31, 2020	Hari Raya Haji
Singapore	Monday, August 10, 2020	National Day
Singapore	Friday, December 25, 2020	Christmas Day
Slovenia	Wednesday, January 01, 2020	New Year’s Day
Slovenia	Thursday, January 02, 2020	New Year’s Holiday
Slovenia	Friday, April 10, 2020	Good Friday
Slovenia	Monday, April 13, 2020	Easter Monday
Slovenia	Monday, April 27, 2020	Holiday
Slovenia	Friday, May 01, 2020	Labour Day
Slovenia	Thursday, June 25, 2020	Statehood Day
Slovenia	Thursday, December 24, 2020	Christmas Eve
Slovenia	Friday, December 25, 2020	Christmas Day
Slovenia	Thursday, December 31, 2020	New Year’s Eve
South Africa	Wednesday, January 01, 2020	New Year’s Day
South Africa	Friday, April 10, 2020	Good Friday
South Africa	Monday, April 13, 2020	Family Day
South Africa	Monday, April 27, 2020	Freedom Day
South Africa	Friday, May 01, 2020	Women's Day
South Africa	Tuesday, June 16, 2020	Youth Day
South Africa	Monday, August 10, 2020	Women's Day
South Africa	Thursday, September 24, 2020	Heritage Day
South Africa	Wednesday, December 16, 2020	Reconciliation Day
South Africa	Friday, December 25, 2020	Christmas Day
Spain	Wednesday, January 01, 2020	New Year’s Day
Spain	Friday, April 10, 2020	Good Friday
Spain	Monday, April 13, 2020	Easter Monday
Spain	Friday, May 01, 2020	Labour Day
Spain	Thursday, December 24, 2020	Christmas Eve
Spain	Friday, December 25, 2020	Christmas Day
Spain	Thursday, December 31, 2020	New Year’s Eve
Switzerland	Wednesday, January 01, 2020	New Year’s Day
Switzerland	Thursday, January 02, 2020	Bank Holiday
43

Switzerland	Friday, April 10, 2020	Good Friday
Switzerland	Monday, April 13, 2020	Easter Monday
Switzerland	Friday, May 01, 2020	Labour Day
Switzerland	Thursday, May 21, 2020	Ascension Day
Switzerland	Monday, June 01, 2020	Whit Monday
Switzerland	Friday, December 25, 2020	Christmas Day
Tanzania	Wednesday, January 01, 2020	New Year’s Day
Tanzania	Tuesday, April 07, 2020	Karume Day
Tanzania	Friday, April 10, 2020	Good Friday
Tanzania	Monday, April 13, 2020	Easter Monday
Tanzania	Friday, May 01, 2020	Women's Day
Tanzania	Tuesday, July 07, 2020	Saba Saba
Tanzania	Friday, July 31, 2020	Eid al-Adha
Tanzania	Wednesday, October 14, 2020	Mwalimu Nyerere Day
Tanzania	Thursday, October 29, 2020	Maulid
Tanzania	Wednesday, December 09, 2020	Independence Day
Tanzania	Friday, December 25, 2020	Christmas Day
Thailand	Wednesday, January 01, 2020	New Year’s Day
Thailand	Monday, February 10, 2020	Makha Bucha Day (Observed)
Thailand	Monday, April 06, 2020	Memorial Day
Thailand	Monday, April 13, 2020	Songkran Festival
Thailand	Tuesday, April 14, 2020	Songkran Festival
Thailand	Wednesday, April 15, 2020	Songkran Festival
Thailand	Friday, May 01, 2020	Labour Day
Thailand	Monday, May 04, 2020	Coronation Day
Thailand	Wednesday, May 06, 2020	Vesak Day
Thailand	Wednesday, June 03, 2020	Queen Suthida's Birthday
Thailand	Monday, July 06, 2020	Asarnha Bucha Day (Observed)
Thailand	Tuesday, July 28, 2020	H.M. the King's Birthday
Thailand	Wednesday, August 12, 2020	Mother’s Day
Thailand	Tuesday, October 13, 2020	Great Memorial Day
Thailand	Friday, October 23, 2020	Chulalongkorn Day
Thailand	Monday, December 07, 2020	National Day
Thailand	Thursday, December 10, 2020	Constitution Day
Thailand	Thursday, December 31, 2020	New Year’s Eve
Tunisia	Wednesday, January 01, 2020	New Year’s Day
Tunisia	Tuesday, January 14, 2020	Revolution National Day
Tunisia	Friday, March 20, 2020	Independence Day
Tunisia	Thursday, April 09, 2020	Martyrs' Day
Tunisia	Friday, May 01, 2020	Working National Day
Tunisia	Monday, May 25, 2020	Aid El Fitr
Tunisia	Tuesday, May 26, 2020	Aid El Fitr
Tunisia	Friday, July 31, 2020	Aid El Idha
Tunisia	Thursday, August 13, 2020	Women National Day
Tunisia	Monday, August 31, 2020	Islamic New Year
Tunisia	Thursday, October 15, 2020	Evacuation Day
Tunisia	Thursday, October 29, 2020	Prophet’s Birthday
Turkey	Wednesday, January 01, 2020	New Year’s Day
44

Turkey	Thursday, April 23, 2020	National Sovereignty
Turkey	Friday, May 01, 2020	Labour Day
Turkey	Tuesday, May 19, 2020	Youth and Sports Day
Turkey	Monday, May 25, 2020	Ramadan Holiday
Turkey	Wednesday, July 15, 2020	National Unity Day
Turkey	Thursday, July 30, 2020	Sacrifice Feast
Turkey	Friday, July 31, 2020	Sacrifice Feast
Turkey	Monday, August 03, 2020	Sacrifice Feast
Turkey	Sunday, August 30, 2020	Victory Day
Turkey	Wednesday, October 28, 2020	Republic Day
Turkey	Thursday, October 29, 2020	Republic Day
Uganda	Wednesday, January 01, 2020	New Year’s Day
Uganda	Friday, April 10, 2020	Good Friday
Uganda	Monday, April 13, 2020	Easter Monday
Uganda	Friday, May 01, 2020	Labour Day
Uganda	Wednesday, June 03, 2020	Martyrs' Day
Uganda	Tuesday, June 09, 2020	National Heroes' Day
Uganda	Friday, July 31, 2020	Eid al-Adha
Uganda	Friday, October 09, 2020	Independence Day
Uganda	Friday, December 25, 2020	Christmas Day
United Arab Emirates	Wednesday, January 01, 2020	New Year’s Day
United Arab Emirates	Sunday, May 24, 2020	Eid al-Fitr
United Arab Emirates	Monday, May 25, 2020	Eid al-Fitr
United Arab Emirates	Tuesday, May 26, 2020	Eid al-Fitr
United Arab Emirates	Friday, July 31, 2020	Eid al-Adha
United Arab Emirates	Sunday, August 02, 2020	Eid al-Adha
United Arab Emirates	Wednesday, December 02, 2020	National Day
United States	Wednesday, January 01, 2020	New Year’s Day
United States	Monday, January 20, 2020	Martin Luther King Jr. Day
United States	Monday, February 17, 2020	Washington's Birthday
United States	Friday, April 10, 2020	Good Friday
United States	Monday, May 25, 2020	Memorial Day
United States	Friday, July 03, 2020	Independence Day Eve
United States	Monday, July 06, 2020	Independence Day
United States	Monday, September 07, 2020	Labor Day
United States	Monday, October 12, 2020	Columbus Day
United States	Wednesday, November 11, 2020	Veterans' Day
United States	Thursday, November 26, 2020	Thanksgiving Day
United States	Friday, November 27, 2020	Day After Thanksgiving
United States	Friday, December 25, 2020	Christmas Day
Uruguay	Wednesday, January 01, 2020	New Year’s Day
Uruguay	Monday, January 06, 2020	Children's Day
Uruguay	Monday, February 24, 2020	Carnival Monday
Uruguay	Tuesday, February 25, 2020	Carnival Tuesday
Uruguay	Thursday, April 09, 2020	Holy Thursday
Uruguay	Friday, April 10, 2020	Good Friday
Uruguay	Friday, May 01, 2020	Labour Day
Uruguay	Monday, May 18, 2020	Las Piedras Battle Day
45

Uruguay	Friday, June 19, 2020	Artigas Day
Uruguay	Tuesday, August 25, 2020	Independence Day
Uruguay	Monday, October 12, 2020	Columbus Day
Uruguay	Monday, November 02, 2020	All Souls Day
Uruguay	Friday, December 25, 2020	Christmas Day
Zambia	Wednesday, January 01, 2020	New Year’s Day
Zambia	Monday, March 09, 2020	International Women's Day
Zambia	Thursday, March 12, 2020	Youth Day
Zambia	Friday, April 10, 2020	Good Friday
Zambia	Monday, April 13, 2020	Easter Monday
Zambia	Friday, May 01, 2020	Labour Day
Zambia	Monday, May 25, 2020	Africa Freedom Day
Zambia	Monday, July 06, 2020	Heroes' Day
Zambia	Tuesday, July 07, 2020	Unity Day
Zambia	Monday, August 03, 2020	Farmers' Day
Zambia	Friday, December 25, 2020	Christmas Day
Zimbabwe	Wednesday, January 01, 2020	New Year’s Day
Zimbabwe	Friday, February 21, 2020	Robert MugabeNationalYouth Day
Zimbabwe	Thursday, April 09, 2020	Holy Thursday
Zimbabwe	Friday, April 10, 2020	Good Friday
Zimbabwe	Monday, April 13, 2020	Good Friday
Zimbabwe	Friday, May 01, 2020	Women's Day
Zimbabwe	Monday, May 25, 2020	Africa Day
Zimbabwe	Monday, August 10, 2020	Heroes' Day
Zimbabwe	Tuesday, August 11, 2020	Defense Forces Day
Zimbabwe	Tuesday, December 22, 2020	Unity Day
Zimbabwe	Friday, December 25, 2020	Christmas Day

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. As of the fiscal year ended July 31, 2019, the Fund incurred and elected to defer such capital losses of $19,405.

46

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income, if any, will be made annually, and net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

47

Under the Tax Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Tax Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

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Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103 serves as the Fund’s independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The financial statements of the Fund included in the Fund’s most recent annual report to shareholders for the fiscal period ended July 31, 2019, including the notes thereto, and the report of the independent registered public accounting firm thereon are incorporated by reference into this SAI. These financial statements include the Fund’s schedule of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights and notes. You may obtain a copy of the Fund’s annual or semi-annual report without charge by calling the Fund at 1-877-277-6933.

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APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

OF ARROW INVESTMENT ADVISORS, LLC

        Arrow Investment Advisors, LLC ("Arrow") votes (or refrains from voting) proxies for a client in a manner that Arrow, in the exercise of its independent business judgment, concludes are in the best economic interests of such client. In some cases, Arrow may determine that it is in the best economic interests of a client to refrain from exercising the fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, Arrow's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Arrow recalling loaned securities in order to ensure they are voted. Periodically, Arrow analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. Arrow will normally vote on specific proxy issues in accordance with its proxy voting guidelines. Arrow's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. Arrow may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a client. Arrow votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the client, the client's affiliates (if any), Arrow or Arrow's affiliates. When voting proxies, Arrow attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Arrow generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Arrow generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and a Fund investing in such issuer; and

•	Arrow generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

        When Arrow exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the funds, Arrow will vote the shares held by the client in the same proportion as the votes of all other holders of such security.

 Arrow may conclude that the best interest of the firm's client requires that a proxy be voted in a manner that differs from the predetermined proxy voting policy. In this situation, Arrow may vote the proxy other than according to such policy.

 Information with respect to how Arrow voted Fund proxies relating to portfolio securities during the most recent 12-month period is available: (i) without charge, upon request, by calling 1-877-277-6933 or through the Fund's website at www.ArrowFunds.com: and (ii) on the SEC's website at www.sec.gov.

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Arrow DWA Country Rotation ETF

DWCR

a series of Arrow Investments Trust

Listed and traded on:

The Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2019

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus of the Arrow DWA Country Rotation ETF (the "Fund”) dated December 1, 2019. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual or semi-annual reports without charge by contacting the Fund’s Transfer Agent, Brown Brothers Harriman and Co., 50 Post Office Square, Boston, MA 02110 or by calling 1-877-277-6933. You may also obtain a Prospectus, annual, or semi-annual report by visiting our website at www.ArrowFunds.com.

THE FUND	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	15
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	16
MANAGEMENT	16
CONTROL PERSONS AND PRINCIPAL HOLDERS	20
INVESTMENT ADVISOR	20
PORTFOLIO MANAGERS	21
DISTRIBUTION OF SHARES	22
ALLOCATION OF PORTFOLIO BROKERAGE	23
PORTFOLIO TURNOVER	24
OTHER SERVICE PROVIDERS	24
DESCRIPTION OF SHARES	25
ANTI-MONEY LAUNDERING PROGRAM	25
PURCHASE, REDEMPTION AND PRICING OF SHARES	26
TAX STATUS	46
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	49
LEGAL COUNSEL	49
FINANCIAL STATEMENTS	49
APPENDIX A –ADVISOR'S PROXY VOTING POLICIES AND PROCEDURES	A-1

The Fund

The Arrow DWA Country Rotation ETF is a diversified series of Arrow Investments Trust, a Delaware statutory trust organized on August 2, 2011 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

Under the Trust's Trust Instrument, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Trust Instrument or the 1940 Act.

The Fund's restrictions and policies are more fully described here and in the Prospectus. The Fund’s investment objective is to seek investment results that generally correspond to the performance of an applicable underlying index (the “Underlying Index”). The Board may start other series and offer shares of a new fund under the Trust at any time. The Fund is managed by Arrow Investment Advisors, LLC (the "Advisor").

The Fund will issue and redeem shares (“Shares”) at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit").  The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  The Fund was approved for listing on The Nasdaq Stock Market, LLC (the "Exchange").  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash.  In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.  See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

Shares are listed for trading on the Exchange and trade throughout the day on the Exchange.

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Optimized Portfolio Value (“IOPV”), is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IOPV should not be viewed as a “real-time” update of NAV because the IOPV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

 The Exchange calculates the IOPV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. The IOPV will be calculated based on the same portfolio holdings disclosed on the Fund’s website. In determining the estimated value for each of the component securities, the IOPV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPV and makes no representation or warranty as to the accuracy of the IOPV.

Types of Investments

The investment objective of the Fund and a description of its principal investment strategies are set forth under "Risk/Return Summary" in the Prospectus. The Fund's investment objective is not fundamental and may be changed without the approval of a majority of the Fund's outstanding voting securities.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Advisor may employ in pursuit of the Fund's investment objective and a summary of related risks.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

The Fund may invest in preferred stock with a minimum credit rating of investment grade. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

The Fund may invest in convertible securities with a minimum credit rating of investment grade. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General. The Fund may invest in foreign securities directly or through exchange traded funds ("ETFs") and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities.

The Fund may purchase securities of emerging market issuers and ETFs and closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The Fund may invest in debt securities of any credit grade. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

The Fund may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them.

Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, per Fund; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.

Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Resets.

The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates.

Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors.

The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

High Yield Securities

The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended ("Securities Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Securities of Other Investment Companies

The Fund's investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds. In general, under Section 12(d)(1)(A) of the 1940 Act, the Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of its assets in any single such investment company, and (3) investing more than 10% of its assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC") and the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order, or (ii) the Fund relies on one or more of the available exemptions from Section 12(d)(1)(A).

Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Advisor acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

In addition, the Fund is subject to the 3% limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for funds of funds.

Closed-End Investment Companies.

The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "Nasdaq") and, in some cases, may be traded in other over-the-counter markets.

Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the underlying funds are made independently of the Fund and its Advisor. Therefore, the investment advisor of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds.

ETFs are either active funds that pursue active management strategies or are passive funds that pursue strategies designed to track their related index and both have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide periodic dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of 50,000 (or other large multiples of) shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire NAV falls below a certain amount.

Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

REITs

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the Pacific Stock Exchange and Nasdaq PHLX.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, that Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options.

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect.

Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions.

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Options on Futures Contracts.

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option.

While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its Custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin."

The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on their margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (CFTC”) promulgated thereunder, with respect to the Fund’s operations. Accordingly, the Fund is not currently subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the Financial Industry Regulatory Authority, Inc.

Under guidelines adopted by the Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund. The Fund did not engage in securities lending activities in the most recently completed fiscal year ended July 31, 2019.

Short Sales

The Fund may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Fund does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Fund's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Swap Agreements

The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if the Fund has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risk

When the Advisor uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, as well as for speculative purposes, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling commodity options, options on commodity futures or commodity futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

If a restriction on the Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

Policies and Procedures for Disclosure of Portfolio Holdings

The Trust has adopted a policy regarding the disclosure of information about the Fund's portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Advisor or any affiliated person of the Advisor) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Advisor and Northern Lights Distributors, LLC (the “Distributor”) will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market.  This information typically reflects the Fund’s anticipated holdings as of the next Business Day (as defined below).

Access to information concerning the Fund's portfolio holdings may be permitted to personnel of third party service providers, including the Fund's custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund.

The Fund discloses on the Advisor’s website at www.ArrowFunds.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q or N-PORT, as applicable. The Trust will also disclose a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

Form N-Q or N-PORT, as applicable and Form N-CSR for the Fund are available on the SEC's website at www.sec.gov. The Fund's Form N-Q or N-PORT, as applicable and Form N-CSR are available without charge, upon request, by calling 1-877-277-6933 or by writing to: Arrow DWA Country Rotation ETF, c/o Gemini Fund Services, LLC 17645 Wright Street, Suite 200, Omaha, NE 68130.

Management

The business of the Trust is managed by the Advisor under the direction of the Board in accordance with the Trust Instrument and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of four (4) individuals, three (3) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including, but not limited to, a President, a Treasurer, a Secretary, and a Chief Compliance Officer.

The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the judgment of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Leadership Structure of the Board

Board members who are Independent Trustees currently constitute three-quarters of the Board. Joseph Barrato is considered an interested Trustee, and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board; and serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Advisor and its operations, while also having three-quarters of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board does not believe that an independent Chairman would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings. For these reasons, the Board also determined not to appoint a lead Independent Trustee.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established two standing committees: the Audit Committee. The members and responsibilities of each Board committee are summarized below.

The Board holds four regularly scheduled in-person or telephonic meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Barrato is a founding member of Arrow Investment Advisors, LLC, the advisor to the Fund. He has over 25 years of experience in the investment management industry, including six years with Rydex Investments, where he was responsible for the firm's research and developed momentum models with the Rydex sector funds. Prior to Rydex, Mr. Barrato spent 12 years at the Federal Reserve Board of Governors, as an analyst and senior financial examiner. He holds a bachelor's degree in business administration from The George Washington University, where he majored in finance and minored in accounting. Mr. Barrato's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Robert Andrialis has more than 50 years of experience in the financial services and business management. He served as a president and senior executive of various organizations in the financial services industry and founded Berwick Capital. Mr. Andrialis’ experience in the financial services industry, coupled with his extensive leadership experience, gives him a strong understanding of the operational and management issues facing mutual funds and makes him well qualified to serve as a Trustee to the Trust.

Paul Montgomery is the principal owner and managing member of Theta Investment Research, LLC, an independent research firm focused on the management of alternative investments. He has over ten years of experience in the investment management industry. Mr. Montgomery holds a bachelor of art degree in psychology from The King's College. Mr. Montgomery's experience in the investment management industry gives him a strong understanding of the operational issues facing mutual funds and the regulatory framework under which investment companies must operate.

Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. His ability to perform his duties effectively also has been enhanced by his educational background and professional training. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of other registered mutual fund trusts and has previously served as a director of certain public companies.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified. Unless otherwise noted, the address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. The following individuals serve as Trustees and officers of the Arrow Trust:

Non-Interested Trustees

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Robert Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016 – present); Advisor, INDXX, LLC (2014 – 2016) President, Secured Growth Quantitative Research (2011–2014).	10	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012 - present).	10	Arrow ETF Trust
Thomas Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010 – present).	10	Arrow ETF Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV; Aquila Distributors

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

Interested Trustees and Officers

Name, Address, and Year of Birth	Position(s)/Term of Office*	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee (1)	Other Directorships Held by Trustee
Joseph Barrato (2) Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006- present).	10	Arrow ETF Trust
Sothara Chin Born in 1966	Chief Compliance Officer since 2018; Previously from 2011-2015

Managing Partner of Fit Compliance, LLC (2017 - present); Chief Operations Officer and Chief Compliance Officer, ImpactUs Marketplace, LLC (2015-2017); Chief Compliance Officer,

Arrow Investment Advisors, LLC

(2011-2015).

			N/A	N/A
Jake Griffith Born in 1978	Secretary since 2011	Founder, President, and Director of Sales, Arrow Investment Advisors, LLC (2006- present).	N/A	N/A
Sam Singh 80 Arkay Dr. Hauppauge, NY 11788 Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President (2015 - present); Assistant Vice President (2011-2015), Gemini Fund Services, LLC	N/A	N/A

* The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(1) The "Fund Complex" includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

(2) Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the fiscal year ended July 31, 2019, the Audit Committee held two meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Advisor will receive a quarterly retainer of $2,500, as well as reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended July 31, 2019. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From the Fund**	Pension or Retirement Benefits Accrued as Part of the Fund's Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex*** Paid to Trustees
Robert S. Andrialis	$4,999	$0	$0	$16,664
Joseph Barrato*	$0	$0	$0	$0
Paul Montgomery	$4,999	$0	$0	$16,664
Thomas T. Sarkany	$4,999	$0	$0	$16,664

* Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment Advisor to the Fund, Arrow Investment Advisors, LLC.

**There will be multiple series comprising the Trust. Trustees' fees will be allocated equally to each Fund in the Trust on a pro rata basis, based on the Fund’s net assets.

*** The term “Fund Complex” refers to the Trust and Arrow ETF Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2018.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Robert S. Andrialis	None	$0
Joseph Barrato**	$1 - $10,000	Over $100,000
Paul Montgomery	None	$0
Thomas T. Sarkany	None	$0

*The term “Family of Investment Companies” refers to the Trust and Arrow ETF Trust.

** Joseph Barrato is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the investment advisor to the Fund, Arrow Investment Advisors, LLC.

Management Ownership

As of the November 1, 2019 of this SAI, the Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Control Persons and Principal Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. A shareholder owning of record or beneficially more than 25% of the Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have more significant effect on matters presented at a shareholder's meeting than votes of other shareholders.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Authorized Participants, as of November 1, 2019, the following shareholders of record owned 5% or more of the outstanding shares of the Fund.

Arrow DWA Country Rotation ETF	Percentage of Shares
MUFG Union Bank, N.A.	81.9%
New York, NY

Investment Advisor

Investment Advisor and Investment Advisory Agreement

The Advisor of the Fund is Arrow Investment Advisors, LLC, located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707. Mr. Jacob Griffith and Mr. Joseph Barrato are the controlling shareholders of the Advisor.

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of the Fund, manages the operations of the Fund.

Pursuant to the Advisory Agreement, the Advisor is entitled to receive, on a monthly basis, an annual advisory fee equivalent to 0.70% of the Fund's average daily net assets. The Advisor has contractually agreed to defer its fees and/or reimburse expenses of the Fund until December 31, 2020 to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses foreign custody transaction costs and foreign account set up fees such as litigation ) will not exceed 0.75% of its net assets. This agreement may be terminated by the Fund's Board of Trustees on 60 days’ written notice. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

The following table provides information about the advisory fees paid by the Fund to the Advisor during the last two fiscal years or periods:

Fiscal Year Ended	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed
July 31, 2018	0.70%	$49,516	$49,516	$0	$26,456
July 31, 2019	0.70%	$116,647	$116,647	$0	$4,879

In addition to investment advisory fees, the Fund paid other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

Under the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor.

The Advisor shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Fund or the Advisor performing services relating to research, statistical and investment activities.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Trust's outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

A summary of the Board of Trustees deliberations in approving the Advisory Agreement is included in the Fund’s semi-annual report to shareholders for the period ended January 31, 2018.

Codes of Ethics

The Trust, the Advisor and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the "Code"), the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Code, which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Advisor or its designee, subject to the Board's continuing oversight. The Policies require that the Advisor or its designee vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Advisor or its designee to present to the Board, at least annually, the Advisor's or its designee’s Proxy Policies and a record of each proxy voted by the Advisor or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor or its designee as involving a conflict of interest. A copy of the Advisor's Proxy Voting Policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-877-277-6933; and (2) on the SEC’s website at www.sec.gov. In addition, a copy of the Fund's proxy voting policies and procedures are also available by calling 1-877-277-6933 and will be sent within three business days of receipt of a request.

Portfolio Managers

Security selections for the Fund are made by a team that consists of the portfolio managers and analysts. The members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are William E. Flaig Jr., Joseph Barrato and Jon Guyer at the Advisor. As of July 31, 2019, each was responsible for the management of the following types of accounts. None of the accounts are subject to performance based fees.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
William E. Flaig Jr.	10	$481,402,207	0	$0	0	$0
Joseph Barrato	10	$481,402,207	0	$0	0	$0
Jon Guyer	10	$481,402,207	0	$0	0	$0

Conflicts of Interest

As indicated in the tables above, portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Advisor may receive fees from certain accounts that are higher than the fee it receives from its managed Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over his managed Fund.

When allocating investments among client accounts, the portfolio managers have the fiduciary obligation to treat each client equally, regardless of account size or fees paid. All clients at the same custodian (or trading desk) receive the same average price for each transaction. When multiple trading desks or custodians are used to execute transactions, the portfolio managers execute the trades in such a fashion as to ensure no client grouping consistently receives preferential treatment. When trades in the same security must be executed over multiple days, the portfolio managers execute the trades in a random order to ensure no client grouping consistently receives preferential treatment.

"Cross trades" in which a portfolio manager sells a particular security held by the Fund to another account managed by the Advisor, including another Fund (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than the independent third party would pay. The Advisor and the Fund have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Compensation

As compensation for his responsibilities as Chief Investment Officer of Arrow Investment Advisors, LLC, Mr. Flaig receives a fixed base salary designed to be competitive relative to the size of the Advisor within the mutual fund industry. The base salary is determined by the Advisor's management committee. In addition Mr. Flaig is eligible to participate in a bonus program based on the pre-tax performance and asset growth of the funds managed by the Advisor relative to the Fund's benchmark index. Mr. Flaig also participates in an incentive program that provides a percentage of ownership in the advisor in set amounts over a set time frame. As the Chief Executive Officer and Portfolio Manager, Mr. Barrato receives a fixed base salary and discretionary bonus from the Advisor. As Portfolio Manager, Mr. Guyer receives a fixed base salary and discretionary bonus from the Advisor.

Ownership

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of the date of July 31, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
William E. Flaig Jr.	None
Joseph Barrato	$1-$10,000
Jon Guyer	None

Distribution of Shares

Northern Lights Distributors, LLC, located at 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  Archer Distributors, LLC (“Archer”), an affiliate of the Fund’s Investment Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor and Archer are each registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The offering of the Fund’s Shares are continuous and the Distributor acts as an agent for the Trust.  The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the other party.  The Distribution Agreement will automatically terminate in the event of its assignment.  The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, but of its own resources.

The Distributor did not receive any compensation from the Fund during the fiscal years ended July 31, 2018 and 2019.

Rule 12b-1 Plan

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”).  In accordance with its Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.  In addition, if the payment of management fees by the Fund is deemed to be indirect financing by the Fund of the distribution of its Shares, such payment is authorized by the Plan.  The Plan specifically recognizes that the Advisor and other persons may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares.  The Advisor and such other persons, as well as their affiliates, may pay amounts to third parties for distribution or marketing services on behalf of the Fund.  The making of the types of payments described in this paragraph could create a conflict of interest for the party receiving such payments.

 The Plan was adopted in order to permit the implementation of the Fund’s method of distribution.  No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

Under the Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan, if made, and the purpose for which such expenditures were made.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding Shares and by the Trustees in the manner described above.  The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares. There were no 12b-1 expenditures paid by the Fund during the fiscal year or period ended July 31, 2018 and 2019.

Allocation of Portfolio Brokerage

Portfolio changes will generally be implemented through in-kind transactions for Creation Units, however the Advisor may execute brokerage transactions for the Fund, and the Fund may incur brokerage commissions. Also, the Fund may accept cash as part or all of an in-kind creation or redemption of a Creation Unit, in which case the Advisor may need to execute brokerage transactions for the Fund. The policy of the Advisor regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions under the circumstances. Consistent with this policy, when securities transactions are effected on a stock exchange, the Advisor's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement its policies, the Advisor effects transactions with those brokers and dealers that the Advisor believes provide the most favorable prices and are capable of providing efficient executions. The Advisor and its affiliates do not currently participate in soft dollar transactions.

The Advisor assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Fund and one or more other investment companies or clients supervised by the Advisor are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Advisor. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price under the circumstances.

Purchases and sales of fixed-income securities for the Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, although purchases of new issues from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the ask prices).

The brokerage commissions paid with respect to the Fund, are presented in the table below for the periods shown:

Periods Ended July 31
2019	2018
$21,549	$18,927

Portfolio Turnover

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. For the fiscal year ended July 31, 2019, the portfolio turnover rate was 146%. For the fiscal period ended July 31, 2018, the portfolio turnover rate was 136%.

Other Service Providers

Fund Administration and Fund Accounting

The Administrator for the Fund is Gemini Fund Services, LLC (the "Administrator"), which has its principal office at 80 Arkay Dr., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

Pursuant to a Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Fund Services Agreement is dated September 29, 2014. The Fund Services Agreement remained in effect for two years from the effective date of the agreement, and remains in effect subject to annual approval of the Board for one-year periods thereafter. The Fund Services Agreement is terminable by the Board or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Fund Services Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund's Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund's shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the administrative services rendered to the Fund under the Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services. The Fund also pays the Administrator for any out-of-pocket expenses. The fees paid by the Fund to the Administrator for fund accounting services and administrative services is presented in the table below for the periods shown:

Periods Ended of July 31
2019	2018
$22,360	$7,989

As of February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of the Administrator and the Distributor (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Transfer Agent and Custodian

Brown Brothers Harriman and Co (“BBH”). which has its principal office at 50 Post Office Square, Boston MA 02110, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund and also serves as the custodian of the Fund’s assets pursuant to a Custodian and Transfer Agent Agreement by and between BBH and the Trust on behalf of the Fund. Under the Custodian and Transfer Agent Agreement, BBH, acting as the Fund’s transfer agent, is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. Additionally, acting as the Fund’s custodian, BBH’s responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Fund's investments, maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; and maintaining records of purchases and sales based upon communications from the Advisor. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

The fees paid by the Fund to BBH is presented in the table below for the periods shown:

Periods Ended July 31
2019	2018
$13,170	$6,241

Compliance Officer

Fit Compliance Services, LLC (“FIT”), c/o Arrow Investment Advisors, LLC located at 6100 Chevy Chase Drive, Suite 100, Laurel, MD 20707, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between FIT and the Trust. FIT’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays FIT a fixed fee based on the Fund’s assets under management..

Index Provider

The Fund is based upon the Dorsey Wright Country and Stock Momentum Index (the “Index”). The Index is calculated and maintained by Dorsey Wright & Associates (the “Index Provider”). The Index Provider is not affiliated with the Trust, the Advisor or the Distributor.

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Advisor, the Distributor or a promoter of the Fund.

Neither the Advisor nor any affiliate of the Advisor has any right to influence the selection of the securities in the Underlying Index.

Description of Shares

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series. Each class of shares of the Fund may vote separately on matters related to its Rule 12b-1 Plan.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program is written and has been approved by the Board of Trustees. The Program provides for the development of policies, procedures and internal controls reasonably designed to prevent laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

Purchase, Redemption and Pricing of Shares

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," net asset value of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the current bid price on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Securities traded on a foreign exchange which has not closed by the Valuation Time or for which the official closing prices are not available at the time the NAV is determined may use alternative market prices provided by a pricing service. The Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the "Exchange Close") on each day that the Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 50,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee” or the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases
$1,100

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Advisor and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Advisor, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Advisor make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Advisor, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Advisor shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, as discussed in Appendix C the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Advisor. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Advisor) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Advisor through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Advisor and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2020 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Market	Holiday Date	Holiday Name
Argentina	Wednesday, January 01, 2020	New Year’s Day
Argentina	Monday, February 24, 2020	Carnival

Argentina	Tuesday, February 25, 2020	Carnival
Argentina	Monday, March 23, 2020	Bridge Holiday for Tourism
Argentina	Tuesday, March 24, 2020	Memorial Day
Argentina	Thursday, April 02, 2020	Malvinas Islands Memorial Day
Argentina	Thursday, April 09, 2020	Holy Thursday
Argentina	Friday, April 10, 2020	Good Friday
Argentina	Friday, May 01, 2020	Labour Day
Argentina	Monday, May 25, 2020	May Revolution's Day
Argentina	Monday, June 15, 2020	Martin Miguel Guemes Memorial
Argentina	Thursday, July 09, 2020	Independence Day
Argentina	Friday, July 10, 2020	Bridge Holiday for Tourism
Argentina	Monday, August 17, 2020	San Martin's Memorial Day
Argentina	Monday, October 12, 2020	Respect to Cultural Diversity
Argentina	Friday, November 06, 2020	Banking Labor Day
Argentina	Monday, November 23, 2020	Day of National Sovereignty
Argentina	Monday, December 07, 2020	Bridge Holiday for Tourism
Argentina	Tuesday, December 08, 2020	Virgin Mary's Day
Argentina	Friday, December 25, 2020	Christmas Day
Australia	Wednesday, January 01, 2020	New Year’s Day
Australia	Friday, April 10, 2020	Good Friday
Australia	Monday, April 13, 2020	Easter Monday
Australia	Thursday, December 24, 2020	Christmas Eve
Australia	Friday, December 25, 2020	Christmas Day
Australia	Thursday, December 31, 2020	New Year’s Eve
Austria	Wednesday, January 01, 2020	New Year’s Day
Austria	Monday, January 06, 2020	Epiphany Day
Austria	Friday, April 10, 2020	Good Friday
Austria	Monday, April 13, 2020	Easter Monday
Austria	Friday, May 01, 2020	Labour Day
Austria	Thursday, May 21, 2020	Ascension Day
Austria	Monday, June 01, 2020	Whit Monday
Austria	Thursday, June 11, 2020	Corpus Christi Day
Austria	Monday, October 26, 2020	National Holiday
Austria	Tuesday, December 08, 2020	Immaculate Conception
Austria	Thursday, December 24, 2020	Christmas Eve
Austria	Friday, December 25, 2020	Christmas Day
Austria	Thursday, December 31, 2020	New Year’s Eve
Bahrain	Wednesday, January 01, 2020	New Year’s Day
Bahrain	Sunday, May 03, 2020	Labour Day
Bahrain	Sunday, May 24, 2020	Eid al-Fitr
Bahrain	Monday, May 25, 2020	Eid al-Fitr
Bahrain	Thursday, July 30, 2020	Eid al-Adha
Bahrain	Friday, July 31, 2020	Eid al-Adha
Bahrain	Wednesday, December 16, 2020	National Day
Bahrain	Thursday, December 17, 2020	National Day
Belgium	Wednesday, January 01, 2020	New Year’s Day
Belgium	Friday, April 10, 2020	Good Friday
Belgium	Monday, April 13, 2020	Easter Monday

Belgium	Friday, May 01, 2020	Labour Day
Belgium	Friday, December 25, 2020	Christmas Day
Bermuda	Wednesday, January 01, 2020	New Year’s Day
Bermuda	Friday, April 10, 2020	Good Friday
Bermuda	Monday, May 25, 2020	Bermuda Day
Bermuda	Monday, June 15, 2020	National Heroes' Day
Bermuda	Thursday, July 30, 2020	Emancipation and Somers Day
Bermuda	Friday, July 31, 2020	Emancipation and Somers Day
Bermuda	Monday, September 07, 2020	Labour Day
Bermuda	Wednesday, November 11, 2020	Remembrance Day
Bermuda	Friday, December 25, 2020	Christmas Day
Bermuda	Monday, December 28, 2020	Boxing Day (Observed)
Bosnia-Herzegovina	Wednesday, January 01, 2020	New Year’s Day
Bosnia-Herzegovina	Thursday, January 02, 2020	New Year’s Holiday
Bosnia-Herzegovina	Tuesday, January 07, 2020	Orthodox Christmas
Bosnia-Herzegovina	Thursday, January 09, 2020	Republic Day
Bosnia-Herzegovina	Monday, April 13, 2020	Easter Monday
Bosnia-Herzegovina	Friday, April 17, 2020	Orthodox Good Friday
Bosnia-Herzegovina	Monday, April 20, 2020	Orthodox Easter Monday
Bosnia-Herzegovina	Friday, May 01, 2020	Labour Day
Bosnia-Herzegovina	Monday, May 25, 2020	Eid-al-Fitr/Ramadan
Bosnia-Herzegovina	Friday, July 31, 2020	Eid-al-Adha/Hajj
Bosnia-Herzegovina	Saturday, November 21, 2020	Dayton Peace Agreement Day
Bosnia-Herzegovina	Wednesday, November 25, 2020	Statehood Day
Bosnia-Herzegovina	Friday, December 25, 2020	Christmas Day
Botswana	Wednesday, January 01, 2020	New Year’s Day
Botswana	Friday, April 10, 2020	Good Friday
Botswana	Monday, April 13, 2020	Easter Monday
Botswana	Friday, May 01, 2020	Labour Day
Botswana	Thursday, May 21, 2020	Ascension Day
Botswana	Wednesday, July 01, 2020	Sir Seretse Khama Day
Botswana	Monday, July 20, 2020	Presidents' Day
Botswana	Tuesday, July 21, 2020	Presidents' Day
Botswana	Wednesday, September 30, 2020	Independence Day
Botswana	Friday, December 25, 2020	Christmas Day
Bulgaria	Wednesday, January 01, 2020	New Year’s Day
Bulgaria	Tuesday, March 03, 2020	Liberation Day
Bulgaria	Friday, April 17, 2020	Good Friday
Bulgaria	Monday, April 20, 2020	Easter Monday
Bulgaria	Friday, May 01, 2020	Labour Day
Bulgaria	Wednesday, May 06, 2020	Saint George's Day
Bulgaria	Monday, May 25, 2020	Culture and Literacy Day
Bulgaria	Monday, September 07, 2020	Unification Day
Bulgaria	Tuesday, September 22, 2020	Independence Day
Bulgaria	Thursday, December 24, 2020	Christmas Eve
Bulgaria	Friday, December 25, 2020	Christmas Day
Canada	Wednesday, January 01, 2020	New Year’s Day
Canada	Monday, February 17, 2020	Family Day

Canada	Friday, April 10, 2020	Good Friday
Canada	Monday, May 18, 2020	Victoria Day
Canada	Wednesday, July 01, 2020	Canada Day
Canada	Monday, August 03, 2020	Civic Holiday
Canada	Monday, September 07, 2020	Labour Day
Canada	Monday, October 12, 2020	Thanksgiving Day
Canada	Wednesday, November 11, 2020	Remembrance Day
Canada	Friday, December 25, 2020	Christmas Day
Canada	Monday, December 28, 2020	Boxing Day (Observed)
Chile	Wednesday, January 01, 2020	New Year’s Day
Chile	Friday, April 10, 2020	Good Friday
Chile	Friday, May 01, 2020	Labour Day
Chile	Thursday, May 21, 2020	Navy Day
Chile	Monday, June 29, 2020	St. Peter and St. Paul Dinner
Chile	Thursday, July 16, 2020	Our Lady of Mount Carmel
Chile	Friday, September 18, 2020	Independence Day
Chile	Monday, October 12, 2020	Day of the Race
Chile	Tuesday, December 08, 2020	Immaculate Conception
Chile	Friday, December 25, 2020	Christmas Day
China	Wednesday, January 01, 2020	New Year’s Day
China	Friday, January 24, 2020	Chinese New Year
China	Monday, January 27, 2020	Chinese New Year
China	Tuesday, January 28, 2020	Chinese New Year
China	Wednesday, January 29, 2020	Chinese New Year
China	Thursday, January 30, 2020	Chinese New Year
China	Friday, May 01, 2020	Labour Day
China	Thursday, June 25, 2020	Dragon Boat Festival
China	Friday, June 26, 2020	Dragon Boat Festival
China	Thursday, October 01, 2020	National Day Holiday
China	Friday, October 02, 2020	National Day Holiday
China	Monday, October 05, 2020	National Day Holiday
China	Tuesday, October 06, 2020	National Day Holiday
China	Wednesday, October 07, 2020	National Day Holiday
Costa Rica	Wednesday, January 01, 2020	New Year’s Day
Costa Rica	Thursday, April 09, 2020	Holy Thursday
Costa Rica	Friday, April 10, 2020	Good Friday
Costa Rica	Friday, May 01, 2020	Labour Day
Costa Rica	Tuesday, September 15, 2020	Independence Day
Costa Rica	Monday, October 12, 2020	Culture Encounter Day
Costa Rica	Friday, December 25, 2020	Christmas Day
Croatia	Wednesday, January 01, 2020	New Year’s Day
Croatia	Monday, January 06, 2020	Epiphany Day
Croatia	Friday, April 10, 2020	Good Friday
Croatia	Monday, April 13, 2020	Easter Monday
Croatia	Friday, May 01, 2020	Labour Day
Croatia	Thursday, June 11, 2020	Corpus Christi Day
Croatia	Monday, June 22, 2020	Day of Antifascist Struggle
Croatia	Thursday, June 25, 2020	Statehood Day

Croatia	Wednesday, August 05, 2020	Victory and Homeland Day
Croatia	Thursday, October 08, 2020	Independence Day
Croatia	Thursday, December 24, 2020	Christmas Eve
Croatia	Friday, December 25, 2020	Christmas Day
Croatia	Thursday, December 31, 2020	New Year’s Eve
Cyprus	Wednesday, January 01, 2020	New Year’s Day
Cyprus	Wednesday, March 11, 2020	Green Monday
Cyprus	Wednesday, March 25, 2020	Greek Independence Day
Cyprus	Wednesday, April 01, 2020	Cyprus National Day
Cyprus	Friday, April 10, 2020	Good Friday
Cyprus	Monday, April 13, 2020	Easter Monday
Cyprus	Friday, April 17, 2020	Orthodox Good Friday
Cyprus	Monday, April 20, 2020	Orthodox Easter Monday
Cyprus	Tuesday, April 21, 2020	Orthodox Easter Tuesday
Cyprus	Friday, May 01, 2020	Labour Day
Cyprus	Monday, June 08, 2020	Pentecost
Cyprus	Thursday, June 25, 2020	Public Holiday
Cyprus	Thursday, October 01, 2020	Independence Day
Cyprus	Wednesday, October 28, 2020	Greek National Day
Cyprus	Thursday, December 24, 2020	Christmas Eve
Cyprus	Friday, December 25, 2020	Christmas Day
Czech Republic	Wednesday, January 01, 2020	New Year’s Day
Czech Republic	Friday, April 10, 2020	Good Friday
Czech Republic	Monday, April 13, 2020	Easter Monday
Czech Republic	Friday, May 01, 2020	May Day
Czech Republic	Thursday, December 24, 2020	Christmas Eve
Czech Republic	Friday, December 25, 2020	Christmas Day
Denmark	Wednesday, January 01, 2020	New Year’s Day
Denmark	Friday, April 10, 2020	Good Friday
Denmark	Monday, April 13, 2020	Easter Monday
Denmark	Friday, May 01, 2020	May Day
Denmark	Monday, June 01, 2020	Whit Monday
Denmark	Thursday, December 24, 2020	Christmas Eve
Denmark	Friday, December 25, 2020	Christmas Day
Eswatini	Wednesday, January 01, 2020	New Year’s Day
Eswatini	Friday, April 10, 2020	Good Friday
Eswatini	Monday, April 13, 2020	Easter Monday
Eswatini	Monday, April 20, 2020	King's Birthday Holiday
Eswatini	Friday, May 01, 2020	Women's Day
Eswatini	Thursday, May 21, 2020	Ascension Day
Eswatini	Wednesday, July 22, 2020	King Father's Birthday
Eswatini	Monday, September 07, 2020	Somhlolo Day Holiday
Eswatini	Friday, December 25, 2020	Christmas Day
Eswatini	Monday, December 28, 2020	Incwala Day
France	Wednesday, January 01, 2020	New Year’s Day
France	Friday, April 10, 2020	Good Friday
France	Monday, April 13, 2020	Easter Monday
France	Friday, May 01, 2020	Labour Day

France	Friday, December 25, 2020	Christmas Day
Germany	Wednesday, January 01, 2020	New Year’s Day
Germany	Friday, April 10, 2020	Good Friday
Germany	Monday, April 13, 2020	Easter Monday
Germany	Friday, May 01, 2020	Labour Day
Germany	Thursday, May 21, 2020	Ascension Day
Germany	Monday, June 01, 2020	Whit Monday
Germany	Thursday, June 11, 2020	Corpus Christi Day
Germany	Thursday, December 24, 2020	Christmas Eve
Germany	Friday, December 25, 2020	Christmas Day
Germany	Thursday, December 31, 2020	New Year’s Eve
Ghana	Wednesday, January 01, 2020	New Year’s Day
Ghana	Friday, March 06, 2020	Independence Day
Ghana	Friday, April 10, 2020	Good Friday
Ghana	Monday, April 13, 2020	Easter Monday
Ghana	Friday, May 01, 2020	May Day
Ghana	Sunday, May 24, 2020	Eid al-Fitr
Ghana	Monday, May 25, 2020	Africa Unity Day
Ghana	Wednesday, July 01, 2020	Republic Day
Ghana	Friday, July 31, 2020	Eid al-Adha
Ghana	Tuesday, August 04, 2020	Founders Day
Ghana	Monday, September 21, 2020	Memorial Day
Ghana	Friday, December 04, 2020	Farmers' Day
Ghana	Friday, December 25, 2020	Christmas Day
Greece	Wednesday, January 01, 2020	New Year’s Day
Greece	Monday, January 06, 2020	Epiphany Day
Greece	Monday, March 02, 2020	Ash Monday
Greece	Wednesday, March 25, 2020	Independence Day
Greece	Friday, April 10, 2020	Good Friday
Greece	Monday, April 13, 2020	Easter Monday
Greece	Friday, April 17, 2020	Orthodox Good Friday
Greece	Monday, April 20, 2020	Orthodox Easter Monday
Greece	Friday, May 01, 2020	Labour Day
Greece	Monday, June 01, 2020	Whit Monday
Greece	Wednesday, October 28, 2020	National Holiday
Greece	Thursday, December 24, 2020	Christmas Eve
Greece	Friday, December 25, 2020	Christmas Day
Hong Kong SAR	Wednesday, January 01, 2020	New Year’s Day
Hong Kong SAR	Friday, January 24, 2020	Lunar New Year
Hong Kong SAR	Monday, January 27, 2020	Lunar New Year
Hong Kong SAR	Tuesday, January 28, 2020	Lunar New Year
Hong Kong SAR	Wednesday, January 29, 2020	Chinese New Year
Hong Kong SAR	Thursday, January 30, 2020	Chinese New Year
Hong Kong SAR	Friday, April 10, 2020	Good Friday
Hong Kong SAR	Monday, April 13, 2020	Easter Monday
Hong Kong SAR	Thursday, April 30, 2020	Buddha Birthday
Hong Kong SAR	Friday, May 01, 2020	Labour Day
Hong Kong SAR	Thursday, June 25, 2020	Tuen Ng Festival

Hong Kong SAR	Wednesday, July 01, 2020	Holiday
Hong Kong SAR	Thursday, October 01, 2020	National Day
Hong Kong SAR	Friday, October 02, 2020	Mid-Autumn Festival
Hong Kong SAR	Monday, October 05, 2020	National Day Holiday
Hong Kong SAR	Tuesday, October 06, 2020	National Day Holiday
Hong Kong SAR	Wednesday, October 07, 2020	National Day Holiday
Hong Kong SAR	Monday, October 26, 2020	Chung Yeung Festival
Hong Kong SAR	Thursday, December 24, 2020	Christmas Eve
Hong Kong SAR	Friday, December 25, 2020	Christmas Day
Hong Kong SAR	Thursday, December 31, 2020	New Year’s Eve
Hungary	Wednesday, January 01, 2020	New Year’s Day
Hungary	Friday, April 10, 2020	Good Friday
Hungary	Monday, April 13, 2020	Easter Monday
Hungary	Friday, May 01, 2020	Labour Day
Hungary	Monday, June 01, 2020	Whit Monday
Hungary	Thursday, August 20, 2020	Saint Stephen's Day
Hungary	Friday, August 21, 2020	Bridge Holiday
Hungary	Friday, October 23, 2020	Anniversary of 1956 Revolution
Hungary	Thursday, December 24, 2020	Christmas Eve
Hungary	Friday, December 25, 2020	Christmas Day
Hungary	Thursday, December 31, 2020	New Year’s Eve
Iceland	Wednesday, January 01, 2020	New Year’s Day
Iceland	Thursday, April 09, 2020	Maundy Thursday
Iceland	Friday, April 10, 2020	Good Friday
Iceland	Monday, April 13, 2020	Easter Monday
Iceland	Thursday, April 23, 2020	First Day of Summer
Iceland	Friday, May 01, 2020	Labour Day
Iceland	Thursday, May 21, 2020	Ascension Day
Iceland	Monday, June 01, 2020	Whit Monday
Iceland	Wednesday, June 17, 2020	Independence Day
Iceland	Monday, August 03, 2020	Commerce Day
Iceland	Thursday, December 24, 2020	Christmas Eve
Iceland	Friday, December 25, 2020	Christmas Day
Iceland	Thursday, December 31, 2020	New Year’s Eve
Indonesia	Wednesday, January 01, 2020	New Year’s Day
Indonesia	Wednesday, March 25, 2020	Day of Silence
Indonesia	Friday, April 10, 2020	Good Friday
Indonesia	Friday, May 01, 2020	Labour Day
Indonesia	Thursday, May 07, 2020	Vesak Day
Indonesia	Thursday, May 21, 2020	Ascension Day
Indonesia	Friday, May 22, 2020	Holiday
Indonesia	Monday, May 25, 2020	Holiday
Indonesia	Monday, June 01, 2020	Birth of Pancasila
Indonesia	Friday, July 31, 2020	Holiday
Indonesia	Monday, August 17, 2020	Independence Day
Indonesia	Thursday, August 20, 2020	Islamic New Year
Indonesia	Thursday, October 29, 2020	Prophet Muhammad's Birthday
Indonesia	Thursday, December 24, 2020	Christmas Eve

Indonesia	Friday, December 25, 2020	Christmas Day
Ireland	Wednesday, January 01, 2020	New Year’s Day
Ireland	Friday, April 10, 2020	Good Friday
Ireland	Monday, April 13, 2020	Easter Monday
Ireland	Friday, May 01, 2020	May Day
Ireland	Monday, June 01, 2020	Holiday
Ireland	Friday, December 25, 2020	Christmas Day
Italy	Wednesday, January 01, 2020	New Year’s Day
Italy	Friday, April 10, 2020	Good Friday
Italy	Monday, April 13, 2020	Easter Monday
Italy	Friday, May 01, 2020	Labour Day
Italy	Thursday, December 24, 2020	Christmas Eve
Italy	Friday, December 25, 2020	Christmas Day
Italy	Thursday, December 31, 2020	New Year’s Eve
Ivory Coast	Wednesday, January 01, 2020	New Year’s Day
Ivory Coast	Monday, April 13, 2020	Easter Monday
Ivory Coast	Friday, May 01, 2020	Labour Day
Ivory Coast	Wednesday, May 20, 2020	Revelation of Quran
Ivory Coast	Thursday, May 21, 2020	Ascension Day
Ivory Coast	Sunday, May 24, 2020	Korite
Ivory Coast	Monday, June 01, 2020	Whit Monday
Ivory Coast	Friday, July 31, 2020	Tabaski
Ivory Coast	Friday, August 07, 2020	Independence Day
Ivory Coast	Saturday, August 15, 2020	Assumption Day
Ivory Coast	Thursday, October 29, 2020	Prophet’s Birthday
Ivory Coast	Sunday, November 01, 2020	All Saints' Day
Ivory Coast	Sunday, November 15, 2020	National Peace Day
Ivory Coast	Friday, December 25, 2020	Christmas Day
Japan	Wednesday, January 01, 2020	New Year’s Day
Japan	Thursday, January 02, 2020	Bank Holiday
Japan	Friday, January 03, 2020	Bank Holiday
Japan	Monday, January 13, 2020	Coming-of-Age Day
Japan	Tuesday, February 11, 2020	National Foundation Day
Japan	Monday, February 24, 2020	Emperor's Birthday Observed
Japan	Friday, March 20, 2020	Vernal Equinox Day
Japan	Wednesday, April 29, 2020	Showa Day
Japan	Monday, May 04, 2020	Greenery Day
Japan	Tuesday, May 05, 2020	Children's Day
Japan	Wednesday, May 06, 2020	Memorial Day Observed
Japan	Thursday, July 23, 2020	Marine Day
Japan	Friday, July 24, 2020	Health and Sports Day
Japan	Monday, August 10, 2020	Mountain Day
Japan	Monday, September 21, 2020	Respect for the Aged Day
Japan	Tuesday, September 22, 2020	Autumnal Equinox Day
Japan	Tuesday, November 03, 2020	Culture Day
Japan	Monday, November 23, 2020	Labor Thanksgiving Day
Japan	Thursday, December 31, 2020	Bank Holiday
Jordan	Wednesday, January 01, 2020	New Year’s Day

Jordan	Friday, May 01, 2020	Labour Day
Jordan	Sunday, May 24, 2020	Eid al-Fitr
Jordan	Monday, May 25, 2020	Independence Day
Jordan	Tuesday, May 26, 2020	Eid al-Fitr
Jordan	Wednesday, May 27, 2020	Eid al-Fitr
Jordan	Friday, July 31, 2020	Eid al-Adha
Jordan	Sunday, August 02, 2020	Eid al-Adha
Jordan	Monday, August 03, 2020	Eid al-Adha
Jordan	Tuesday, August 04, 2020	Eid al-Adha
Jordan	Thursday, August 20, 2020	Muharram/New Year
Jordan	Thursday, October 29, 2020	Prophet’s Birthday
Jordan	Friday, December 25, 2020	Christmas Day
Kenya	Wednesday, January 01, 2020	New Year’s Day
Kenya	Friday, April 10, 2020	Good Friday
Kenya	Monday, April 13, 2020	Easter Monday
Kenya	Friday, May 01, 2020	Labour Day
Kenya	Monday, May 25, 2020	Eid al-Fitr
Kenya	Monday, June 01, 2020	Madaraka Day
Kenya	Friday, July 31, 2020	Eid al-Adha
Kenya	Saturday, October 10, 2020	Moi Day
Kenya	Tuesday, October 20, 2020	Mashujaa Day
Kenya	Saturday, December 12, 2020	Jamhuri Day
Kenya	Friday, December 25, 2020	Christmas Day
Kuwait	Wednesday, January 01, 2020	New Year’s Day
Kuwait	Tuesday, February 25, 2020	National Day
Kuwait	Wednesday, February 26, 2020	Liberation Day
Kuwait	Sunday, March 22, 2020	Isra and Miraj holiday
Kuwait	Sunday, May 24, 2020	Eid al-Fitr
Kuwait	Monday, May 25, 2020	Eid al-Fitr
Kuwait	Tuesday, May 26, 2020	Eid al-Fitr
Kuwait	Thursday, July 30, 2020	Waqfat Arafat
Kuwait	Sunday, August 02, 2020	Eid al-Adha
Kuwait	Monday, August 03, 2020	Eid al-Adha
Kuwait	Thursday, August 20, 2020	Islamic New Year holiday
Kuwait	Sunday, November 01, 2020	Prophet’s Birthday
Luxembourg	Wednesday, January 01, 2020	New Year’s Day
Luxembourg	Friday, April 10, 2020	Good Friday
Luxembourg	Monday, April 13, 2020	Easter Monday
Luxembourg	Friday, May 01, 2020	Labour Day
Luxembourg	Thursday, December 24, 2020	Christmas Eve
Luxembourg	Friday, December 25, 2020	Christmas Day
Luxembourg	Thursday, December 31, 2020	New Year’s Eve
Malaysia	Wednesday, January 01, 2020	New Year’s Day
Malaysia	Friday, May 01, 2020	Women's Day
Malaysia	Thursday, May 07, 2020	Wesak Day
Malaysia	Monday, May 25, 2020	Eid-ul-Fitri
Malaysia	Friday, July 31, 2020	Eid-ul-Adha
Malaysia	Thursday, August 20, 2020	Holiday

Malaysia	Monday, August 31, 2020	National Day
Malaysia	Wednesday, September 16, 2020	Malaysia Day
Malaysia	Thursday, October 29, 2020	Prophet’s Birthday
Malaysia	Friday, December 25, 2020	Christmas Day
Mauritius	Wednesday, January 01, 2020	New Year’s Day
Mauritius	Thursday, January 02, 2020	New Year’s Holiday
Mauritius	Friday, February 21, 2020	Maha Shivaratree
Mauritius	Thursday, March 12, 2020	Independence Day
Mauritius	Wednesday, March 25, 2020	Ugaadi
Mauritius	Friday, May 01, 2020	Labour Day
Mauritius	Monday, November 02, 2020	Indentured Labourers
Mauritius	Friday, December 25, 2020	Christmas Day
Mexico	Wednesday, January 01, 2020	New Year’s Day
Mexico	Monday, February 03, 2020	Constitution Day
Mexico	Monday, March 16, 2020	Benito Juarez Day
Mexico	Thursday, April 09, 2020	Holy Thursday
Mexico	Friday, April 10, 2020	Good Friday
Mexico	Friday, May 01, 2020	Labour Day
Mexico	Wednesday, September 16, 2020	Independence Day
Mexico	Monday, November 02, 2020	All Souls Day
Mexico	Monday, November 16, 2020	Revolution Day
Mexico	Friday, December 25, 2020	Christmas Day
Namibia	Wednesday, January 01, 2020	New Year’s Day
Namibia	Friday, April 10, 2020	Good Friday
Namibia	Monday, April 13, 2020	Easter Monday
Namibia	Friday, May 01, 2020	Women's Day
Namibia	Monday, May 04, 2020	Cassinga Day
Namibia	Thursday, May 21, 2020	Ascension Day
Namibia	Monday, May 25, 2020	Africa Day
Namibia	Wednesday, August 26, 2020	Heroes Day
Namibia	Thursday, December 10, 2020	Women's Day
Namibia	Friday, December 25, 2020	Christmas Day
Netherlands	Wednesday, January 01, 2020	New Year’s Day
Netherlands	Friday, April 10, 2020	Good Friday
Netherlands	Monday, April 13, 2020	Easter Monday
Netherlands	Friday, May 01, 2020	Labour Day
Netherlands	Friday, December 25, 2020	Christmas Day
New Zealand	Wednesday, January 01, 2020	New Year’s Day
New Zealand	Thursday, January 02, 2020	New Year’s Holiday
New Zealand	Monday, January 20, 2020	Wellington Anniversary Day
New Zealand	Monday, January 27, 2020	Auckland Anniversary Day
New Zealand	Thursday, February 06, 2020	Waitangi Day
New Zealand	Friday, April 10, 2020	Good Friday
New Zealand	Monday, April 13, 2020	Easter Monday
New Zealand	Monday, April 27, 2020	ANZAC Day Observed
New Zealand	Monday, June 01, 2020	Queen's Birthday
New Zealand	Monday, October 26, 2020	Labour Day
New Zealand	Friday, December 25, 2020	Christmas Day

New Zealand	Monday, December 28, 2020	Boxing Day (Observed)
Nigeria	Wednesday, January 01, 2020	New Year’s Day
Nigeria	Friday, April 10, 2020	Good Friday
Nigeria	Monday, April 13, 2020	Easter Monday
Nigeria	Friday, May 01, 2020	Labour Day
Nigeria	Monday, May 25, 2020	Id el Fitri Holiday
Nigeria	Friday, June 12, 2020	Democracy Day
Nigeria	Friday, July 31, 2020	Id el Kabir
Nigeria	Thursday, October 01, 2020	National Day
Nigeria	Thursday, October 29, 2020	Id el Maulud
Nigeria	Friday, December 25, 2020	Christmas Day
Oman	Sunday, May 24, 2020	Eid al-Fitr
Oman	Monday, May 25, 2020	Eid al-Fitr
Oman	Tuesday, May 26, 2020	Eid al-Fitr
Oman	Thursday, July 23, 2020	Renaissance Day
Oman	Thursday, July 30, 2020	Eid al-Adha
Oman	Friday, July 31, 2020	Eid al-Adha
Oman	Wednesday, August 19, 2020	Islamic New Year
Pakistan	Wednesday, February 05, 2020	Kashmir Day
Pakistan	Monday, March 23, 2020	Pakistan Day
Pakistan	Friday, May 01, 2020	Labour Day
Pakistan	Monday, May 25, 2020	Eid al-Fitr
Pakistan	Tuesday, May 26, 2020	Eid al-Fitr
Pakistan	Wednesday, May 27, 2020	Eid al-Fitr
Pakistan	Friday, July 31, 2020	Eid al-Adha
Pakistan	Sunday, August 02, 2020	Eid al-Adha
Pakistan	Friday, August 14, 2020	Independence Day
Pakistan	Friday, August 28, 2020	First Day of Ashura
Pakistan	Thursday, October 29, 2020	Eid Milad un-Nabi
Pakistan	Friday, December 25, 2020	Christmas Day
Philippines	Wednesday, January 01, 2020	New Year’s Day
Philippines	Thursday, April 09, 2020	Maundy Thursday
Philippines	Friday, April 10, 2020	Good Friday
Philippines	Friday, May 01, 2020	Labour Day
Philippines	Friday, June 12, 2020	Independence Day
Philippines	Friday, August 21, 2020	Ninoy Aquino Day
Philippines	Monday, August 31, 2020	National Heroes' Day
Philippines	Monday, November 02, 2020	All Saints' Day
Philippines	Thursday, December 24, 2020	Christmas Eve
Philippines	Friday, December 25, 2020	Christmas Day
Philippines	Wednesday, December 30, 2020	Rizal Day
Philippines	Thursday, December 31, 2020	Last Day of the Year
Portugal	Wednesday, January 01, 2020	New Year’s Day
Portugal	Friday, April 10, 2020	Good Friday
Portugal	Monday, April 13, 2020	Easter Monday
Portugal	Friday, May 01, 2020	Labour Day
Portugal	Friday, December 25, 2020	Christmas Day
Qatar	Wednesday, January 01, 2020	New Year’s Day

Qatar	Tuesday, February 11, 2020	Sports Day
Qatar	Sunday, May 24, 2020	Eid al-Fitr
Qatar	Monday, May 25, 2020	Eid al-Fitr
Qatar	Tuesday, May 26, 2020	Eid al-Fitr
Qatar	Thursday, July 30, 2020	Eid al-Adha
Qatar	Friday, July 31, 2020	Eid al-Adha
Qatar	Saturday, August 01, 2020	Eid al-Adha
Qatar	Friday, December 18, 2020	National Day
Rwanda	Wednesday, January 01, 2020	New Year’s Day
Rwanda	Thursday, January 02, 2020	New Year’s Holiday
Rwanda	Monday, February 03, 2020	National Heroes' Day
Rwanda	Tuesday, April 07, 2020	Memorial Day
Rwanda	Friday, April 10, 2020	Good Friday
Rwanda	Friday, May 01, 2020	Labour Day
Rwanda	Monday, May 25, 2020	Eid al-Fitr
Rwanda	Wednesday, July 01, 2020	Independence Day
Rwanda	Monday, July 06, 2020	Liberation Day
Rwanda	Friday, August 07, 2020	Umuganura Day
Rwanda	Monday, August 17, 2020	Holiday
Rwanda	Friday, December 25, 2020	Christmas Day
Rwanda	Monday, December 28, 2020	Boxing Day (Observed)
Serbia	Wednesday, January 01, 2020	New Year’s Day
Serbia	Thursday, January 02, 2020	New Year’s Holiday
Serbia	Tuesday, January 07, 2020	Orthodox Christmas Day
Serbia	Monday, February 17, 2020	Serbia National Day
Serbia	Friday, April 17, 2020	Orthodox Good Friday
Serbia	Monday, April 20, 2020	Orthodox Easter Monday
Serbia	Friday, May 01, 2020	Labour Day
Serbia	Wednesday, November 11, 2020	Armistice Day
Serbia	Thursday, December 31, 2020	New Year’s Eve
Singapore	Wednesday, January 01, 2020	New Year’s Day
Singapore	Monday, January 27, 2020	Chinese New Year
Singapore	Friday, April 10, 2020	Good Friday
Singapore	Friday, May 01, 2020	Labour Day
Singapore	Thursday, May 07, 2020	Vesak Day
Singapore	Monday, May 25, 2020	Hari Raya Puasa
Singapore	Friday, July 31, 2020	Hari Raya Haji
Singapore	Monday, August 10, 2020	National Day
Singapore	Friday, December 25, 2020	Christmas Day
Slovenia	Wednesday, January 01, 2020	New Year’s Day
Slovenia	Thursday, January 02, 2020	New Year’s Holiday
Slovenia	Friday, April 10, 2020	Good Friday
Slovenia	Monday, April 13, 2020	Easter Monday
Slovenia	Monday, April 27, 2020	Holiday
Slovenia	Friday, May 01, 2020	Labour Day
Slovenia	Thursday, June 25, 2020	Statehood Day
Slovenia	Thursday, December 24, 2020	Christmas Eve
Slovenia	Friday, December 25, 2020	Christmas Day

Slovenia	Thursday, December 31, 2020	New Year’s Eve
South Africa	Wednesday, January 01, 2020	New Year’s Day
South Africa	Friday, April 10, 2020	Good Friday
South Africa	Monday, April 13, 2020	Family Day
South Africa	Monday, April 27, 2020	Freedom Day
South Africa	Friday, May 01, 2020	Women's Day
South Africa	Tuesday, June 16, 2020	Youth Day
South Africa	Monday, August 10, 2020	Women's Day
South Africa	Thursday, September 24, 2020	Heritage Day
South Africa	Wednesday, December 16, 2020	Reconciliation Day
South Africa	Friday, December 25, 2020	Christmas Day
Spain	Wednesday, January 01, 2020	New Year’s Day
Spain	Friday, April 10, 2020	Good Friday
Spain	Monday, April 13, 2020	Easter Monday
Spain	Friday, May 01, 2020	Labour Day
Spain	Thursday, December 24, 2020	Christmas Eve
Spain	Friday, December 25, 2020	Christmas Day
Spain	Thursday, December 31, 2020	New Year’s Eve
Switzerland	Wednesday, January 01, 2020	New Year’s Day
Switzerland	Thursday, January 02, 2020	Bank Holiday
Switzerland	Friday, April 10, 2020	Good Friday
Switzerland	Monday, April 13, 2020	Easter Monday
Switzerland	Friday, May 01, 2020	Labour Day
Switzerland	Thursday, May 21, 2020	Ascension Day
Switzerland	Monday, June 01, 2020	Whit Monday
Switzerland	Friday, December 25, 2020	Christmas Day
Tanzania	Wednesday, January 01, 2020	New Year’s Day
Tanzania	Tuesday, April 07, 2020	Karume Day
Tanzania	Friday, April 10, 2020	Good Friday
Tanzania	Monday, April 13, 2020	Easter Monday
Tanzania	Friday, May 01, 2020	Women's Day
Tanzania	Tuesday, July 07, 2020	Saba Saba
Tanzania	Friday, July 31, 2020	Eid al-Adha
Tanzania	Wednesday, October 14, 2020	Mwalimu Nyerere Day
Tanzania	Thursday, October 29, 2020	Maulid
Tanzania	Wednesday, December 09, 2020	Independence Day
Tanzania	Friday, December 25, 2020	Christmas Day
Thailand	Wednesday, January 01, 2020	New Year’s Day
Thailand	Monday, February 10, 2020	Makha Bucha Day (Observed)
Thailand	Monday, April 06, 2020	Memorial Day
Thailand	Monday, April 13, 2020	Songkran Festival
Thailand	Tuesday, April 14, 2020	Songkran Festival
Thailand	Wednesday, April 15, 2020	Songkran Festival
Thailand	Friday, May 01, 2020	Labour Day
Thailand	Monday, May 04, 2020	Coronation Day
Thailand	Wednesday, May 06, 2020	Vesak Day
Thailand	Wednesday, June 03, 2020	Queen Suthida's Birthday
Thailand	Monday, July 06, 2020	Asarnha Bucha Day (Observed)

Thailand	Tuesday, July 28, 2020	H.M. the King's Birthday
Thailand	Wednesday, August 12, 2020	Mother’s Day
Thailand	Tuesday, October 13, 2020	Great Memorial Day
Thailand	Friday, October 23, 2020	Chulalongkorn Day
Thailand	Monday, December 07, 2020	National Day
Thailand	Thursday, December 10, 2020	Constitution Day
Thailand	Thursday, December 31, 2020	New Year’s Eve
Tunisia	Wednesday, January 01, 2020	New Year’s Day
Tunisia	Tuesday, January 14, 2020	Revolution National Day
Tunisia	Friday, March 20, 2020	Independence Day
Tunisia	Thursday, April 09, 2020	Martyrs' Day
Tunisia	Friday, May 01, 2020	Working National Day
Tunisia	Monday, May 25, 2020	Aid El Fitr
Tunisia	Tuesday, May 26, 2020	Aid El Fitr
Tunisia	Friday, July 31, 2020	Aid El Idha
Tunisia	Thursday, August 13, 2020	Women National Day
Tunisia	Monday, August 31, 2020	Islamic New Year
Tunisia	Thursday, October 15, 2020	Evacuation Day
Tunisia	Thursday, October 29, 2020	Prophet’s Birthday
Turkey	Wednesday, January 01, 2020	New Year’s Day
Turkey	Thursday, April 23, 2020	National Sovereignty
Turkey	Friday, May 01, 2020	Labour Day
Turkey	Tuesday, May 19, 2020	Youth and Sports Day
Turkey	Monday, May 25, 2020	Ramadan Holiday
Turkey	Wednesday, July 15, 2020	National Unity Day
Turkey	Thursday, July 30, 2020	Sacrifice Feast
Turkey	Friday, July 31, 2020	Sacrifice Feast
Turkey	Monday, August 03, 2020	Sacrifice Feast
Turkey	Sunday, August 30, 2020	Victory Day
Turkey	Wednesday, October 28, 2020	Republic Day
Turkey	Thursday, October 29, 2020	Republic Day
Uganda	Wednesday, January 01, 2020	New Year’s Day
Uganda	Friday, April 10, 2020	Good Friday
Uganda	Monday, April 13, 2020	Easter Monday
Uganda	Friday, May 01, 2020	Labour Day
Uganda	Wednesday, June 03, 2020	Martyrs' Day
Uganda	Tuesday, June 09, 2020	National Heroes' Day
Uganda	Friday, July 31, 2020	Eid al-Adha
Uganda	Friday, October 09, 2020	Independence Day
Uganda	Friday, December 25, 2020	Christmas Day
United Arab Emirates	Wednesday, January 01, 2020	New Year’s Day
United Arab Emirates	Sunday, May 24, 2020	Eid al-Fitr
United Arab Emirates	Monday, May 25, 2020	Eid al-Fitr
United Arab Emirates	Tuesday, May 26, 2020	Eid al-Fitr
United Arab Emirates	Friday, July 31, 2020	Eid al-Adha
United Arab Emirates	Sunday, August 02, 2020	Eid al-Adha
United Arab Emirates	Wednesday, December 02, 2020	National Day
United States	Wednesday, January 01, 2020	New Year’s Day

United States	Monday, January 20, 2020	Martin Luther King Jr. Day
United States	Monday, February 17, 2020	Washington's Birthday
United States	Friday, April 10, 2020	Good Friday
United States	Monday, May 25, 2020	Memorial Day
United States	Friday, July 03, 2020	Independence Day Eve
United States	Monday, July 06, 2020	Independence Day
United States	Monday, September 07, 2020	Labor Day
United States	Monday, October 12, 2020	Columbus Day
United States	Wednesday, November 11, 2020	Veterans' Day
United States	Thursday, November 26, 2020	Thanksgiving Day
United States	Friday, November 27, 2020	Day After Thanksgiving
United States	Friday, December 25, 2020	Christmas Day
Uruguay	Wednesday, January 01, 2020	New Year’s Day
Uruguay	Monday, January 06, 2020	Children's Day
Uruguay	Monday, February 24, 2020	Carnival Monday
Uruguay	Tuesday, February 25, 2020	Carnival Tuesday
Uruguay	Thursday, April 09, 2020	Holy Thursday
Uruguay	Friday, April 10, 2020	Good Friday
Uruguay	Friday, May 01, 2020	Labour Day
Uruguay	Monday, May 18, 2020	Las Piedras Battle Day
Uruguay	Friday, June 19, 2020	Artigas Day
Uruguay	Tuesday, August 25, 2020	Independence Day
Uruguay	Monday, October 12, 2020	Columbus Day
Uruguay	Monday, November 02, 2020	All Souls Day
Uruguay	Friday, December 25, 2020	Christmas Day
Zambia	Wednesday, January 01, 2020	New Year’s Day
Zambia	Monday, March 09, 2020	International Women's Day
Zambia	Thursday, March 12, 2020	Youth Day
Zambia	Friday, April 10, 2020	Good Friday
Zambia	Monday, April 13, 2020	Easter Monday
Zambia	Friday, May 01, 2020	Labour Day
Zambia	Monday, May 25, 2020	Africa Freedom Day
Zambia	Monday, July 06, 2020	Heroes' Day
Zambia	Tuesday, July 07, 2020	Unity Day
Zambia	Monday, August 03, 2020	Farmers' Day
Zambia	Friday, December 25, 2020	Christmas Day
Zimbabwe	Wednesday, January 01, 2020	New Year’s Day
Zimbabwe	Friday, February 21, 2020	Robert MugabeNationalYouth Day
Zimbabwe	Thursday, April 09, 2020	Holy Thursday
Zimbabwe	Friday, April 10, 2020	Good Friday
Zimbabwe	Monday, April 13, 2020	Good Friday
Zimbabwe	Friday, May 01, 2020	Women's Day
Zimbabwe	Monday, May 25, 2020	Africa Day
Zimbabwe	Monday, August 10, 2020	Heroes' Day
Zimbabwe	Tuesday, August 11, 2020	Defense Forces Day
Zimbabwe	Tuesday, December 22, 2020	Unity Day
Zimbabwe	Friday, December 25, 2020	Christmas Day

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Tax Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. As of the fiscal year ended July 31, 2019, the Fund incurred and elected to defer such capital losses of $1,228,025.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income, if any, will be made annually, and net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Tax Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Tax Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Independent Registered Public Accounting Firm

BBD, LLP, located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103 serves as the Fund’s independent registered public accounting firm providing services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as the Trust's legal counsel.

Financial Statements

The financial statements of the Fund included in the Fund’s most recent annual report to shareholders for the fiscal period ended July 31, 2019, including the notes thereto and the report of the independent registered accounting firm thereon are incorporated by reference into this SAI. These financial statements include the Fund’s schedule of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights and notes. You may obtain a copy of the Fund’s annual or semi-annual report without charge by calling the Fund at 1-877-277-6933.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

OF ARROW INVESTMENT ADVISORS, LLC

Arrow Investment Advisors, LLC ("Arrow") votes (or refrains from voting) proxies for a client in a manner that Arrow, in the exercise of its independent business judgment, concludes are in the best economic interests of such client. In some cases, Arrow may determine that it is in the best economic interests of a client to refrain from exercising the fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, Arrow's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Arrow recalling loaned securities in order to ensure they are voted. Periodically, Arrow analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. Arrow will normally vote on specific proxy issues in accordance with its proxy voting guidelines. Arrow's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. Arrow may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a client. Arrow votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the client, the client's affiliates (if any), Arrow or Arrow's affiliates. When voting proxies, Arrow attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Arrow generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Arrow generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and a Fund investing in such issuer; and

•	Arrow generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

When Arrow exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the funds, Arrow will vote the shares held by the client in the same proportion as the votes of all other holders of such security.

Arrow may conclude that the best interest of the firm's client requires that a proxy be voted in a manner that differs from the predetermined proxy voting policy. In this situation, Arrow may vote the proxy other than according to such policy.

Information with respect to how Arrow voted Fund proxies relating to portfolio securities during the most recent 12-month period is available: (i) without charge, upon request, by calling 1-877-277-6933 or through the Fund's website at www.ArrowFunds.com: and (ii) on the SEC's website at www.sec.gov.

PART C

OTHER INFORMATION

Item 28. EXHIBITS.

(a) Articles of Incorporation.

(i)	Registrant's Trust Instrument, which was filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, is incorporated by reference.
(ii)	Certificate of Trust, which was filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, is incorporated by reference.

(b) By-Laws. Registrant's By-Laws, which were filed as an exhibit to the Registrant's Registration Statement on November 23, 2011, are incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	(a) Management Agreement between Arrow Investments Trust (the “Trust”) and Arrow Investment Advisors, LLC (the “Advisor”), which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(b) Amended and Restated Appendix A of the Management Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on December 18, 2017, incorporated by reference.

(ii)	(a) Expense Limitation Agreement between the Trust and the Advisor, which was filed as an exhibit to the Registrant’s Registration Statement on November 5, 2014, is incorporated by reference.

(b) Amended and Restated Expense Limitation Agreement between the Trust and the Advisor is filed herewith.

(iii)	Sub-Advisory Agreement between the Advisor and Halyard Asset Management LLC is filed herewith.

(e) Underwriting Contracts.

(i)	ETF Distribution Agreement with Northern Lights Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 10, 2019, is incorporated by reference.
(ii)	Underwriting Agreement with Archer Distributors, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on June 10, 2019, is incorporated by reference.
(iii)	(a) Form of Authorized Participant Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on November 5, 2014, is incorporated by reference.

(b) Amendment to Form of Authorized Participant Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on November 5, 2014, is incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)	Amended and Restated Global Custody Agreement with MUFG Union Bank, N.A. is filed herewith.
(ii)	Account Control Agreement which was filed as an exhibit to the Registrant's Registration Statement on November 27, 2013, is incorporated by reference.
(iii)	(a) Custody and Transfer Agent Agreement with Brown Brothers Harriman & Co., which was filed as an exhibit to the Registrant's Registration Statement on September 29, 2014, is incorporated by reference.

(b) Amended Appendix A to Custody and Transfer Agent Agreement dated September 28, 2017, which was filed as an exhibit to the Registrant’s Registration Statement on December 18, 2017, is incorporated by reference.

(h) Other Material Contracts.

(i)	(a) Fund Services Agreement with Gemini Fund Services, LLC. which was filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, is incorporated by reference.

(b) Amendment to the Fund Services Agreement with Gemini Fund Services, LLC which was filed as an exhibit to the Registrant’s Registration Statement on September 29, 2014, is incorporated by reference.

(c) Second Amendment to the Fund Services Agreement with Gemini Fund Services, LLC is filed herewith.

(d) Third Amendment to the Fund Services Agreement with Gemini Fund Services, LLC is filed herewith.

(ii)	(a) ETF Fund Services Agreement with Gemini Fund Services, LLC is filed herewith.

(b) Amendment to the ETF Fund Services Agreement with Gemini Fund Services, LLC is filed herewith.

(c) Second Amendment to the ETF Fund Services Agreement with Gemini Fund Services, LLC is filed herewith.

(d) Third Amendment to the ETF Fund Services Agreement with Gemini Fund Services, LLC is filed herewith.

(iii)	Index License Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on December 18, 2017, is incorporated by reference.

(i) Legal Opinion.

(i)	Legal Opinion of Thompson Hine, LLP, which was filed as an exhibit to the Registrant’s Registration Statement on December 18, 2017, is incorporated by reference.
(ii)	Legal Consent of Thompson Hine, LLP is filed herewith.

(j) Other Opinions.

(i)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plans.

(i)	Class A and Class C Plan of Distribution Pursuant to Rule 12b-1, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.
(ii)	(a) ETF Distribution Plan Pursuant to Rule 12b-1 Under the Investment Company Act of 1940, dated March 28, 2017, which was filed as an exhibit to the Registrant’s Registration Statement on December 18, 2017, is incorporated by reference.

(b) Amended Schedule A to ETF Distribution Plan Pursuant to Rule 12b-1 Under the Investment Company Act of 1940, which was filed as an exhibit to the Registrant’s Registration Statement on December 18, 2017, is incorporated by reference.

(n) Rule 18f-3 Plan.

(i) Amended and Restated Rule 18f-3 Plan, which was filed as an exhibit to the Registrant’s Registration Statement on November 28, 2018, is incorporated by reference.

(o) Reserved.

(p) Code of Ethics.

(i)	Code of Ethics for the Trust, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.
(ii)	Code of Ethics for the Advisor, which was filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, is incorporated by reference.

(iii)	Code of Ethics for principal underwriter (Northern Lights Distributors, LLC), as of August 31, 2018, which was filed as an exhibit to the Registrant’s Registration Statement on November 28, 2018, is incorporated by reference.
(iv)	Code of Ethics for principal underwriter (Archer Distributors, LLC), which was filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, is incorporated by reference.
(v)	Code of Ethics for Halyard Asset Management LLC, which was filed as an exhibit to the Registrant’s Registration Statement on March 29, 2017, is incorporated by reference.

(q) Powers of Attorney. Power of Attorney for Robert S. Andrialis, Thomas T. Sarkany and Sam Singh, which were filed as an exhibit to the Registrant’s Registration Statement on May 12, 2014, are incorporated by reference. Power of Attorney for the Trust, and a certificate with respect thereto, and each other trustee and executive officer, which were filed as an exhibit to the Registrant's Registration Statement on February 23, 2012, are incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Generally, certain of the agreements with the Trust, or related to the Trust, provide indemnification of the Trust’s Trustees, officers, the underwriter, and certain Trust affiliates.  Insurance carried by the Trust provides indemnification of the Trustees and officers.  The details of these sources of indemnification and insurance follow.

Article IX, Section 2(a) of the Agreement and Declaration of Trust provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

Article IX, Section 2(b) provides that no indemnification shall be provided to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the ETF Distribution Agreement (the “ETF Distribution Agreement”) between the Trust, Archer Distributors, LLC (“Archer”), and Northern Lights Distributors, LLC (“NLD”) with respect to Arrow DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, and Arrow DWA Country Rotation ETF, the Trust and Archer agree to jointly and severally indemnify and hold harmless NLD and each of its managers and officers and each person, if any, who controls NLD within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any shares or Creation Units, based upon (i) the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust and/or Archer (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading, (ii) the Trust and/or Archer’s failure to maintain an effective registration statement and prospectus with respect to shares of the Funds that are the subject of the claim or demand, (iii) the Trust and/or Archer’s failure to properly register Fund shares under applicable state laws, (iv) instructions given by the Trust and/or Archer, the Trust and/or Archer’s failure to perform its duties hereunder or any inaccuracy of Trust and/or Archer’s representations, (v) any claim brought under Section 11 of the 1933 Act or (vi) all actions taken by NLD hereunder resulting from NLD’s reliance on instructions received from an officer, agent or approved service provider of the Trust and/or Archer.

Pursuant to the ETF Distribution Agreement between the Trust and NLD, NLD covenants and agrees that it will indemnify and hold harmless the Trust and/or Archer and each of their Trustees and officers and each person, if any, who controls the Trust and/or Archer within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees and disbursements incurred in connection therewith) arising out of or based upon any Disqualifying Conduct by NLD in connection with the obligations of NLD hereunder.

Pursuant to the Underwriting Agreement between the Trust and Archer with respect to all series of Arrow Investment Trust, except the Arrow DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, and Arrow DWA Country Rotation ETF, the Trust agrees to indemnify, defend and hold Archer, its several officers and managers, and any person who controls Archer within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which Archer, its officers and managers, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) the breach by the Trust of any representations, warranties or obligations set forth herein, (iii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iv) the Trust’s  failure to maintain an effective Registration statement and Prospectus with respect to shares of the Funds that are the subject of the claim or demand, (v) the Trust’s failure to provide Archer with advertising or sales materials to be filed with FINRA on a timely basis or the Trust’s use of marketing materials that are false or misleading, (vi) the Trust’s failure to properly register Fund shares under applicable state laws, (vii) Actions taken, or omissions to take action, by the Trust or service providers to the Trust, or (viii) actions taken by Archer resulting from Archer’s reliance on instructions received from an officer, agent, investment adviser or legal counsel of the Trust.

Pursuant to the Underwriting Agreement between the Trust and Archer, Archer agrees to indemnify, defend and hold the Trust, its several officers and Board members, and any person who controls the Trust within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Trust, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust , its officers or Board members, or such controlling person results from such claims or demands: (i) arising out of or based upon statements or representations made by Archer which are unauthorized by the Trust or its agents in any sales literature or advertisements or any Disqualifying Conduct by Archer in connection with the offering and sale of any shares, (ii) the breach by Archer of any representations, warranties or obligations set forth herein, or (iii) arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by Archer to the Fund  specifically for use in the Trust’s  Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by Archer to the Trust  and required to be stated in such answers or necessary to make such information not misleading.

The Registrant maintains a mutual fund directors and officers liability policy. The policy, under certain circumstances, such as the inability of the Trust to indemnify Trustees and officers provides coverage to Trustees and officers.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or certain breaches of duty.

Generally, each investment advisory agreement provides that neither the adviser nor any director, manager, officer or employee of the adviser performing services for the Trust at the direction or request of the adviser in connection with the adviser's discharge of its obligations hereunder shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with any matter to which the agreement relates, and the adviser shall not be responsible for any action of the Trustees of the Trust in following or declining to follow any advice or recommendation of the adviser or any sub-adviser retained by the adviser pursuant to Section 9 of the agreement;  PROVIDED, that nothing herein contained shall be construed (i) to protect the adviser against any liability to the Trust or its shareholders to which the adviser would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of the adviser's duties, or by reason of the adviser's reckless disregard of its obligations and duties under the agreement, or (ii) to protect any director, manager, officer or employee of the adviser who is or was a Trustee or officer of the Trust against any liability of the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Trust. Additionally, generally, the sub-advisory agreement provides that the subadviser shall indemnify the adviser, the Trust and the Fund, and their respective affiliates and controlling persons for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which the adviser, the Trust and/or the Fund and their respective affiliates and controlling persons may sustain as a result of the subadviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws or the CEA. Generally, each sub-advisory agreement also provides that the adviser shall indemnify the subadviser, its affiliates and its controlling persons, for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which may be sustained as a result of the adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws or the CEA. In addition, generally, each sub-advisory agreement provides that the Trust shall indemnify the subadviser, its affiliates and its controlling persons, for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which may be sustained as a result of the Trust’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws or the CEA.

The Fund Services Agreement with Gemini Fund Services, LLC provides that the Registrant agrees to indemnify and hold Gemini Fund Services, LLC harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The ETF Fund Services Agreement with Gemini Fund Services, LLC provides that the Registrant agrees to indemnify and hold Gemini Fund Services, LLC harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

Item 31. Activities of Investment Advisor.

Arrow Investment Advisors LLC, 6100 Chevy Chase Dr., Suite 100, Laurel, MD 20707 is a registered investment adviser. Additional information about the Advisor and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Advisor's Form ADV, file number 801-66595. The Trust’s Sub-Advisor, Halyard Asset Management, LLC. located at 50 Main Street, White Plains, New York 10514 is a registered investment adviser. Additional information about the Sub-Advisor and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Sub-Advisor’s Form ADV, file number 801-71687.

Item 32. Principal Underwriters.

(a)(1) Northern Lights Distributors, LLC, is the principal underwriter for Arrow DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF and Arrow DWA Country Rotation ETF, each a series of the Registrant.

NLD also acts as principal underwriter for the following:

AdvisorOne Funds, Arrow ETF Trust, Boyar Value Fund, Inc., Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Miller Investment Trust, Mutual Fund Series Trust, Mutual Fund and Variable Insurance Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investments Access Fund, The Saratoga Advantage Trust, Tributary Funds, Inc., and Two Roads Shared Trust.

(a)(2) Archer Distributors, LLC (“Archer”), is the principal underwriter for all series of Arrow Investment Trust, except the Arrow DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, and Arrow DWA Country Rotation ETF. Archer Distributors, LLC does not act as principal underwriter for other funds outside the Trust.

 (b)(1) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130. NLD is an affiliate of Gemini Fund Services, LLC. To the best of Registrant's knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
William J. Strait	President, General Counsel, Secretary, and Manager	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Stephen Preston	Financial Operations Principal	None
David Young	Manager	None

 (b)(2) Archer is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Archer Distributors, LLC is 6100 Chevy Chase Dr., Suite 100, Laurel, MD 20707. Archer is an affiliate of Arrow Investment Advisors, LLC. To the best of Registrant's knowledge, the following are the members and officers of Archer Distributors, LLC:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Jake Griffith	President	Secretary
Kristin Stelljes	Chief Compliance Officer	None
Estee C. Dorfman	FINOP	None

 (c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Advisor, Principal Underwriters, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAIs.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. The Registrant undertakes that each Fund's Subsidiary will submit to inspection by the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, State of Ohio, on the 27th day of November, 2019.

Arrow Investments Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Robert S. Andrialis*	Trustee	November 27, 2019
Paul Montgomery*	Trustee	November 27, 2019
Thomas T. Sarkany*	Trustee	November 27, 2019
Joseph Barrato*	Trustee, President, and Principal Executive Officer	November 27, 2019
Sam Singh*	Treasurer and Principal Financial Officer	November 27, 2019

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser, Attorney-in-fact

EXHIBIT INDEX

Portions of these exhibits have been omitted.

EX (d)(ii)(b)	Amended and Restated Expense Limitation Agreement between Arrow Investments Trust and Arrow Investment Advisors, LLC dated September 28, 2018.
EX (d)(iii)	Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Halyard Asset Management LLC dated May 6, 2019.
EX (g)(i)	Amended and Restated Global Custody Agreement with MUFG Union Bank, N.A. dated September 17, 2019.
EX (h)(i)(c)	Second Amendment to the Fund Services Agreement with Gemini Fund Services, LLC dated June 1, 2018.
EX (h)(i)(d)	Third Amendment to the Fund Services Agreement with Gemini Fund Services, LLC dated April 1, 2020.
EX (h)(ii)(a)	ETF Fund Services Agreement with Gemini Fund Services, LLC dated June 11, 2015
EX (h)(ii)(b)	Amendment to the ETF Fund Services Agreement with Gemini Fund Services, LLC dated October 1, 2016.
EX (h)(ii)(c)	Second Amendment to the ETF Fund Services Agreement with Gemini Fund Services, LLC dated June 1, 2018.
EX (h)(ii)(d)	Third Amendment to the ETF Fund Services Agreement with Gemini Fund Services, LLC dated April 1, 2020.
EX (i)(ii)	Legal Consent of Thompson Hine, LLP.
EX (j)(i)	Consent of Independent Registered Public Accounting Firm.